UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08326

MFS VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
June 30, 2023
MFS®  Global Equity Series
MFS® Variable Insurance Trust
VGE-SEM

MFS® Global Equity Series
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Equity Series
Portfolio Composition
Portfolio structure (i)
Top ten holdings
Visa, Inc., “A”	3.1%
Schneider Electric SE	2.9%
Linde PLC	2.7%
Medtronic PLC	2.6%
LVMH Moet Hennessy Louis Vuitton SE	2.6%
Comcast Corp., “A”	2.5%
Thermo Fisher Scientific, Inc.	2.5%
Roche Holding AG	2.4%
Accenture PLC, “A”	2.3%
Honeywell International, Inc.	2.2%
GICS equity sectors (g)(i)
Industrials	19.1%
Health Care	18.8%
Financials	17.2%
Consumer Staples	12.2%
Information Technology	8.8%
Consumer Discretionary	8.3%
Communication Services	7.4%
Materials	7.0%
Equity Warrants	0.1%
Issuer country weightings (i)(x)
United States	53.3%
France	11.7%
Switzerland	9.1%
United Kingdom	7.9%
Germany	3.8%
Canada	3.6%
Japan	2.6%
Netherlands	2.3%
Sweden	1.3%
Other Countries	4.4%
Currency exposure weightings (i)(y)
United States Dollar	58.0%
Euro	19.2%
Swiss Franc	9.1%
British Pound Sterling	7.9%
Japanese Yen	2.6%
Swedish Krona	1.3%
South Korean Won	1.1%
Danish Krone	0.5%
Mexican Peso	0.3%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(i)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
1

MFS Global Equity Series
Portfolio Composition - continued
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of June 30, 2023.
The portfolio is actively managed and current holdings may be different.
2

MFS Global Equity Series
Expense Table
Fund expenses borne by the shareholders during the period,
January 1, 2023 through June 30, 2023
As a shareholder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/23	Ending Account Value 6/30/23	Expenses Paid During Period (p) 1/01/23-6/30/23
Initial Class	Actual	0.92%	$1,000.00	$1,105.45	$4.80
	Hypothetical (h)	0.92%	$1,000.00	$1,020.23	$4.61
Service Class	Actual	1.17%	$1,000.00	$1,103.98	$6.10
	Hypothetical (h)	1.17%	$1,000.00	$1,018.99	$5.86
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
3

MFS Global Equity Series
Portfolio of Investments − 6/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Aerospace & Defense – 3.3%
Honeywell International, Inc.	5,587	$ 1,159,303
MTU Aero Engines Holding AG	1,063	275,371
Rolls-Royce Holdings PLC (a)	176,655	338,883
		$1,773,557
Airlines – 0.9%
Aena S.A.	2,840	$ 458,653
Alcoholic Beverages – 5.6%
Carlsberg A.S., “B”	1,909	$ 305,088
Diageo PLC	25,572	1,097,378
Heineken N.V.	7,413	761,828
Pernod Ricard S.A.	3,633	802,381
		$2,966,675
Apparel Manufacturers – 5.1%
Burberry Group PLC	13,659	$ 367,755
Compagnie Financiere Richemont S.A.	5,633	954,410
LVMH Moet Hennessy Louis Vuitton SE	1,436	1,352,289
		$2,674,454
Automotive – 0.4%
Aptiv PLC (a)	1,899	$ 193,869
Broadcasting – 2.0%
Omnicom Group, Inc.	1,725	$ 164,134
Walt Disney Co. (a)	6,388	570,321
WPP Group PLC	30,543	319,393
		$1,053,848
Brokerage & Asset Managers – 2.9%
Charles Schwab Corp.	15,465	$ 876,556
Deutsche Boerse AG	1,497	276,229
London Stock Exchange Group PLC	3,461	367,725
		$1,520,510
Business Services – 8.4%
Accenture PLC, “A”	3,994	$ 1,232,469
Adecco S.A.	3,344	109,206
Brenntag AG	3,115	242,695
Cognizant Technology Solutions Corp., “A”	7,652	499,523
Compass Group PLC	11,666	326,244
Equifax, Inc.	1,843	433,658
Experian PLC	5,497	210,692
Fidelity National Information Services, Inc.	7,160	391,652
Fiserv, Inc. (a)	5,101	643,491
Intertek Group PLC	3,977	215,416
PayPal Holdings, Inc. (a)	2,486	165,891
		$4,470,937
Cable TV – 2.5%
Comcast Corp., “A”	31,430	$ 1,305,916
4

MFS Global Equity Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 1.9%
3M Co.	4,036	$ 403,963
PPG Industries, Inc.	4,220	625,826
		$1,029,789
Computer Software – 3.1%
Check Point Software Technologies Ltd. (a)	4,595	$ 577,224
Oracle Corp.	9,101	1,083,838
		$1,661,062
Computer Software - Systems – 1.1%
Samsung Electronics Co. Ltd.	10,562	$ 582,140
Construction – 0.6%
Otis Worldwide Corp.	3,552	$ 316,164
Consumer Products – 4.3%
Colgate-Palmolive Co.	3,074	$ 236,821
Essity AB	25,173	670,091
International Flavors & Fragrances, Inc.	8,188	651,683
Reckitt Benckiser Group PLC	9,235	693,386
		$2,251,981
Electrical Equipment – 5.0%
Amphenol Corp., “A”	4,465	$ 379,301
Legrand S.A.	6,962	689,802
Schneider Electric SE	8,585	1,559,390
		$2,628,493
Electronics – 1.2%
Hoya Corp.	2,700	$ 322,081
Microchip Technology, Inc.	3,651	327,093
		$649,174
Food & Beverages – 3.6%
Danone S.A.	12,225	$ 748,903
Nestle S.A.	9,468	1,138,212
		$1,887,115
Gaming & Lodging – 1.1%
Marriott International, Inc., “A”	1,870	$ 343,500
Whitbread PLC	5,808	249,757
		$593,257
Insurance – 3.3%
Aon PLC	2,238	$ 772,558
Willis Towers Watson PLC	4,234	997,107
		$1,769,665
Internet – 2.5%
Alphabet, Inc., “A” (a)	8,105	$ 970,168
eBay, Inc.	8,053	359,889
		$1,330,057
5

MFS Global Equity Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 1.2%
Carrier Global Corp.	2,937	$ 145,998
Kubota Corp.	35,000	509,131
		$655,129
Major Banks – 3.6%
Erste Group Bank AG	7,580	$ 265,426
Goldman Sachs Group, Inc.	2,722	877,954
UBS Group AG	37,314	754,368
		$1,897,748
Medical Equipment – 13.5%
Abbott Laboratories	6,715	$ 732,069
Boston Scientific Corp. (a)	16,707	903,682
Cooper Cos., Inc.	1,328	509,195
EssilorLuxottica	1,180	222,242
Medtronic PLC	15,599	1,374,272
Olympus Corp.	34,700	549,262
Sonova Holding AG	1,121	298,332
Stryker Corp.	2,010	613,231
Thermo Fisher Scientific, Inc.	2,501	1,304,897
Waters Corp. (a)	2,315	617,040
		$7,124,222
Other Banks & Diversified Financials – 5.1%
American Express Co.	3,982	$ 693,664
Grupo Financiero Banorte S.A. de C.V.	18,129	149,559
Julius Baer Group Ltd.	3,668	230,887
Visa, Inc., “A”	6,806	1,616,289
		$2,690,399
Pharmaceuticals – 4.7%
Bayer AG	9,741	$ 538,591
Merck KGaA	4,207	695,717
Roche Holding AG	4,159	1,270,864
		$2,505,172
Railroad & Shipping – 4.8%
Canadian National Railway Co.	7,063	$ 855,117
Canadian Pacific Kansas City Ltd.	13,137	1,061,076
Union Pacific Corp.	3,001	614,065
		$2,530,258
Specialty Chemicals – 4.6%
Akzo Nobel N.V.	5,686	$ 463,605
L'Air Liquide S.A.	3,015	540,213
Linde PLC	3,792	1,445,055
		$2,448,873
Specialty Stores – 0.5%
Hermes International	117	$ 254,064
Telecommunications - Wireless – 1.1%
Liberty Broadband Corp. (a)	7,032	$ 563,334
6

MFS Global Equity Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – 0.9%
United Parcel Service, Inc., “B”	2,806	$ 502,975
Total Common Stocks (Identified Cost, $27,020,593)		$52,289,490
	Strike Price	First Exercise
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a) (Identified Cost, $0)	CHF 67	11/20/23	14,904	$ 20,565

Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 5.04% (v) (Identified Cost, $459,054)	459,053	$ 459,145
Other Assets, Less Liabilities – 0.3%		162,197
Net Assets – 100.0%		$52,931,397
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $459,145 and $52,310,055, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
See Notes to Financial Statements
7

MFS Global Equity Series
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/23 Assets
Investments in unaffiliated issuers, at value (identified cost, $27,020,593)	$52,310,055
Investments in affiliated issuers, at value (identified cost, $459,054)	459,145
Foreign currency, at value (identified cost, $11,258)	11,297
Receivables for
Investments sold	183,262
Fund shares sold	56,314
Interest and dividends	182,301
Receivable from investment adviser	8,383
Other assets	191
Total assets	$53,210,948
Liabilities
Payable to custodian	$1,551
Payables for
Investments purchased	199,848
Fund shares reacquired	16,359
Payable to affiliates
Administrative services fee	98
Shareholder servicing costs	58
Distribution and/or service fees	138
Accrued expenses and other liabilities	61,499
Total liabilities	$279,551
Net assets	$52,931,397
Net assets consist of
Paid-in capital	$23,331,540
Total distributable earnings (loss)	29,599,857
Net assets	$52,931,397
Shares of beneficial interest outstanding	2,421,123
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$42,705,265	1,949,084	$21.91
Service Class	10,226,132	472,039	21.66
See Notes to Financial Statements
8

MFS Global Equity Series
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/23
Net investment income (loss)
Income
Dividends	$645,525
Dividends from affiliated issuers	8,706
Interest	328
Other	35
Income on securities loaned	22
Foreign taxes withheld	(53,768)
Total investment income	$600,848
Expenses
Management fee	$230,566
Distribution and/or service fees	12,100
Shareholder servicing costs	1,504
Administrative services fee	8,801
Independent Trustees' compensation	1,504
Custodian fee	7,643
Shareholder communications	4,370
Audit and tax fees	34,718
Legal fees	133
Miscellaneous	11,357
Total expenses	$312,696
Reduction of expenses by investment adviser	(64,260)
Net expenses	$248,436
Net investment income (loss)	$352,412
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$1,928,412
Affiliated issuers	135
Foreign currency	(207)
Net realized gain (loss)	$1,928,340
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$2,850,145
Affiliated issuers	37
Translation of assets and liabilities in foreign currencies	3,479
Net unrealized gain (loss)	$2,853,661
Net realized and unrealized gain (loss)	$4,782,001
Change in net assets from operations	$5,134,413
See Notes to Financial Statements
9

MFS Global Equity Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22
Change in net assets
From operations
Net investment income (loss)	$352,412	$374,997
Net realized gain (loss)	1,928,340	2,133,459
Net unrealized gain (loss)	2,853,661	(14,525,344)
Change in net assets from operations	$5,134,413	$(12,016,888)
Total distributions to shareholders	$—	$(5,629,118)
Change in net assets from fund share transactions	$(1,515,712)	$249,205
Total change in net assets	$3,618,701	$(17,396,801)
Net assets
At beginning of period	49,312,696	66,709,497
At end of period	$52,931,397	$49,312,696
See Notes to Financial Statements
10

MFS Global Equity Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$19.82	$26.90	$24.57	$22.79	$18.82	$22.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.16	$0.12	$0.16	$0.25	$0.23
Net realized and unrealized gain (loss)	1.94	(4.91)	4.07	2.73	5.35	(2.23)
Total from investment operations	$2.09	$(4.75)	$4.19	$2.89	$5.60	$(2.00)
Less distributions declared to shareholders
From net investment income	$—	$(0.12)	$(0.17)	$(0.26)	$(0.25)	$(0.21)
From net realized gain	—	(2.21)	(1.69)	(0.85)	(1.38)	(0.97)
Total distributions declared to shareholders	$—	$(2.33)	$(1.86)	$(1.11)	$(1.63)	$(1.18)
Net asset value, end of period (x)	$21.91	$19.82	$26.90	$24.57	$22.79	$18.82
Total return (%) (k)(r)(s)(x)	10.54(n)	(17.73)	17.21	13.29	30.57	(9.74)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.17(a)	1.17	1.13	1.16	1.16	1.13
Expenses after expense reductions	0.92(a)	0.92	0.92	0.92	0.95	0.97
Net investment income (loss)	1.42(a)(l)	0.74	0.45	0.75	1.16	1.07
Portfolio turnover	5(n)	7	12	12	11	15
Net assets at end of period (000 omitted)	$42,705	$39,840	$51,966	$46,879	$49,771	$45,219

See Notes to Financial Statements
11

MFS Global Equity Series
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$19.62	$26.64	$24.37	$22.62	$18.70	$21.86
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.11	$0.05	$0.10	$0.18	$0.18
Net realized and unrealized gain (loss)	1.92	(4.87)	4.03	2.71	5.32	(2.21)
Total from investment operations	$2.04	$(4.76)	$4.08	$2.81	$5.50	$(2.03)
Less distributions declared to shareholders
From net investment income	$—	$(0.05)	$(0.12)	$(0.21)	$(0.20)	$(0.16)
From net realized gain	—	(2.21)	(1.69)	(0.85)	(1.38)	(0.97)
Total distributions declared to shareholders	$—	$(2.26)	$(1.81)	$(1.06)	$(1.58)	$(1.13)
Net asset value, end of period (x)	$21.66	$19.62	$26.64	$24.37	$22.62	$18.70
Total return (%) (k)(r)(s)(x)	10.40(n)	(17.94)	16.88	13.04	30.20	(9.92)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.42(a)	1.42	1.38	1.41	1.41	1.38
Expenses after expense reductions	1.17(a)	1.17	1.17	1.17	1.20	1.22
Net investment income (loss)	1.18(a)(l)	0.49	0.19	0.48	0.85	0.86
Portfolio turnover	5(n)	7	12	12	11	15
Net assets at end of period (000 omitted)	$10,226	$9,473	$14,744	$13,469	$11,319	$7,139
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
12

MFS Global Equity Series
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Global Equity Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party
13

MFS Global Equity Series
Notes to Financial Statements (unaudited) - continued
pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$27,618,414	$—	$—	$27,618,414
France	6,169,284	—	—	6,169,284
Switzerland	4,776,844	—	—	4,776,844
United Kingdom	4,186,629	—	—	4,186,629
Germany	2,028,603	—	—	2,028,603
Canada	1,916,193	—	—	1,916,193
Japan	509,131	871,343	—	1,380,474
Netherlands	1,225,433	—	—	1,225,433
Sweden	670,091	—	—	670,091
Other Countries	1,755,950	582,140	—	2,338,090
Mutual Funds	459,145	—	—	459,145
Total	$51,315,717	$1,453,483	$—	$52,769,200
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by
14

MFS Global Equity Series
Notes to Financial Statements (unaudited) - continued
U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2023, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/22
Ordinary income (including any short-term capital gains)	$383,057
Long-term capital gains	5,246,061
Total distributions	$5,629,118
The federal tax cost and the tax basis components of distributable earnings were as follows:
15

MFS Global Equity Series
Notes to Financial Statements (unaudited) - continued
As of 6/30/23
Cost of investments	$28,021,153
Gross appreciation	26,078,205
Gross depreciation	(1,330,158)
Net unrealized appreciation (depreciation)	$24,748,047
As of 12/31/22
Undistributed ordinary income	368,585
Undistributed long-term capital gain	2,202,445
Other temporary differences	(3,451)
Net unrealized appreciation (depreciation)	21,897,865
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/23	Year ended 12/31/22
Initial Class	$—	$4,432,765
Service Class	—	1,196,353
Total	$—	$5,629,118
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.75%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2023, this management fee reduction amounted to $3,287, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.92% of average daily net assets for the Initial Class shares and 1.17% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2023, this reduction amounted to $60,973, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and
16

MFS Global Equity Series
Notes to Financial Statements (unaudited) - continued
variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2023, the fee was $1,358, which equated to 0.0053% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2023, these costs amounted to $146.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.0343% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund.  Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended June 30, 2023, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $61,417.
(4)  Portfolio Securities
For the six months ended June 30, 2023, purchases and sales of investments, other than short-term obligations, aggregated $2,795,205 and $4,313,492, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/23		Year ended 12/31/22
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	122,031	$2,556,934	212,890	$4,784,619
Service Class	55,001	1,156,644	80,213	1,744,781
	177,032	$3,713,578	293,103	$6,529,400
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	221,860	$4,432,765
Service Class	—	—	60,452	1,196,353
	—	$—	282,312	$5,629,118
Shares reacquired
Initial Class	(183,395)	$(3,851,124)	(356,010)	$(7,569,275)
Service Class	(65,844)	(1,378,166)	(211,201)	(4,340,038)
	(249,239)	$(5,229,290)	(567,211)	$(11,909,313)
17

MFS Global Equity Series
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/23		Year ended 12/31/22
	Shares	Amount	Shares	Amount
Net change
Initial Class	(61,364)	$(1,294,190)	78,740	$1,648,109
Service Class	(10,843)	(221,522)	(70,536)	(1,398,904)
	(72,207)	$(1,515,712)	8,204	$249,205
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2023, the fund’s commitment fee and interest expense were $134 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$182,641	$4,473,411	$4,197,079	$135	$37	$459,145
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$8,706	$—
18

MFS Global Equity Series
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
19

MFS Global Equity Series
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
20

Semiannual Report
June 30, 2023
MFS®  Growth Series
MFS® Variable Insurance Trust
VEG-SEM

MFS® Growth Series
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Growth Series
Portfolio Composition
Portfolio structure
Top ten holdings
Microsoft Corp.	13.9%
Apple, Inc.	6.3%
Amazon.com, Inc.	5.9%
Alphabet, Inc., “A”	5.7%
NVIDIA Corp.	5.3%
Mastercard, Inc., “A”	3.7%
Visa, Inc., “A”	3.2%
Meta Platforms, Inc., “A”	2.5%
Boston Scientific Corp.	1.9%
Vulcan Materials Co.	1.9%
GICS equity sectors (g)
Information Technology	37.9%
Communication Services	11.5%
Health Care	11.4%
Financials	11.3%
Consumer Discretionary	10.4%
Industrials	8.6%
Materials	5.4%
Consumer Staples	1.5%
Real Estate	0.6%
Energy	0.5%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2023.
The portfolio is actively managed and current holdings may be different.
1

MFS Growth Series
Expense Table
Fund expenses borne by the shareholders during the period,
January 1, 2023 through June 30, 2023
As a shareholder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/23	Ending Account Value 6/30/23	Expenses Paid During Period (p) 1/01/23-6/30/23
Initial Class	Actual	0.73%	$1,000.00	$1,240.11	$4.05
	Hypothetical (h)	0.73%	$1,000.00	$1,021.17	$3.66
Service Class	Actual	0.98%	$1,000.00	$1,238.49	$5.44
	Hypothetical (h)	0.98%	$1,000.00	$1,019.93	$4.91
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
2

MFS Growth Series
Portfolio of Investments − 6/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace & Defense – 0.5%
Howmet Aerospace, Inc.	184,067	$ 9,122,360
Apparel Manufacturers – 1.3%
LVMH Moet Hennessy Louis Vuitton SE	24,392	$ 22,970,090
Brokerage & Asset Managers – 0.5%
CME Group, Inc.	52,427	$ 9,714,199
Business Services – 4.6%
CoStar Group, Inc. (a)	245,974	$ 21,891,686
Equifax, Inc.	17,605	4,142,456
MSCI, Inc.	55,354	25,977,079
Verisk Analytics, Inc., “A”	138,019	31,196,435
		$83,207,656
Computer Software – 18.4%
Adobe Systems, Inc. (a)	15,748	$ 7,700,615
Autodesk, Inc. (a)	23,633	4,835,548
Cadence Design Systems, Inc. (a)	122,251	28,670,305
Intuit, Inc.	39,193	17,957,841
Microsoft Corp.	732,623	249,487,436
Synopsys, Inc. (a)	48,835	21,263,247
		$329,914,992
Computer Software - Systems – 7.9%
Apple, Inc.	580,347	$ 112,569,908
Arista Networks, Inc. (a)	44,442	7,202,270
ServiceNow, Inc. (a)	39,775	22,352,357
		$142,124,535
Construction – 2.9%
Martin Marietta Materials, Inc.	15,341	$ 7,082,786
Sherwin-Williams Co.	40,087	10,643,900
Vulcan Materials Co.	152,560	34,393,127
		$52,119,813
Consumer Products – 1.5%
Colgate-Palmolive Co.	125,538	$ 9,671,448
Estee Lauder Cos., Inc., “A”	90,032	17,680,484
		$27,351,932
Electrical Equipment – 3.5%
AMETEK, Inc.	140,635	$ 22,765,994
Amphenol Corp., “A”	139,637	11,862,163
Johnson Controls International PLC	220,953	15,055,737
Rockwell Automation, Inc.	39,831	13,122,323
		$62,806,217
Electronics – 10.2%
Advanced Micro Devices (a)	159,455	$ 18,163,519
Applied Materials, Inc.	92,673	13,394,955
ASML Holding N.V., ADR	37,066	26,863,583
KLA Corp.	21,835	10,590,412
3

MFS Growth Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Lam Research Corp.	28,530	$ 18,340,796
NVIDIA Corp.	226,776	95,930,784
		$183,284,049
Energy - Independent – 0.5%
Hess Corp.	63,914	$ 8,689,108
Entertainment – 0.6%
Spotify Technology S.A. (a)	65,192	$ 10,466,576
Gaming & Lodging – 1.5%
Hilton Worldwide Holdings, Inc.	131,205	$ 19,096,888
Las Vegas Sands Corp. (a)	147,056	8,529,248
		$27,626,136
Health Maintenance Organizations – 0.6%
UnitedHealth Group, Inc.	23,849	$ 11,462,783
Insurance – 2.1%
Aon PLC	77,450	$ 26,735,740
Arthur J. Gallagher & Co.	51,454	11,297,755
		$38,033,495
Internet – 10.5%
Alphabet, Inc., “A” (a)	849,871	$ 101,729,559
Alphabet, Inc., “C” (a)	241,152	29,172,157
Gartner, Inc. (a)	35,726	12,515,175
Meta Platforms, Inc., “A” (a)	156,805	44,999,899
		$188,416,790
Leisure & Toys – 1.1%
Electronic Arts, Inc.	90,279	$ 11,709,187
Take-Two Interactive Software, Inc. (a)	53,289	7,842,009
		$19,551,196
Machinery & Tools – 1.3%
Caterpillar, Inc.	10,701	$ 2,632,981
Eaton Corp. PLC	99,569	20,023,326
		$22,656,307
Medical & Health Technology & Services – 0.6%
ICON PLC (a)	23,314	$ 5,833,163
Veeva Systems, Inc. (a)	22,914	4,530,785
		$10,363,948
Medical Equipment – 5.2%
Abbott Laboratories	77,206	$ 8,416,998
Agilent Technologies, Inc.	17,788	2,139,007
Becton, Dickinson and Co.	56,868	15,013,721
Boston Scientific Corp. (a)	642,459	34,750,607
Danaher Corp.	21,915	5,259,600
STERIS PLC	32,229	7,250,880
Thermo Fisher Scientific, Inc.	38,037	19,845,805
		$92,676,618
4

MFS Growth Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 7.2%
American Express Co.	30,155	$ 5,253,001
Mastercard, Inc., “A”	169,312	66,590,410
Visa, Inc., “A”	243,015	57,711,202
		$129,554,613
Pharmaceuticals – 5.0%
Eli Lilly & Co.	56,889	$ 26,679,803
Novo Nordisk A/S, ADR	24,687	3,995,097
Regeneron Pharmaceuticals, Inc. (a)	17,902	12,863,303
Vertex Pharmaceuticals, Inc. (a)	83,857	29,510,117
Zoetis, Inc.	98,211	16,912,917
		$89,961,237
Railroad & Shipping – 0.8%
Canadian Pacific Kansas City Ltd.	177,739	$ 14,355,979
Restaurants – 0.6%
Chipotle Mexican Grill, Inc., “A” (a)	5,004	$ 10,703,556
Specialty Chemicals – 2.5%
Air Products & Chemicals, Inc.	61,336	$ 18,371,972
Linde PLC	69,125	26,342,155
		$44,714,127
Specialty Stores – 7.0%
Amazon.com, Inc. (a)	812,891	$ 105,968,471
Lululemon Athletica, Inc. (a)	17,218	6,517,013
O'Reilly Automotive, Inc. (a)	14,455	13,808,861
		$126,294,345
Telecommunications - Wireless – 0.7%
American Tower Corp., REIT	59,525	$ 11,544,278
Total Common Stocks (Identified Cost, $759,670,565)		$1,779,686,935
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 5.04% (v) (Identified Cost, $18,238,874)	18,240,623	$ 18,244,271
Other Assets, Less Liabilities – (0.1)%		(2,436,883)
Net Assets – 100.0%		$1,795,494,323
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $18,244,271 and $1,779,686,935, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
5

MFS Growth Series
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/23 Assets
Investments in unaffiliated issuers, at value (identified cost, $759,670,565)	$1,779,686,935
Investments in affiliated issuers, at value (identified cost, $18,238,874)	18,244,271
Receivables for
Fund shares sold	219,632
Dividends	414,880
Other assets	3,473
Total assets	$1,798,569,191
Liabilities
Payables for
Fund shares reacquired	$2,813,487
Payable to affiliates
Investment adviser	67,289
Administrative services fee	1,444
Shareholder servicing costs	526
Distribution and/or service fees	6,114
Accrued expenses and other liabilities	186,008
Total liabilities	$3,074,868
Net assets	$1,795,494,323
Net assets consist of
Paid-in capital	$532,829,990
Total distributable earnings (loss)	1,262,664,333
Net assets	$1,795,494,323
Shares of beneficial interest outstanding	30,718,809
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,342,416,735	22,542,546	$59.55
Service Class	453,077,588	8,176,263	55.41
See Notes to Financial Statements
6

MFS Growth Series
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/23
Net investment income (loss)
Income
Dividends	$5,836,597
Dividends from affiliated issuers	726,762
Other	18,539
Foreign taxes withheld	(53,759)
Total investment income	$6,528,139
Expenses
Management fee	$5,836,658
Distribution and/or service fees	515,619
Shareholder servicing costs	9,286
Administrative services fee	125,074
Independent Trustees' compensation	13,756
Custodian fee	39,791
Shareholder communications	23,160
Audit and tax fees	35,538
Legal fees	3,958
Miscellaneous	20,718
Total expenses	$6,623,558
Reduction of expenses by investment adviser	(105,334)
Net expenses	$6,518,224
Net investment income (loss)	$9,915
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$108,568,432
Affiliated issuers	(5,086)
Foreign currency	1,151
Net realized gain (loss)	$108,564,497
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$250,037,550
Affiliated issuers	(8,627)
Translation of assets and liabilities in foreign currencies	104
Net unrealized gain (loss)	$250,029,027
Net realized and unrealized gain (loss)	$358,593,524
Change in net assets from operations	$358,603,439
See Notes to Financial Statements
7

MFS Growth Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22
Change in net assets
From operations
Net investment income (loss)	$9,915	$(2,629,918)
Net realized gain (loss)	108,564,497	135,463,776
Net unrealized gain (loss)	250,029,027	(872,241,975)
Change in net assets from operations	$358,603,439	$(739,408,117)
Total distributions to shareholders	$—	$(206,493,057)
Change in net assets from fund share transactions	$(107,020,996)	$109,659,888
Total change in net assets	$251,582,443	$(836,241,286)
Net assets
At beginning of period	1,543,911,880	2,380,153,166
At end of period	$1,795,494,323	$1,543,911,880
See Notes to Financial Statements
8

MFS Growth Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$48.02	$79.36	$73.81	$59.40	$47.01	$48.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$(0.05)	$(0.25)	$(0.14)	$(0.04)	$0.00(w)
Net realized and unrealized gain (loss)	11.51	(24.26)	17.21	18.88	17.53	1.81
Total from investment operations	$11.53	$(24.31)	$16.96	$18.74	$17.49	$1.81
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$(0.05)
From net realized gain	—	(7.03)	(11.41)	(4.33)	(5.10)	(3.65)
Total distributions declared to shareholders	$—	$(7.03)	$(11.41)	$(4.33)	$(5.10)	$(3.70)
Net asset value, end of period (x)	$59.55	$48.02	$79.36	$73.81	$59.40	$47.01
Total return (%) (k)(r)(s)(x)	24.01(n)	(31.63)	23.53	31.86	38.15	2.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.74(a)	0.74	0.72	0.74	0.74	0.75
Expenses after expense reductions	0.73(a)	0.73	0.71	0.72	0.73	0.74
Net investment income (loss)	0.06(a)	(0.09)	(0.32)	(0.21)	(0.06)	0.00(w)
Portfolio turnover	15(n)	18	12	29	11	15
Net assets at end of period (000 omitted)	$1,342,417	$1,160,108	$1,805,385	$1,681,327	$1,467,280	$1,226,217

See Notes to Financial Statements
9

MFS Growth Series
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$44.74	$74.74	$70.23	$56.82	$45.26	$47.27
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)	$(0.18)	$(0.42)	$(0.29)	$(0.17)	$(0.13)
Net realized and unrealized gain (loss)	10.72	(22.79)	16.34	18.03	16.83	1.77
Total from investment operations	$10.67	$(22.97)	$15.92	$17.74	$16.66	$1.64
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	—	(7.03)	(11.41)	(4.33)	(5.10)	(3.65)
Total distributions declared to shareholders	$—	$(7.03)	$(11.41)	$(4.33)	$(5.10)	$(3.65)
Net asset value, end of period (x)	$55.41	$44.74	$74.74	$70.23	$56.82	$45.26
Total return (%) (k)(r)(s)(x)	23.85(n)	(31.80)	23.24	31.54	37.78	2.41
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.99(a)	0.99	0.97	0.99	0.99	1.00
Expenses after expense reductions	0.98(a)	0.98	0.96	0.97	0.98	0.99
Net investment income (loss)	(0.19)(a)	(0.34)	(0.57)	(0.46)	(0.31)	(0.25)
Portfolio turnover	15(n)	18	12	29	11	15
Net assets at end of period (000 omitted)	$453,078	$383,804	$574,768	$514,102	$401,008	$287,412
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
10

MFS Growth Series
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Growth Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment
11

MFS Growth Series
Notes to Financial Statements (unaudited) - continued
for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,779,686,935	$—	$—	$1,779,686,935
Mutual Funds	18,244,271	—	—	18,244,271
Total	$1,797,931,206	$—	$—	$1,797,931,206
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
12

MFS Growth Series
Notes to Financial Statements (unaudited) - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/22
Ordinary income (including any short-term capital gains)	$8,852,271
Long-term capital gains	197,640,786
Total distributions	$206,493,057
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/23
Cost of investments	$779,602,219
Gross appreciation	1,023,176,880
Gross depreciation	(4,847,893)
Net unrealized appreciation (depreciation)	$1,018,328,987
As of 12/31/22
Undistributed long-term capital gain	135,760,625
Other temporary differences	205
Net unrealized appreciation (depreciation)	768,300,064
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/23	Year ended 12/31/22
Initial Class	$—	$153,225,412
Service Class	—	53,267,645
Total	$—	$206,493,057
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2023, this management fee reduction amounted to $105,334, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.70% of the fund's average daily net assets.
13

MFS Growth Series
Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2023, the fee was $7,879, which equated to 0.0010% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2023, these costs amounted to $1,407.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.0152% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund.  Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended June 30, 2023, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $2,669,908. The sales transactions resulted in net realized gains (losses) of $(20,608).
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2023, this reimbursement amounted to $18,071, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2023, purchases and sales of investments, other than short-term obligations, aggregated $241,180,829 and $324,826,565, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/23		Year ended 12/31/22
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	480,023	$25,466,261	1,752,561	$104,011,257
Service Class	405,517	20,055,713	1,084,357	60,672,539
	885,540	$45,521,974	2,836,918	$164,683,796
14

MFS Growth Series
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/23		Year ended 12/31/22
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	2,803,820	$151,742,716
Service Class	—	—	1,055,432	53,267,645
	—	$—	3,859,252	$205,010,361
Shares reacquired
Initial Class	(2,095,087)	$(112,098,627)	(3,148,754)	$(188,392,601)
Service Class	(807,413)	(40,444,343)	(1,252,072)	(71,641,668)
	(2,902,500)	$(152,542,970)	(4,400,826)	$(260,034,269)
Net change
Initial Class	(1,615,064)	$(86,632,366)	1,407,627	$67,361,372
Service Class	(401,896)	(20,388,630)	887,717	42,298,516
	(2,016,960)	$(107,020,996)	2,295,344	$109,659,888
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 5%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2023, the fund’s commitment fee and interest expense were $4,131 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$42,297,287	$98,731,466	$122,770,769	$(5,086)	$(8,627)	$18,244,271
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$726,762	$—
15

MFS Growth Series
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
16

MFS Growth Series
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
17

Semiannual Report
June 30, 2023
MFS®  Investors Trust Series
MFS® Variable Insurance Trust
VGI-SEM

MFS® Investors Trust Series
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Investors Trust Series
Portfolio Composition
Portfolio structure
Top ten holdings
Microsoft Corp.	8.7%
Alphabet, Inc., “A”	4.9%
Apple, Inc.	4.4%
JPMorgan Chase & Co.	2.6%
ConocoPhillips	2.6%
Visa, Inc., “A”	2.2%
Amazon.com, Inc.	2.0%
Honeywell International, Inc.	2.0%
Mastercard, Inc., “A”	1.9%
Vertex Pharmaceuticals, Inc.	1.8%
GICS equity sectors (g)
Information Technology	24.9%
Health Care	15.8%
Financials	15.1%
Industrials	10.2%
Communication Services	9.3%
Consumer Staples	8.1%
Consumer Discretionary	5.5%
Materials	3.5%
Real Estate	3.2%
Energy	3.1%
Utilities	0.6%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2023.
The portfolio is actively managed and current holdings may be different.
1

MFS Investors Trust Series
Expense Table
Fund expenses borne by the shareholders during the period,
January 1, 2023 through June 30, 2023
As a shareholder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/23	Ending Account Value 6/30/23	Expenses Paid During Period (p) 1/01/23-6/30/23
Initial Class	Actual	0.78%	$1,000.00	$1,113.73	$4.09
	Hypothetical (h)	0.78%	$1,000.00	$1,020.93	$3.91
Service Class	Actual	1.03%	$1,000.00	$1,112.09	$5.39
	Hypothetical (h)	1.03%	$1,000.00	$1,019.69	$5.16
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
2

MFS Investors Trust Series
Portfolio of Investments − 6/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace & Defense – 3.6%
Honeywell International, Inc.	73,396	$ 15,229,670
Howmet Aerospace, Inc.	255,101	12,642,805
		$27,872,475
Alcoholic Beverages – 2.2%
Diageo PLC	188,827	$ 8,103,185
Pernod Ricard S.A.	41,414	9,146,653
		$17,249,838
Apparel Manufacturers – 1.2%
LVMH Moet Hennessy Louis Vuitton SE	10,184	$ 9,590,333
Brokerage & Asset Managers – 1.5%
Charles Schwab Corp.	74,017	$ 4,195,284
NASDAQ, Inc.	156,410	7,797,038
		$11,992,322
Business Services – 2.5%
Amdocs Ltd.	82,313	$ 8,136,640
Fiserv, Inc. (a)	89,906	11,341,642
		$19,478,282
Cable TV – 2.0%
Cable One, Inc.	5,929	$ 3,895,828
Comcast Corp., “A”	271,426	11,277,750
		$15,173,578
Chemicals – 0.6%
PPG Industries, Inc.	30,735	$ 4,558,000
Computer Software – 12.5%
Adobe Systems, Inc. (a)	22,456	$ 10,980,759
Check Point Software Technologies Ltd. (a)	79,009	9,925,111
Microsoft Corp.	198,016	67,432,369
Salesforce, Inc. (a)	39,166	8,274,209
		$96,612,448
Computer Software - Systems – 4.4%
Apple, Inc.	175,127	$ 33,969,384
Construction – 0.9%
Masco Corp.	116,587	$ 6,689,762
Consumer Products – 2.2%
Colgate-Palmolive Co.	85,080	$ 6,554,563
International Flavors & Fragrances, Inc.	22,085	1,757,745
Kenvue, Inc. (a)	123,396	3,260,123
Kimberly-Clark Corp.	41,770	5,766,766
		$17,339,197
Containers – 0.8%
Crown Holdings, Inc.	70,351	$ 6,111,391
3

MFS Investors Trust Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 4.9%
AMETEK, Inc.	50,933	$ 8,245,034
Fortive Corp.	93,476	6,989,201
Johnson Controls International PLC	201,716	13,744,928
TE Connectivity Ltd.	63,078	8,841,012
		$37,820,175
Electronics – 5.9%
Analog Devices, Inc.	59,625	$ 11,615,546
Applied Materials, Inc.	61,859	8,941,100
ASML Holding N.V.	7,604	5,501,234
NVIDIA Corp.	21,502	9,095,776
Texas Instruments, Inc.	60,664	10,920,733
		$46,074,389
Energy - Independent – 2.6%
ConocoPhillips	192,595	$ 19,954,768
Energy - Integrated – 0.5%
Exxon Mobil Corp.	38,996	$ 4,182,321
Food & Beverages – 1.0%
Mondelez International, Inc.	102,721	$ 7,492,470
Forest & Paper Products – 0.6%
Rayonier, Inc., REIT	137,745	$ 4,325,193
General Merchandise – 0.6%
Dollar General Corp.	25,527	$ 4,333,974
Health Maintenance Organizations – 1.5%
Cigna Group	41,392	$ 11,614,595
Insurance – 2.4%
Aon PLC	12,704	$ 4,385,421
Chubb Ltd.	37,540	7,228,702
Willis Towers Watson PLC	30,953	7,289,432
		$18,903,555
Internet – 5.9%
Alphabet, Inc., “A” (a)	315,099	$ 37,717,350
Alphabet, Inc., “C” (a)	65,145	7,880,591
		$45,597,941
Leisure & Toys – 1.4%
Electronic Arts, Inc.	84,920	$ 11,014,124
Machinery & Tools – 0.8%
Eaton Corp. PLC	29,739	$ 5,980,513
Major Banks – 5.5%
Bank of America Corp.	362,839	$ 10,409,851
Goldman Sachs Group, Inc.	38,367	12,374,892
JPMorgan Chase & Co.	138,093	20,084,246
		$42,868,989
4

MFS Investors Trust Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 1.5%
ICON PLC (a)	45,132	$ 11,292,026
Medical Equipment – 5.6%
Agilent Technologies, Inc.	64,597	$ 7,767,789
Becton, Dickinson and Co.	42,812	11,302,796
Maravai Lifesciences Holdings, Inc., “A” (a)	136,191	1,692,854
Medtronic PLC	148,539	13,086,286
Thermo Fisher Scientific, Inc.	18,210	9,501,068
		$43,350,793
Network & Telecom – 1.2%
Equinix, Inc., REIT	11,879	$ 9,312,423
Other Banks & Diversified Financials – 4.1%
Mastercard, Inc., “A”	38,253	$ 15,044,905
Visa, Inc., “A”	71,196	16,907,626
		$31,952,531
Pharmaceuticals – 7.2%
Eli Lilly & Co.	24,916	$ 11,685,106
Johnson & Johnson	74,769	12,375,765
Merck & Co., Inc.	94,233	10,873,546
Vertex Pharmaceuticals, Inc. (a)	40,150	14,129,186
Zoetis, Inc.	41,030	7,065,776
		$56,129,379
Pollution Control – 0.5%
Waste Management, Inc.	22,540	$ 3,908,887
Railroad & Shipping – 0.7%
Canadian Pacific Kansas City Ltd.	70,475	$ 5,692,266
Specialty Chemicals – 1.9%
DuPont de Nemours, Inc.	118,182	$ 8,442,922
Linde PLC	16,433	6,262,288
		$14,705,210
Specialty Stores – 6.6%
Amazon.com, Inc. (a)	121,326	$ 15,816,058
Costco Wholesale Corp.	18,350	9,879,273
Home Depot, Inc.	37,566	11,669,502
Target Corp.	62,968	8,305,479
Tractor Supply Co.	26,459	5,850,085
		$51,520,397
Telecommunications - Wireless – 1.4%
American Tower Corp., REIT	57,218	$ 11,096,859
Utilities - Electric Power – 0.6%
Xcel Energy, Inc.	78,022	$ 4,850,628
Total Common Stocks (Identified Cost, $430,860,633)		$770,611,416
5

MFS Investors Trust Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 5.04% (v) (Identified Cost, $5,083,921)	5,083,618	$ 5,084,635
Other Assets, Less Liabilities – 0.0%		150,336
Net Assets – 100.0%		$775,846,387
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,084,635 and $770,611,416, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
6

MFS Investors Trust Series
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/23 Assets
Investments in unaffiliated issuers, at value (identified cost, $430,860,633)	$770,611,416
Investments in affiliated issuers, at value (identified cost, $5,083,921)	5,084,635
Foreign currency, at value (identified cost, $44,503)	44,680
Receivables for
Fund shares sold	117,505
Dividends	707,399
Other assets	1,515
Total assets	$776,567,150
Liabilities
Payables for
Fund shares reacquired	$572,834
Payable to affiliates
Investment adviser	30,922
Administrative services fee	657
Shareholder servicing costs	313
Distribution and/or service fees	5,734
Accrued expenses and other liabilities	110,303
Total liabilities	$720,763
Net assets	$775,846,387
Net assets consist of
Paid-in capital	$359,806,819
Total distributable earnings (loss)	416,039,568
Net assets	$775,846,387
Shares of beneficial interest outstanding	21,828,227
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$351,560,451	9,781,869	$35.94
Service Class	424,285,936	12,046,358	35.22
See Notes to Financial Statements
7

MFS Investors Trust Series
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/23
Net investment income (loss)
Income
Dividends	$5,659,941
Dividends from affiliated issuers	187,360
Other	3,807
Foreign taxes withheld	(19,152)
Total investment income	$5,831,956
Expenses
Management fee	$2,881,733
Distribution and/or service fees	509,625
Shareholder servicing costs	6,209
Administrative services fee	61,230
Independent Trustees' compensation	7,233
Custodian fee	19,098
Shareholder communications	13,973
Audit and tax fees	33,145
Legal fees	1,719
Miscellaneous	15,442
Total expenses	$3,549,407
Reduction of expenses by investment adviser	(49,308)
Net expenses	$3,500,099
Net investment income (loss)	$2,331,857
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$29,566,877
Affiliated issuers	302
Foreign currency	764
Net realized gain (loss)	$29,567,943
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$50,397,304
Affiliated issuers	(1,992)
Translation of assets and liabilities in foreign currencies	5,564
Net unrealized gain (loss)	$50,400,876
Net realized and unrealized gain (loss)	$79,968,819
Change in net assets from operations	$82,300,676
See Notes to Financial Statements
8

MFS Investors Trust Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22
Change in net assets
From operations
Net investment income (loss)	$2,331,857	$4,347,033
Net realized gain (loss)	29,567,943	40,767,162
Net unrealized gain (loss)	50,400,876	(185,010,919)
Change in net assets from operations	$82,300,676	$(139,896,724)
Total distributions to shareholders	$—	$(109,065,257)
Change in net assets from fund share transactions	$(67,059,342)	$177,975,178
Total change in net assets	$15,241,334	$(70,986,803)
Net assets
At beginning of period	760,605,053	831,591,856
At end of period	$775,846,387	$760,605,053
See Notes to Financial Statements
9

MFS Investors Trust Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$32.27	$44.72	$36.57	$33.27	$27.05	$30.07
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.27	$0.21	$0.25	$0.25	$0.26
Net realized and unrealized gain (loss)	3.55	(7.41)	9.53	4.26	8.08	(1.71)
Total from investment operations	$3.67	$(7.14)	$9.74	$4.51	$8.33	$(1.45)
Less distributions declared to shareholders
From net investment income	$—	$(0.26)	$(0.26)	$(0.21)	$(0.22)	$(0.20)
From net realized gain	—	(5.05)	(1.33)	(1.00)	(1.89)	(1.37)
Total distributions declared to shareholders	$—	$(5.31)	$(1.59)	$(1.21)	$(2.11)	$(1.57)
Net asset value, end of period (x)	$35.94	$32.27	$44.72	$36.57	$33.27	$27.05
Total return (%) (k)(r)(s)(x)	11.37(n)	(16.49)	26.81	13.87	31.58	(5.49)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.79(a)	0.80	0.79	0.80	0.80	0.80
Expenses after expense reductions	0.78(a)	0.78	0.78	0.79	0.79	0.79
Net investment income (loss)	0.73(a)	0.74	0.50	0.78	0.80	0.86
Portfolio turnover	12(n)	17	13	19	18	16
Net assets at end of period (000 omitted)	$351,560	$357,428	$296,678	$269,852	$265,499	$231,900

See Notes to Financial Statements
10

MFS Investors Trust Series
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$31.67	$43.97	$35.99	$32.77	$26.68	$29.69
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.16	$0.10	$0.17	$0.17	$0.18
Net realized and unrealized gain (loss)	3.47	(7.26)	9.38	4.19	7.97	(1.68)
Total from investment operations	$3.55	$(7.10)	$9.48	$4.36	$8.14	$(1.50)
Less distributions declared to shareholders
From net investment income	$—	$(0.15)	$(0.17)	$(0.14)	$(0.16)	$(0.14)
From net realized gain	—	(5.05)	(1.33)	(1.00)	(1.89)	(1.37)
Total distributions declared to shareholders	$—	$(5.20)	$(1.50)	$(1.14)	$(2.05)	$(1.51)
Net asset value, end of period (x)	$35.22	$31.67	$43.97	$35.99	$32.77	$26.68
Total return (%) (k)(r)(s)(x)	11.21(n)	(16.69)	26.51	13.60	31.25	(5.71)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.04(a)	1.05	1.04	1.05	1.05	1.05
Expenses after expense reductions	1.03(a)	1.03	1.03	1.04	1.04	1.04
Net investment income (loss)	0.50(a)	0.44	0.24	0.53	0.55	0.62
Portfolio turnover	12(n)	17	13	19	18	16
Net assets at end of period (000 omitted)	$424,286	$403,177	$534,914	$496,093	$453,132	$325,159
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
11

MFS Investors Trust Series
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Investors Trust Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment
12

MFS Investors Trust Series
Notes to Financial Statements (unaudited) - continued
for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$770,611,416	$—	$—	$770,611,416
Mutual Funds	5,084,635	—	—	5,084,635
Total	$775,696,051	$—	$—	$775,696,051
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
13

MFS Investors Trust Series
Notes to Financial Statements (unaudited) - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/22
Ordinary income (including any short-term capital gains)	$11,904,201
Long-term capital gains	97,161,056
Total distributions	$109,065,257
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/23
Cost of investments	$438,106,698
Gross appreciation	347,626,939
Gross depreciation	(10,037,586)
Net unrealized appreciation (depreciation)	$337,589,353
As of 12/31/22
Undistributed ordinary income	4,373,737
Undistributed long-term capital gain	42,176,512
Other temporary differences	(5,398)
Net unrealized appreciation (depreciation)	287,194,041
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/23	Year ended 12/31/22
Initial Class	$—	$49,941,824
Service Class	—	59,123,433
Total	$—	$109,065,257
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.65%
In excess of $2.5 billion	0.60%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's
14

MFS Investors Trust Series
Notes to Financial Statements (unaudited) - continued
Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2023, this management fee reduction amounted to $49,308, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.79% of average daily net assets for the Initial Class shares and 1.04% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2023, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2023, the fee was $5,392, which equated to 0.0014% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2023, these costs amounted to $817.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.0159% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund.  Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2023, this reimbursement amounted to $3,571, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2023, purchases and sales of investments, other than short-term obligations, aggregated $89,707,322 and $149,893,684, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
15

MFS Investors Trust Series
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/23		Year ended 12/31/22
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	540,173	$17,924,249	4,180,159	$160,083,504
Service Class	204,244	6,708,813	388,092	14,141,886
	744,417	$24,633,062	4,568,251	$174,225,390
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,477,569	$49,941,824
Service Class	—	—	1,780,826	59,123,433
	—	$—	3,258,395	$109,065,257
Shares reacquired
Initial Class	(1,832,959)	$(62,118,154)	(1,216,784)	$(46,566,318)
Service Class	(889,131)	(29,574,250)	(1,603,763)	(58,749,151)
	(2,722,090)	$(91,692,404)	(2,820,547)	$(105,315,469)
Net change
Initial Class	(1,292,786)	$(44,193,905)	4,440,944	$163,459,010
Service Class	(684,887)	(22,865,437)	565,155	14,516,168
	(1,977,673)	$(67,059,342)	5,006,099	$177,975,178
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2023, the fund’s commitment fee and interest expense were $2,024 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$9,390,392	$31,586,175	$35,890,242	$302	$(1,992)	$5,084,635
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$187,360	$—
16

MFS Investors Trust Series
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
17

MFS Investors Trust Series
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
18

Semiannual Report
June 30, 2023
MFS®  Mid Cap Growth Series
MFS® Variable Insurance Trust
VMG-SEM

MFS® Mid Cap Growth Series
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Mid Cap Growth Series
Portfolio Composition
Portfolio structure
Top ten holdings
Cadence Design Systems, Inc.	4.1%
Arthur J. Gallagher & Co.	3.3%
Monolithic Power Systems, Inc.	3.3%
AMETEK, Inc.	2.8%
Verisk Analytics, Inc., “A”	2.7%
Vulcan Materials Co.	2.4%
MSCI, Inc.	2.4%
O'Reilly Automotive, Inc.	2.4%
STERIS PLC	2.3%
Synopsys, Inc.	2.3%
GICS equity sectors (g)
Information Technology	24.4%
Industrials	23.8%
Consumer Discretionary	15.8%
Health Care	13.7%
Financials	8.4%
Communication Services	3.7%
Materials	2.9%
Energy	1.9%
Consumer Staples	1.7%
Real Estate	1.3%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2023.
The portfolio is actively managed and current holdings may be different.
1

MFS Mid Cap Growth Series
Expense Table
Fund expenses borne by the shareholders during the period,
January 1, 2023 through June 30, 2023
As a shareholder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/23	Ending Account Value 6/30/23	Expenses Paid During Period (p) 1/01/23-6/30/23
Initial Class	Actual	0.80%	$1,000.00	$1,129.89	$4.22
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
Service Class	Actual	1.05%	$1,000.00	$1,126.81	$5.54
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
2

MFS Mid Cap Growth Series
Portfolio of Investments − 6/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.6%
Aerospace & Defense – 2.4%
Howmet Aerospace, Inc.	133,926	$ 6,637,372
Teledyne Technologies, Inc. (a)	3,980	1,636,218
		$8,273,590
Automotive – 3.2%
Copart, Inc. (a)	79,483	$ 7,249,645
LKQ Corp.	61,290	3,571,368
		$10,821,013
Brokerage & Asset Managers – 1.1%
NASDAQ, Inc.	71,880	$ 3,583,218
Business Services – 11.5%
CoStar Group, Inc. (a)	73,842	$ 6,571,938
Equifax, Inc.	14,631	3,442,674
Factset Research Systems, Inc.	6,395	2,562,157
Morningstar, Inc.	11,398	2,234,806
MSCI, Inc.	17,864	8,383,397
TransUnion	21,201	1,660,674
Tyler Technologies, Inc. (a)	12,589	5,242,941
Verisk Analytics, Inc., “A”	40,877	9,239,428
		$39,338,015
Computer Software – 10.6%
ANSYS, Inc. (a)	7,122	$ 2,352,183
Autodesk, Inc. (a)	11,430	2,338,692
Black Knight, Inc. (a)	39,538	2,361,605
Bumble, Inc., “A” (a)	23,320	391,310
Cadence Design Systems, Inc. (a)	60,049	14,082,691
Dun & Bradstreet Holdings, Inc.	83,566	966,859
NICE Systems Ltd., ADR (a)	15,457	3,191,871
Paylocity Holding Corp. (a)	14,999	2,767,765
Synopsys, Inc. (a)	17,783	7,742,896
		$36,195,872
Computer Software - Systems – 3.9%
Arista Networks, Inc. (a)	12,307	$ 1,994,472
Constellation Software, Inc.	3,173	6,574,164
ServiceNow, Inc. (a)	8,529	4,793,042
		$13,361,678
Construction – 4.0%
AZEK Co., Inc. (a)	84,833	$ 2,569,592
Martin Marietta Materials, Inc.	3,208	1,481,101
Pool Corp.	3,231	1,210,462
Vulcan Materials Co.	37,192	8,384,564
		$13,645,719
Consumer Products – 1.7%
Church & Dwight Co., Inc.	57,457	$ 5,758,915
Consumer Services – 1.7%
Bright Horizons Family Solutions, Inc. (a)	63,129	$ 5,836,276
3

MFS Mid Cap Growth Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 5.3%
AMETEK, Inc.	59,819	$ 9,683,500
Hubbell, Inc.	6,971	2,311,305
Littlefuse, Inc.	11,243	3,275,198
Rockwell Automation, Inc.	8,753	2,883,676
		$18,153,679
Electronics – 6.1%
ASM International N.V.	14,602	$ 6,187,855
Entegris, Inc.	31,497	3,490,498
Monolithic Power Systems, Inc.	20,730	11,198,968
		$20,877,321
Energy - Independent – 1.9%
Chesapeake Energy Corp.	32,013	$ 2,678,848
Diamondback Energy, Inc.	7,610	999,650
Hess Corp.	20,694	2,813,349
		$6,491,847
Energy - Renewables – 0.4%
Enphase Energy, Inc. (a)	7,107	$ 1,190,280
Engineering - Construction – 0.7%
Quanta Services, Inc.	11,531	$ 2,265,265
Entertainment – 1.0%
Spotify Technology S.A. (a)	21,995	$ 3,531,297
Gaming & Lodging – 3.0%
Hyatt Hotels Corp.	40,615	$ 4,653,667
Las Vegas Sands Corp. (a)	45,299	2,627,342
Red Rock Resorts, Inc.	66,292	3,101,140
		$10,382,149
General Merchandise – 0.9%
Five Below, Inc. (a)	16,154	$ 3,174,907
Insurance – 3.3%
Arthur J. Gallagher & Co.	52,024	$ 11,422,910
Internet – 2.1%
Gartner, Inc. (a)	17,078	$ 5,982,594
Match Group, Inc. (a)	30,456	1,274,584
		$7,257,178
Leisure & Toys – 2.0%
Electronic Arts, Inc.	10,070	$ 1,306,079
Take-Two Interactive Software, Inc. (a)	37,790	5,561,176
		$6,867,255
Machinery & Tools – 3.4%
IDEX Corp.	22,490	$ 4,841,198
Ingersoll Rand, Inc.	35,240	2,303,286
Wabtec Corp.	41,370	4,537,048
		$11,681,532
4

MFS Mid Cap Growth Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 4.3%
Henry Schein, Inc. (a)	35,171	$ 2,852,368
ICON PLC (a)	22,514	5,633,003
IDEXX Laboratories, Inc. (a)	6,802	3,416,168
Veeva Systems, Inc. (a)	13,548	2,678,846
		$14,580,385
Medical Equipment – 7.2%
Agilent Technologies, Inc.	40,153	$ 4,828,398
Bruker BioSciences Corp.	60,646	4,482,952
Envista Holdings Corp. (a)	71,208	2,409,679
Maravai Lifesciences Holdings, Inc., “A” (a)	20,441	254,082
Mettler-Toledo International, Inc. (a)	1,786	2,342,589
STERIS PLC	35,716	8,035,386
Waters Corp. (a)	8,996	2,397,794
		$24,750,880
Other Banks & Diversified Financials – 0.2%
S&P Global, Inc.	1,687	$ 676,301
Pharmaceuticals – 2.2%
Alnylam Pharmaceuticals, Inc. (a)	13,211	$ 2,509,297
Argenx SE, ADR (a)	2,877	1,121,253
Ascendis Pharma, ADR (a)	23,354	2,084,345
Legend Biotech Corp., ADR (a)	28,495	1,967,010
		$7,681,905
Pollution Control – 1.3%
Waste Connections, Inc.	31,608	$ 4,517,731
Printing & Publishing – 2.1%
Warner Music Group Corp.	27,168	$ 708,813
Wolters Kluwer N.V.	51,193	6,496,730
		$7,205,543
Railroad & Shipping – 0.2%
Canadian Pacific Kansas City Ltd.	7,320	$ 591,236
Real Estate – 0.5%
Extra Space Storage, Inc., REIT	12,011	$ 1,787,837
Restaurants – 1.6%
Chipotle Mexican Grill, Inc., “A” (a)	2,632	$ 5,629,848
Specialty Stores – 7.1%
Burlington Stores, Inc. (a)	9,419	$ 1,482,457
Lululemon Athletica, Inc. (a)	12,079	4,571,902
O'Reilly Automotive, Inc. (a)	8,531	8,149,664
Tractor Supply Co.	20,023	4,427,085
Ulta Beauty, Inc. (a)	12,303	5,789,730
		$24,420,838
Telecommunications - Wireless – 0.7%
SBA Communications Corp., REIT	10,682	$ 2,475,660
Total Common Stocks (Identified Cost, $193,447,030)		$334,428,080
5

MFS Mid Cap Growth Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 2.6%
Money Market Funds – 2.6%
MFS Institutional Money Market Portfolio, 5.04% (v) (Identified Cost, $8,895,276)	8,895,651	$ 8,897,430
Other Assets, Less Liabilities – (0.2)%		(813,490)
Net Assets – 100.0%		$342,512,020
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $8,897,430 and $334,428,080, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
6

MFS Mid Cap Growth Series
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/23 Assets
Investments in unaffiliated issuers, at value (identified cost, $193,447,030)	$334,428,080
Investments in affiliated issuers, at value (identified cost, $8,895,276)	8,897,430
Receivables for
Fund shares sold	74,662
Dividends	55,974
Other assets	770
Total assets	$343,456,916
Liabilities
Payables for
Fund shares reacquired	$869,758
Payable to affiliates
Investment adviser	13,644
Administrative services fee	321
Shareholder servicing costs	211
Distribution and/or service fees	1,563
Accrued expenses and other liabilities	59,399
Total liabilities	$944,896
Net assets	$342,512,020
Net assets consist of
Paid-in capital	$191,401,927
Total distributable earnings (loss)	151,110,093
Net assets	$342,512,020
Shares of beneficial interest outstanding	44,506,755
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$226,715,379	28,021,870	$8.09
Service Class	115,796,641	16,484,885	7.02
See Notes to Financial Statements
7

MFS Mid Cap Growth Series
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/23
Net investment income (loss)
Income
Dividends	$1,150,552
Dividends from affiliated issuers	178,370
Interest	5,340
Other	4,382
Foreign taxes withheld	(35,629)
Total investment income	$1,303,015
Expenses
Management fee	$1,225,580
Distribution and/or service fees	136,826
Shareholder servicing costs	3,708
Administrative services fee	28,936
Independent Trustees' compensation	3,671
Custodian fee	10,386
Shareholder communications	2,998
Audit and tax fees	34,657
Legal fees	772
Miscellaneous	12,612
Total expenses	$1,460,146
Reduction of expenses by investment adviser	(20,963)
Net expenses	$1,439,183
Net investment income (loss)	$(136,168)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$6,473,504
Affiliated issuers	358
Foreign currency	1,198
Net realized gain (loss)	$6,475,060
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$33,783,215
Affiliated issuers	(541)
Translation of assets and liabilities in foreign currencies	505
Net unrealized gain (loss)	$33,783,179
Net realized and unrealized gain (loss)	$40,258,239
Change in net assets from operations	$40,122,071
See Notes to Financial Statements
8

MFS Mid Cap Growth Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22
Change in net assets
From operations
Net investment income (loss)	$(136,168)	$(853,816)
Net realized gain (loss)	6,475,060	4,209,338
Net unrealized gain (loss)	33,783,179	(131,622,812)
Change in net assets from operations	$40,122,071	$(128,267,290)
Total distributions to shareholders	$—	$(51,377,023)
Change in net assets from fund share transactions	$(13,314,330)	$46,656,883
Total change in net assets	$26,807,741	$(132,987,430)
Net assets
At beginning of period	315,704,279	448,691,709
At end of period	$342,512,020	$315,704,279
See Notes to Financial Statements
9

MFS Mid Cap Growth Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$7.16	$11.72	$12.64	$9.96	$8.23	$9.51
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00)(w)	$(0.01)	$(0.05)	$(0.03)	$(0.01)	$(0.02)
Net realized and unrealized gain (loss)	0.93	(3.28)	1.78	3.53	3.10	0.39
Total from investment operations	$0.93	$(3.29)	$1.73	$3.50	$3.09	$0.37
Less distributions declared to shareholders
From net realized gain	$—	$(1.27)	$(2.65)	$(0.82)	$(1.36)	$(1.65)
Net asset value, end of period (x)	$8.09	$7.16	$11.72	$12.64	$9.96	$8.23
Total return (%) (k)(r)(s)(x)	12.99(n)	(28.70)	14.11	36.48	38.66	1.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.81(a)	0.81	0.81	0.81	0.81	0.81
Expenses after expense reductions	0.80(a)	0.80	0.79	0.80	0.80	0.80
Net investment income (loss)	(0.00)(a)(w)	(0.17)	(0.44)	(0.26)	(0.07)	(0.18)
Portfolio turnover	11(n)	27	18	40	17	21
Net assets at end of period (000 omitted)	$226,715	$210,790	$306,174	$311,988	$290,512	$247,614
Service Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$6.23	$10.43	$11.53	$9.17	$7.68	$8.99
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$(0.03)	$(0.08)	$(0.05)	$(0.03)	$(0.04)
Net realized and unrealized gain (loss)	0.80	(2.90)	1.63	3.23	2.88	0.38
Total from investment operations	$0.79	$(2.93)	$1.55	$3.18	$2.85	$0.34
Less distributions declared to shareholders
From net realized gain	$—	$(1.27)	$(2.65)	$(0.82)	$(1.36)	$(1.65)
Net asset value, end of period (x)	$7.02	$6.23	$10.43	$11.53	$9.17	$7.68
Total return (%) (k)(r)(s)(x)	12.68(n)	(28.79)	13.88	36.12	38.28	0.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.06(a)	1.06	1.06	1.06	1.06	1.06
Expenses after expense reductions	1.05(a)	1.05	1.04	1.05	1.05	1.05
Net investment income (loss)	(0.25)(a)	(0.41)	(0.68)	(0.51)	(0.32)	(0.43)
Portfolio turnover	11(n)	27	18	40	17	21
Net assets at end of period (000 omitted)	$115,797	$104,914	$142,517	$131,845	$103,504	$86,560

See Notes to Financial Statements
10

MFS Mid Cap Growth Series
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
11

MFS Mid Cap Growth Series
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Mid Cap Growth Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment
12

MFS Mid Cap Growth Series
Notes to Financial Statements (unaudited) - continued
for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$334,428,080	$—	$—	$334,428,080
Mutual Funds	8,897,430	—	—	8,897,430
Total	$343,325,510	$—	$—	$343,325,510
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
13

MFS Mid Cap Growth Series
Notes to Financial Statements (unaudited) - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/22
Long-term capital gains	$51,377,023
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/23
Cost of investments	$203,209,565
Gross appreciation	146,728,526
Gross depreciation	(6,612,581)
Net unrealized appreciation (depreciation)	$140,115,945
As of 12/31/22
Undistributed long-term capital gain	4,656,283
Other temporary differences	(1,532)
Net unrealized appreciation (depreciation)	106,333,271
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/23	Year ended 12/31/22
Initial Class	$—	$33,177,661
Service Class	—	18,199,362
Total	$—	$51,377,023
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2023, this management fee reduction amounted to $20,963, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
14

MFS Mid Cap Growth Series
Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2023, the fee was $3,121, which equated to 0.0019% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2023, these costs amounted to $587.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.0177% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund.  Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended June 30, 2023, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $423,106 and $241,402, respectively. The sales transactions resulted in net realized gains (losses) of $(108,489).
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2023, this reimbursement amounted to $4,261, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2023, purchases and sales of investments, other than short-term obligations, aggregated $34,442,215 and $48,237,334, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/23		Year ended 12/31/22
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,183,423	$8,882,719	2,834,622	$24,426,303
Service Class	1,205,795	7,940,496	3,913,069	29,932,462
	2,389,218	$16,823,215	6,747,691	$54,358,765
15

MFS Mid Cap Growth Series
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/23		Year ended 12/31/22
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	4,314,495	$32,833,305
Service Class	—	—	2,749,148	18,199,362
	—	$—	7,063,643	$51,032,667
Shares reacquired
Initial Class	(2,582,456)	$(19,755,446)	(3,856,490)	$(32,740,496)
Service Class	(1,566,050)	(10,382,099)	(3,480,324)	(25,994,053)
	(4,148,506)	$(30,137,545)	(7,336,814)	$(58,734,549)
Net change
Initial Class	(1,399,033)	$(10,872,727)	3,292,627	$24,519,112
Service Class	(360,255)	(2,441,603)	3,181,893	22,137,771
	(1,759,288)	$(13,314,330)	6,474,520	$46,656,883
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 21%, 7%, and 3%, respectively, of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2023, the fund’s commitment fee and interest expense were $851 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,781,244	$20,314,334	$19,197,965	$358	$(541)	$8,897,430
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$178,370	$—
16

MFS Mid Cap Growth Series
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
17

MFS Mid Cap Growth Series
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
18

Semiannual Report
June 30, 2023
MFS®  New Discovery Series
MFS® Variable Insurance Trust
VND-SEM

MFS® New Discovery Series
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS New Discovery Series
Portfolio Composition
Portfolio structure
Top ten holdings
GFL Environmental, Inc.	2.5%
Sensata Technologies Holding PLC	2.2%
ChampionX Corp.	1.9%
RB Global, Inc.	1.9%
ExlService Holdings, Inc.	1.9%
Jacobs Solutions, Inc.	1.7%
Axalta Coating Systems Ltd.	1.7%
KBR, Inc.	1.7%
STAG Industrial, Inc., REIT	1.7%
Advanced Energy Industries, Inc.	1.7%

GICS equity industries (g)
Industrials	26.1%
Health Care	17.0%
Information Technology	16.1%
Consumer Discretionary	14.3%
Energy	6.8%
Materials	5.4%
Financials	4.1%
Consumer Staples	2.5%
Real Estate	2.1%
Communication Services	0.7%
Equity Warrants (o)	0.0%
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of June 30, 2023.
The portfolio is actively managed and current holdings may be different.
1

MFS New Discovery Series
Expense Table
Fund expenses borne by the shareholders during the period,
January 1, 2023 through June 30, 2023
As a shareholder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/23	Ending Account Value 6/30/23	Expenses Paid During Period (p) 1/01/23-6/30/23
Initial Class	Actual	0.87%	$1,000.00	$1,107.87	$4.55
	Hypothetical (h)	0.87%	$1,000.00	$1,020.48	$4.36
Service Class	Actual	1.12%	$1,000.00	$1,107.47	$5.85
	Hypothetical (h)	1.12%	$1,000.00	$1,019.24	$5.61
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
2

MFS New Discovery Series
Portfolio of Investments − 6/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 95.1%
Aerospace & Defense – 3.7%
AeroVironment, Inc. (a)	32,663	$ 3,340,772
CACI International, Inc., “A” (a)	27,946	9,525,115
KBR, Inc.	183,338	11,927,970
Kratos Defense & Security Solutions, Inc. (a)	118,231	1,695,432
		$26,489,289
Apparel Manufacturers – 2.6%
Deckers Outdoor Corp. (a)	13,519	$ 7,133,436
On Holding AG (a)	117,806	3,887,598
Skechers USA, Inc., “A” (a)	135,897	7,156,336
		$18,177,370
Automotive – 1.8%
Methode Electronics, Inc.	106,812	$ 3,580,338
Visteon Corp. (a)	64,345	9,240,586
		$12,820,924
Biotechnology – 3.2%
Abcam PLC, ADR (a)	366,653	$ 8,971,999
Adaptive Biotechnologies Corp. (a)	294,404	1,975,451
AlloVir, Inc. (a)	165,962	564,271
BioAtla, Inc. (a)	105,598	316,794
BioXcel Therapeutics, Inc. (a)(l)	119,850	798,201
Immunocore Holdings PLC, ADR (a)	72,000	4,317,120
Lyell Immunopharma, Inc. (a)(l)	210,617	669,762
MaxCyte, Inc. (a)	379,301	1,740,992
Oxford Nanopore Technologies PLC (a)	663,620	1,796,843
Prelude Therapeutics, Inc. (a)	101,925	458,662
Sana Biotechnology, Inc. (a)(l)	162,437	968,124
		$22,578,219
Brokerage & Asset Managers – 2.3%
GCM Grosvenor, Inc., “A”	637,985	$ 4,810,407
Hamilton Lane, Inc., “A”	64,270	5,140,315
WisdomTree Investments, Inc.	947,296	6,498,450
		$16,449,172
Business Services – 6.6%
ExlService Holdings, Inc. (a)	87,720	$ 13,250,983
Keywords Studios PLC	279,233	6,418,726
Remitly Global, Inc. (a)	298,565	5,618,993
Thoughtworks Holding, Inc. (a)	890,852	6,725,933
TriNet Group, Inc. (a)	41,858	3,975,254
WNS (Holdings) Ltd., ADR (a)	146,426	10,794,525
		$46,784,414
Chemicals – 2.3%
Element Solutions, Inc.	462,088	$ 8,872,090
Ingevity Corp. (a)	129,947	7,557,717
		$16,429,807
3

MFS New Discovery Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 7.2%
Alkami Technology, Inc. (a)	388,298	$ 6,364,204
Definitive Healthcare Corp. (a)	380,897	4,189,867
DoubleVerify Holdings, Inc. (a)	270,398	10,523,890
Kinaxis, Inc. (a)	46,961	6,710,487
Paycor HCM, Inc. (a)	342,811	8,114,336
Paylocity Holding Corp. (a)	22,119	4,081,619
Procore Technologies, Inc. (a)	112,220	7,302,156
Sabre Corp. (a)	1,084,014	3,458,005
		$50,744,564
Computer Software - Systems – 4.1%
Five9, Inc. (a)	125,453	$ 10,343,600
Nuvei Corp. (a)	243,727	7,204,570
Q2 Holdings, Inc. (a)	202,569	6,259,382
Rapid7, Inc. (a)	113,078	5,120,172
		$28,927,724
Construction – 2.3%
AZEK Co., Inc. (a)	208,494	$ 6,315,283
Summit Materials, Inc., “A” (a)	259,522	9,822,908
		$16,138,191
Consumer Services – 3.1%
Boyd Group Services, Inc.	36,955	$ 7,050,671
Bright Horizons Family Solutions, Inc. (a)	78,422	7,250,114
European Wax Center, Inc., “A” (a)	411,702	7,670,008
		$21,970,793
Electrical Equipment – 5.0%
Littlefuse, Inc.	32,117	$ 9,356,003
nVent Electric PLC	202,575	10,467,050
Sensata Technologies Holding PLC	346,971	15,610,226
		$35,433,279
Electronics – 4.7%
Advanced Energy Industries, Inc.	105,671	$ 11,777,033
Allegro MicroSystems, Inc. (a)	204,431	9,228,015
Formfactor, Inc. (a)	229,877	7,866,391
Nova Ltd. (a)	39,824	4,671,355
		$33,542,794
Energy - Independent – 2.7%
Matador Resources Co.	218,915	$ 11,453,633
Permian Resources Corp.	684,072	7,497,429
		$18,951,062
Energy - Renewables – 0.3%
Nextracker, Inc. “A” (a)	43,536	$ 1,733,168
Engineering - Construction – 3.4%
Corporacion Inmobiliaria Vesta S.A.B. de C.V., ADR (a)	105,529	$ 3,400,144
Jacobs Solutions, Inc.	103,694	12,328,180
TopBuild Corp. (a)	32,047	8,525,143
		$24,253,467
4

MFS New Discovery Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Entertainment – 0.7%
Vivid Seats, Inc., “A” (a)	624,053	$ 4,942,500
Food & Beverages – 1.2%
Duckhorn Portfolio, Inc. (a)	540,052	$ 7,004,474
Oatly Group AB, ADR (a)(l)	756,282	1,550,378
		$8,554,852
Gaming & Lodging – 2.2%
Genius Sports Ltd. (a)	740,445	$ 4,583,355
Penn Entertainment, Inc. (a)	449,350	10,797,880
		$15,381,235
General Merchandise – 2.1%
Five Below, Inc. (a)	31,738	$ 6,237,787
Ollie's Bargain Outlet Holdings, Inc. (a)	149,168	8,641,302
		$14,879,089
Leisure & Toys – 1.7%
Brunswick Corp.	95,297	$ 8,256,532
Corsair Gaming, Inc. (a)	86,037	1,526,296
Funko, Inc., “A” (a)	236,553	2,559,504
		$12,342,332
Machinery & Tools – 3.4%
Crane Co.	116,408	$ 10,374,281
RB Global, Inc.	227,161	13,629,660
		$24,003,941
Medical & Health Technology & Services – 2.1%
Certara, Inc. (a)	303,352	$ 5,524,040
HealthEquity, Inc. (a)	149,710	9,452,689
		$14,976,729
Medical Equipment – 7.9%
Bruker BioSciences Corp.	86,710	$ 6,409,603
CryoPort, Inc. (a)	203,224	3,505,614
Envista Holdings Corp. (a)	302,179	10,225,737
Gerresheimer AG	80,939	9,105,860
Inari Medical, Inc. (a)	93,221	5,419,869
Maravai Lifesciences Holdings, Inc., “A” (a)	208,685	2,593,955
OptiNose, Inc. (a)	581,679	715,465
Outset Medical, Inc. (a)	98,311	2,150,062
PROCEPT BioRobotics Corp. (a)	129,781	4,587,758
Shockwave Medical, Inc. (a)	27,033	7,715,489
Silk Road Medical, Inc. (a)	95,382	3,098,961
		$55,528,373
Oil Services – 4.1%
Cactus, Inc., “A”	199,963	$ 8,462,434
ChampionX Corp.	442,517	13,735,728
TechnipFMC PLC (a)	403,571	6,707,350
		$28,905,512
5

MFS New Discovery Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 3.3%
ACELYRIN, Inc. (a)	122,585	$ 2,562,026
Amicus Therapeutics, Inc. (a)	284,653	3,575,242
Annexon, Inc. (a)	157,851	555,636
Collegium Pharmaceutical, Inc. (a)	128,893	2,769,911
Harmony Biosciences Holdings (a)	97,099	3,416,914
Kymera Therapeutics, Inc. (a)	64,550	1,484,004
Legend Biotech Corp., ADR (a)	49,816	3,438,798
Neurocrine Biosciences, Inc. (a)	32,117	3,028,633
SpringWorks Therapeutics, Inc. (a)	92,209	2,417,720
		$23,248,884
Pollution Control – 2.5%
GFL Environmental, Inc.	462,784	$ 17,956,019
Real Estate – 1.7%
STAG Industrial, Inc., REIT	329,699	$ 11,829,600
Restaurants – 1.3%
U.S. Foods Holding Corp. (a)	203,512	$ 8,954,528
Specialty Chemicals – 1.7%
Axalta Coating Systems Ltd. (a)	373,891	$ 12,267,364
Specialty Stores – 1.5%
ACV Auctions, Inc. (a)	300,716	$ 5,193,365
Petco Health & Wellness Co., Inc. (a)	624,902	5,561,628
		$10,754,993
Trucking – 2.4%
Knight-Swift Transportation Holdings, Inc.	157,853	$ 8,770,313
XPO Logistics, Inc. (a)	143,257	8,452,163
		$17,222,476
Total Common Stocks (Identified Cost, $633,374,815)		$673,172,664
	Strike Price	First Exercise
Warrants – 0.0%
Medical Equipment – 0.0%
OptiNose, Inc. (1 share for 1 warrant, Expiration 11/23/27) (a) (Identified Cost, $1,866)	$ 2.57	11/23/22	186,662	$ 0

Investment Companies (h) – 5.4%
Money Market Funds – 5.4%
MFS Institutional Money Market Portfolio, 5.04% (v) (Identified Cost, $38,172,482)	38,173,713	$ 38,181,347
Collateral for Securities Loaned – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11% (j) (Identified Cost, $1,437,100)	1,437,100	$ 1,437,100
Other Assets, Less Liabilities – (0.7)%		(5,137,847)
Net Assets – 100.0%		$707,653,264
6

MFS New Discovery Series
Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $38,181,347 and $674,609,764, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
7

MFS New Discovery Series
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/23 Assets
Investments in unaffiliated issuers, at value, including $1,448,129 of securities on loan (identified cost, $634,813,781)	$674,609,764
Investments in affiliated issuers, at value (identified cost, $38,172,482)	38,181,347
Foreign currency, at value (identified cost, $5,152)	5,187
Receivables for
Investments sold	3,836,607
Fund shares sold	307,759
Interest and dividends	261,882
Receivable from investment adviser	426
Other assets	1,414
Total assets	$717,204,386
Liabilities
Payables for
Investments purchased	$7,349,173
Fund shares reacquired	604,292
Collateral for securities loaned, at value (c)	1,437,100
Payable to affiliates
Administrative services fee	604
Shareholder servicing costs	602
Distribution and/or service fees	5,442
Accrued expenses and other liabilities	153,909
Total liabilities	$9,551,122
Net assets	$707,653,264
Net assets consist of
Paid-in capital	$815,376,760
Total distributable earnings (loss)	(107,723,496)
Net assets	$707,653,264
Shares of beneficial interest outstanding	65,478,932
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$304,719,517	24,315,174	$12.53
Service Class	402,933,747	41,163,758	9.79
(c)	Non-cash collateral is not included.
See Notes to Financial Statements
8

MFS New Discovery Series
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/23
Net investment income (loss)
Income
Dividends	$2,142,558
Dividends from affiliated issuers	786,641
Other	32,660
Income on securities loaned	11,740
Foreign taxes withheld	(60,894)
Total investment income	$2,912,705
Expenses
Management fee	$3,086,884
Distribution and/or service fees	487,336
Shareholder servicing costs	7,894
Administrative services fee	55,201
Independent Trustees' compensation	6,473
Custodian fee	18,702
Shareholder communications	20,269
Audit and tax fees	34,432
Legal fees	1,649
Miscellaneous	15,145
Total expenses	$3,733,985
Reduction of expenses by investment adviser	(260,022)
Net expenses	$3,473,963
Net investment income (loss)	$(561,258)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(46,169,252)
Affiliated issuers	4,498
Foreign currency	(477)
Net realized gain (loss)	$(46,165,231)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$117,033,258
Affiliated issuers	(1,203)
Translation of assets and liabilities in foreign currencies	3,847
Net unrealized gain (loss)	$117,035,902
Net realized and unrealized gain (loss)	$70,870,671
Change in net assets from operations	$70,309,413
See Notes to Financial Statements
9

MFS New Discovery Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22
Change in net assets
From operations
Net investment income (loss)	$(561,258)	$(2,757,964)
Net realized gain (loss)	(46,165,231)	(88,725,335)
Net unrealized gain (loss)	117,035,902	(207,358,071)
Change in net assets from operations	$70,309,413	$(298,841,370)
Total distributions to shareholders	$—	$(245,542,542)
Change in net assets from fund share transactions	$(24,004,905)	$200,448,615
Total change in net assets	$46,304,508	$(343,935,297)
Net assets
At beginning of period	661,348,756	1,005,284,053
At end of period	$707,653,264	$661,348,756
See Notes to Financial Statements
10

MFS New Discovery Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$11.31	$23.30	$26.96	$20.28	$17.46	$20.10
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00)(w)	$(0.04)	$(0.11)	$(0.06)	$(0.07)	$(0.09)
Net realized and unrealized gain (loss)	1.22(g)	(6.56)	0.92	8.84	6.89	0.35
Total from investment operations	$1.22	$(6.60)	$0.81	$8.78	$6.82	$0.26
Less distributions declared to shareholders
From net realized gain	$—	$(5.39)	$(4.47)	$(2.10)	$(4.00)	$(2.90)
Net asset value, end of period (x)	$12.53	$11.31	$23.30	$26.96	$20.28	$17.46
Total return (%) (k)(r)(s)(x)	10.79(n)	(29.76)	1.80	45.89	41.70	(1.48)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.95(a)	0.95	0.94	0.95	0.95	0.96
Expenses after expense reductions	0.87(a)	0.87	0.87	0.91	0.94	0.94
Net investment income (loss)	(0.02)(a)(l)	(0.23)	(0.42)	(0.30)	(0.33)	(0.43)
Portfolio turnover	35(n)	48	79	80	54	71
Net assets at end of period (000 omitted)	$304,720	$286,747	$433,168	$465,663	$343,133	$272,039
Service Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$8.84	$19.84	$23.61	$18.02	$15.91	$18.57
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$(0.06)	$(0.16)	$(0.10)	$(0.11)	$(0.13)
Net realized and unrealized gain (loss)	0.96(g)	(5.55)	0.86	7.79	6.22	0.37
Total from investment operations	$0.95	$(5.61)	$0.70	$7.69	$6.11	$0.24
Less distributions declared to shareholders
From net realized gain	$—	$(5.39)	$(4.47)	$(2.10)	$(4.00)	$(2.90)
Net asset value, end of period (x)	$9.79	$8.84	$19.84	$23.61	$18.02	$15.91
Total return (%) (k)(r)(s)(x)	10.75(n)	(29.99)	1.57	45.58	41.27	(1.72)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.20(a)	1.20	1.19	1.20	1.20	1.21
Expenses after expense reductions	1.12(a)	1.12	1.12	1.16	1.19	1.19
Net investment income (loss)	(0.27)(a)(l)	(0.48)	(0.66)	(0.56)	(0.58)	(0.68)
Portfolio turnover	35(n)	48	79	80	54	71
Net assets at end of period (000 omitted)	$402,934	$374,602	$572,116	$584,928	$472,393	$358,912

See Notes to Financial Statements
11

MFS New Discovery Series
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
12

MFS New Discovery Series
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS New Discovery Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign
13

MFS New Discovery Series
Notes to Financial Statements (unaudited) - continued
markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$673,172,664	$0	$—	$673,172,664
Mutual Funds	39,618,447	—	—	39,618,447
Total	$712,791,111	$0	$—	$712,791,111
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $1,448,129. The fair value of the fund's investment securities on loan and a related liability of $1,437,100 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $99,310 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
14

MFS New Discovery Series
Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to net operating losses, passive foreign investment companies, and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/22
Ordinary income (including any short-term capital gains)	$79,285,102
Long-term capital gains	166,257,440
Total distributions	$245,542,542
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/23
Cost of investments	$692,699,602
Gross appreciation	134,127,824
Gross depreciation	(114,036,315)
Net unrealized appreciation (depreciation)	$20,091,509
As of 12/31/22
Capital loss carryforwards	(81,431,515)
Other temporary differences	(7,578)
Net unrealized appreciation (depreciation)	(96,593,816)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
15

MFS New Discovery Series
Notes to Financial Statements (unaudited) - continued
As of December 31, 2022, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(58,685,511)
Long-Term	(22,746,004)
Total	$(81,431,515)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/23	Year ended 12/31/22
Initial Class	$—	$97,259,181
Service Class	—	148,283,361
Total	$—	$245,542,542
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion	0.80%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2023, this management fee reduction amounted to $44,018, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.87% of average daily net assets for the Initial Class shares and 1.12% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2023, this reduction amounted to $216,004, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
16

MFS New Discovery Series
Notes to Financial Statements (unaudited) - continued
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2023, the fee was $6,238, which equated to 0.0018% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2023, these costs amounted to $1,656.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.0161% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund.  Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended June 30, 2023, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $360,518 and $1,726,457, respectively. The sales transactions resulted in net realized gains (losses) of $(1,294,930).
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2023, this reimbursement amounted to $32,443, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2023, purchases and sales of investments, other than short-term obligations, aggregated $230,756,617 and $261,210,056, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/23		Year ended 12/31/22
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	939,916	$11,354,183	2,032,873	$34,222,306
Service Class	1,705,723	16,020,495	11,519,641	168,576,091
	2,645,639	$27,374,678	13,552,514	$202,798,397
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	8,064,609	$97,259,181
Service Class	—	—	15,707,983	148,283,361
	—	$—	23,772,592	$245,542,542
Shares reacquired
Initial Class	(1,984,360)	$(23,954,955)	(3,327,692)	$(53,400,187)
Service Class	(2,904,099)	(27,424,628)	(13,705,736)	(194,492,137)
	(4,888,459)	$(51,379,583)	(17,033,428)	$(247,892,324)
17

MFS New Discovery Series
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/23		Year ended 12/31/22
	Shares	Amount	Shares	Amount
Net change
Initial Class	(1,044,444)	$(12,600,772)	6,769,790	$78,081,300
Service Class	(1,198,376)	(11,404,133)	13,521,888	122,367,315
	(2,242,820)	$(24,004,905)	20,291,678	$200,448,615
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio was the owner of record of approximately 2% of the value of outstanding voting shares of the fund. In addition, the MFS Growth Allocation Portfolio and the MFS Conservative Allocation Portfolio were the owners of record of less than 1% of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2023, the fund’s commitment fee and interest expense were $1,731 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$29,980,397	$96,459,975	$88,262,320	$4,498	$(1,203)	$38,181,347
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$786,641	$—
18

MFS New Discovery Series
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
19

MFS New Discovery Series
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
20

Semiannual Report
June 30, 2023
MFS®  Research Series
MFS® Variable Insurance Trust
VFR-SEM

MFS® Research Series
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Research Series
Portfolio Composition
Portfolio structure
Top ten holdings
Microsoft Corp.	8.9%
Alphabet, Inc., “A”	4.1%
Apple, Inc.	4.0%
Amazon.com, Inc.	3.7%
Visa, Inc., “A”	2.7%
JPMorgan Chase & Co.	1.9%
Accenture PLC, “A”	1.7%
Salesforce, Inc.	1.6%
ConocoPhillips	1.5%
NVIDIA Corp.	1.5%
Global equity sectors (k)
Technology	34.1%
Health Care	14.1%
Capital Goods	13.1%
Financial Services	12.9%
Consumer Cyclicals	11.5%
Energy	6.9%
Consumer Staples	5.0%
Telecommunications/Cable Television (s)	1.9%

(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.
(s)	Includes securities sold short.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2023.
The portfolio is actively managed and current holdings may be different.
1

MFS Research Series
Expense Table
Fund expenses borne by the shareholders during the period,
January 1, 2023 through June 30, 2023
As a shareholder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/23	Ending Account Value 6/30/23	Expenses Paid During Period (p) 1/01/23-6/30/23
Initial Class	Actual	0.79%	$1,000.00	$1,129.78	$4.17
	Hypothetical (h)	0.79%	$1,000.00	$1,020.88	$3.96
Service Class	Actual	1.04%	$1,000.00	$1,128.31	$5.49
	Hypothetical (h)	1.04%	$1,000.00	$1,019.64	$5.21
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Notes to Expense Table
Expense ratios include 0.02% of investment related expenses from short sales (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).
2

MFS Research Series
Portfolio of Investments − 6/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.9%
Aerospace & Defense – 4.2%
Boeing Co. (a)	25,892	$ 5,467,355
General Dynamics Corp.	19,110	4,111,517
Honeywell International, Inc.	37,729	7,828,767
Howmet Aerospace, Inc.	93,840	4,650,710
Leidos Holdings, Inc.	29,354	2,597,242
Raytheon Technologies Corp.	55,642	5,450,690
		$30,106,281
Alcoholic Beverages – 0.6%
Constellation Brands, Inc., “A”	16,816	$ 4,138,922
Apparel Manufacturers – 0.8%
NIKE, Inc., “B”	49,645	$ 5,479,319
Automotive – 0.3%
Aptiv PLC (a)	24,536	$ 2,504,880
Broadcasting – 0.6%
Walt Disney Co. (a)	51,219	$ 4,572,832
Brokerage & Asset Managers – 1.6%
Charles Schwab Corp.	120,243	$ 6,815,373
CME Group, Inc.	26,529	4,915,559
		$11,730,932
Business Services – 2.4%
Accenture PLC, “A”	39,068	$ 12,055,603
Equifax, Inc.	11,113	2,614,889
Tyler Technologies, Inc. (a)	5,667	2,360,136
		$17,030,628
Cable TV – 0.7%
Cable One, Inc.	7,533	$ 4,949,784
Computer Software – 14.1%
Adobe Systems, Inc. (a)	13,798	$ 6,747,084
Black Knight, Inc. (a)	69,465	4,149,144
Cadence Design Systems, Inc. (a)	37,294	8,746,189
Microsoft Corp. (s)	187,879	63,980,315
NICE Systems Ltd., ADR (a)	16,228	3,351,082
Palo Alto Networks, Inc. (a)	13,218	3,377,331
Salesforce, Inc. (a)	55,185	11,658,383
		$102,009,528
Computer Software - Systems – 5.7%
Apple, Inc. (s)	149,616	$ 29,021,015
Constellation Software, Inc.	3,031	6,279,953
ServiceNow, Inc. (a)	10,403	5,846,174
		$41,147,142
3

MFS Research Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 2.5%
AZEK Co., Inc. (a)	96,049	$ 2,909,324
Masco Corp.	71,822	4,121,146
Sherwin-Williams Co.	18,501	4,912,386
Summit Materials, Inc., “A” (a)	52,481	1,986,406
Vulcan Materials Co.	18,274	4,119,691
		$18,048,953
Consumer Products – 1.3%
Colgate-Palmolive Co.	64,380	$ 4,959,835
International Flavors & Fragrances, Inc.	29,665	2,361,037
Kenvue, Inc. (a)	85,735	2,265,119
		$9,585,991
Consumer Services – 0.4%
Bright Horizons Family Solutions, Inc. (a)	34,967	$ 3,232,699
Electrical Equipment – 1.5%
Johnson Controls International PLC	102,131	$ 6,959,206
TE Connectivity Ltd.	27,299	3,826,228
		$10,785,434
Electronics – 5.3%
Applied Materials, Inc.	60,206	$ 8,702,175
Lam Research Corp.	9,070	5,830,740
Marvell Technology, Inc.	74,125	4,431,193
NVIDIA Corp.	24,853	10,513,316
NXP Semiconductors N.V.	42,033	8,603,314
		$38,080,738
Energy - Independent – 3.5%
ConocoPhillips	106,055	$ 10,988,359
Diamondback Energy, Inc.	29,081	3,820,080
Hess Corp.	48,832	6,638,710
Valero Energy Corp.	29,363	3,444,280
		$24,891,429
Food & Beverages – 2.4%
Hostess Brands, Inc. (a)	56,797	$ 1,438,100
Mondelez International, Inc.	85,172	6,212,446
Oatly Group AB, ADR (a)(l)	620,805	1,272,650
PepsiCo, Inc.	46,944	8,694,968
		$17,618,164
Gaming & Lodging – 0.5%
Marriott International, Inc., “A”	18,143	$ 3,332,688
General Merchandise – 1.2%
Dollar General Corp.	16,774	$ 2,847,890
Dollar Tree, Inc. (a)	21,860	3,136,910
Five Below, Inc. (a)	15,177	2,982,887
		$8,967,687
Health Maintenance Organizations – 1.2%
Cigna Group	31,342	$ 8,794,565
4

MFS Research Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 2.7%
Aon PLC	24,928	$ 8,605,146
Chubb Ltd.	36,768	7,080,046
Willis Towers Watson PLC	17,351	4,086,160
		$19,771,352
Internet – 5.8%
Alphabet, Inc., “A” (a)(s)	247,959	$ 29,680,692
Alphabet, Inc., “C” (a)	64,211	7,767,605
Gartner, Inc. (a)	11,961	4,190,058
		$41,638,355
Leisure & Toys – 0.7%
Electronic Arts, Inc.	37,892	$ 4,914,592
Machinery & Tools – 1.9%
Eaton Corp. PLC	13,724	$ 2,759,896
Ingersoll Rand, Inc.	42,486	2,776,885
Regal Rexnord Corp.	17,485	2,690,942
Wabtec Corp.	48,925	5,365,605
		$13,593,328
Major Banks – 4.1%
JPMorgan Chase & Co. (s)	94,935	$ 13,807,347
Morgan Stanley	78,926	6,740,280
PNC Financial Services Group, Inc.	31,988	4,028,889
Wells Fargo & Co.	120,462	5,141,318
		$29,717,834
Medical & Health Technology & Services – 1.5%
ICON PLC (a)	20,758	$ 5,193,651
McKesson Corp.	13,444	5,744,756
		$10,938,407
Medical Equipment – 5.3%
Agilent Technologies, Inc.	50,408	$ 6,061,562
Becton, Dickinson and Co.	21,095	5,569,291
Boston Scientific Corp. (a)	134,590	7,279,973
Envista Holdings Corp. (a)	89,760	3,037,478
Maravai Lifesciences Holdings, Inc., “A” (a)	104,127	1,294,299
Medtronic PLC	93,706	8,255,498
STERIS PLC	30,168	6,787,197
		$38,285,298
Network & Telecom – 0.8%
Equinix, Inc., REIT	7,278	$ 5,705,515
Oil Services – 0.4%
Schlumberger Ltd.	63,938	$ 3,140,635
Other Banks & Diversified Financials – 3.7%
Moody's Corp.	11,197	$ 3,893,421
Northern Trust Corp.	40,918	3,033,661
Visa, Inc., “A”	83,076	19,728,888
		$26,655,970
5

MFS Research Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 6.0%
Eli Lilly & Co.	20,118	$ 9,434,940
Johnson & Johnson	40,501	6,703,725
Merck & Co., Inc.	75,189	8,676,059
Pfizer, Inc.	175,138	6,424,062
Vertex Pharmaceuticals, Inc. (a)	22,778	8,015,806
Zoetis, Inc.	24,652	4,245,321
		$43,499,913
Railroad & Shipping – 1.2%
Canadian Pacific Kansas City Ltd.	77,862	$ 6,288,914
CSX Corp.	61,328	2,091,285
		$8,380,199
Real Estate – 0.8%
Extra Space Storage, Inc., REIT	30,298	$ 4,509,857
Jones Lang LaSalle, Inc. (a)	7,803	1,215,708
		$5,725,565
Restaurants – 1.2%
Starbucks Corp.	55,359	$ 5,483,863
Wendy's Co.	129,087	2,807,642
		$8,291,505
Specialty Chemicals – 1.6%
Air Products & Chemicals, Inc.	18,845	$ 5,644,643
DuPont de Nemours, Inc.	79,975	5,713,414
		$11,358,057
Specialty Stores – 6.1%
Amazon.com, Inc. (a)(s)	202,928	$ 26,453,694
Home Depot, Inc.	30,345	9,426,371
Ross Stores, Inc.	41,322	4,633,436
Target Corp.	28,176	3,716,414
		$44,229,915
Telecommunications - Wireless – 1.6%
SBA Communications Corp., REIT	43,704	$ 10,128,839
T-Mobile US, Inc. (a)	11,980	1,664,022
		$11,792,861
Tobacco – 0.7%
Philip Morris International, Inc.	48,049	$ 4,690,543
Utilities - Electric Power – 3.0%
Alliant Energy Corp.	72,434	$ 3,801,336
Duke Energy Corp.	52,317	4,694,928
NextEra Energy, Inc.	67,019	4,972,810
PG&E Corp. (a)	281,434	4,863,179
PPL Corp.	117,876	3,118,999
		$21,451,252
Total Common Stocks (Identified Cost, $457,839,374)		$720,789,692
6

MFS Research Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 5.04% (v) (Identified Cost, $4,626,525)	4,626,591	$ 4,627,516
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11% (j) (Identified Cost, $223,182)	223,182	$ 223,182
Securities Sold Short – (0.4)%
Telecommunications - Wireless – (0.4)%
Crown Castle, Inc., REIT (Proceeds Received, $2,964,530)	(23,778)	$ (2,709,265)
Other Assets, Less Liabilities – (0.2)%		(1,682,390)
Net Assets – 100.0%		$721,248,735
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,627,516 and $721,012,874, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At June 30, 2023, the fund had cash collateral of $10,126 and other liquid securities with an aggregate value of $10,111,572 to cover any collateral or margin obligations for securities sold short.  Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
7

MFS Research Series
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/23 Assets
Investments in unaffiliated issuers, at value, including $203,344 of securities on loan (identified cost, $458,062,556)	$721,012,874
Investments in affiliated issuers, at value (identified cost, $4,626,525)	4,627,516
Deposits with brokers for
Securities sold short	10,126
Receivables for
Investments sold	3,811,796
Fund shares sold	29,071
Interest and dividends	652,957
Other assets	1,463
Total assets	$730,145,803
Liabilities
Payables for
Securities sold short, at value (proceeds received, $2,964,530)	$2,709,265
Investments purchased	4,930,657
Fund shares reacquired	904,431
Collateral for securities loaned, at value	223,182
Payable to affiliates
Investment adviser	26,284
Administrative services fee	615
Shareholder servicing costs	330
Distribution and/or service fees	4,186
Accrued expenses and other liabilities	98,118
Total liabilities	$8,897,068
Net assets	$721,248,735
Net assets consist of
Paid-in capital	$396,124,422
Total distributable earnings (loss)	325,124,313
Net assets	$721,248,735
Shares of beneficial interest outstanding	23,220,811
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$411,604,306	13,132,974	$31.34
Service Class	309,644,429	10,087,837	30.69
See Notes to Financial Statements
8

MFS Research Series
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/23
Net investment income (loss)
Income
Dividends	$5,151,103
Dividends from affiliated issuers	191,222
Other	5,468
Income on securities loaned	1,803
Foreign taxes withheld	(36,943)
Total investment income	$5,312,653
Expenses
Management fee	$2,649,396
Distribution and/or service fees	369,087
Shareholder servicing costs	5,466
Administrative services fee	56,696
Independent Trustees' compensation	6,699
Custodian fee	18,399
Shareholder communications	6,366
Audit and tax fees	35,220
Legal fees	1,608
Dividend and interest expense on securities sold short	81,125
Interest expense and fees	1,883
Miscellaneous	13,185
Total expenses	$3,245,130
Reduction of expenses by investment adviser	(70,693)
Net expenses	$3,174,437
Net investment income (loss)	$2,138,216
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$21,498,967
Affiliated issuers	235
Foreign currency	462
Net realized gain (loss)	$21,499,664
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$62,097,188
Affiliated issuers	(902)
Securities sold short	515,983
Translation of assets and liabilities in foreign currencies	(20)
Net unrealized gain (loss)	$62,612,249
Net realized and unrealized gain (loss)	$84,111,913
Change in net assets from operations	$86,250,129
See Notes to Financial Statements
9

MFS Research Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22
Change in net assets
From operations
Net investment income (loss)	$2,138,216	$3,931,589
Net realized gain (loss)	21,499,664	35,481,317
Net unrealized gain (loss)	62,612,249	(176,047,562)
Change in net assets from operations	$86,250,129	$(136,634,656)
Total distributions to shareholders	$—	$(99,101,437)
Change in net assets from fund share transactions	$(60,601,205)	$149,469,874
Total change in net assets	$25,648,924	$(86,266,219)
Net assets
At beginning of period	695,599,811	781,866,030
At end of period	$721,248,735	$695,599,811
See Notes to Financial Statements
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MFS Research Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$27.74	$38.59	$32.87	$29.49	$24.93	$29.50
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.21	$0.13	$0.18	$0.23	$0.26
Net realized and unrealized gain (loss)	3.50	(6.62)	7.92	4.62	7.66	(1.04)
Total from investment operations	$3.60	$(6.41)	$8.05	$4.80	$7.89	$(0.78)
Less distributions declared to shareholders
From net investment income	$—	$(0.16)	$(0.20)	$(0.22)	$(0.24)	$(0.22)
From net realized gain	—	(4.28)	(2.13)	(1.20)	(3.09)	(3.57)
Total distributions declared to shareholders	$—	$(4.44)	$(2.33)	$(1.42)	$(3.33)	$(3.79)
Net asset value, end of period (x)	$31.34	$27.74	$38.59	$32.87	$29.49	$24.93
Total return (%) (k)(r)(s)(x)	12.98(n)	(17.21)	24.80	16.59	32.95	(4.37)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.81(a)	0.82	0.80	0.82	0.83	0.82
Expenses after expense reductions	0.79(a)	0.79	0.78	0.79	0.81	0.81
Net investment income (loss)	0.70(a)	0.68	0.35	0.62	0.82	0.88
Portfolio turnover	12(n)	24	19	39	35	31
Net assets at end of period (000 omitted)	$411,604	$405,178	$384,928	$372,405	$361,842	$319,422
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	0.77(a)	0.77	0.77	0.77	0.78	0.79

See Notes to Financial Statements
11

MFS Research Series
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$27.20	$37.92	$32.34	$29.05	$24.61	$29.17
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.12	$0.04	$0.11	$0.16	$0.18
Net realized and unrealized gain (loss)	3.42	(6.50)	7.79	4.54	7.55	(1.03)
Total from investment operations	$3.49	$(6.38)	$7.83	$4.65	$7.71	$(0.85)
Less distributions declared to shareholders
From net investment income	$—	$(0.06)	$(0.12)	$(0.16)	$(0.18)	$(0.14)
From net realized gain	—	(4.28)	(2.13)	(1.20)	(3.09)	(3.57)
Total distributions declared to shareholders	$—	$(4.34)	$(2.25)	$(1.36)	$(3.27)	$(3.71)
Net asset value, end of period (x)	$30.69	$27.20	$37.92	$32.34	$29.05	$24.61
Total return (%) (k)(r)(s)(x)	12.83(n)	(17.43)	24.51	16.31	32.60	(4.62)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.06(a)	1.07	1.05	1.07	1.08	1.07
Expenses after expense reductions	1.04(a)	1.04	1.03	1.04	1.06	1.06
Net investment income (loss)	0.47(a)	0.39	0.10	0.37	0.57	0.63
Portfolio turnover	12(n)	24	19	39	35	31
Net assets at end of period (000 omitted)	$309,644	$290,421	$396,938	$375,322	$319,842	$215,898
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	1.02(a)	1.02	1.02	1.02	1.03	1.04
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
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MFS Research Series
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Research Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets;
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Notes to Financial Statements (unaudited) - continued
the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$720,789,692	$—	$—	$720,789,692
Mutual Funds	4,850,698	—	—	4,850,698
Total	$725,640,390	$—	$—	$725,640,390
Securities Sold Short	$(2,709,265)	$—	$—	$(2,709,265)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Short Sales — The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2023, this expense amounted to $81,125.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $203,344. The fair value of the fund's investment securities on loan and a related liability of $223,182 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder
14

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Notes to Financial Statements (unaudited) - continued
is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/22
Ordinary income (including any short-term capital gains)	$14,039,255
Long-term capital gains	85,062,182
Total distributions	$99,101,437
The federal tax cost and the tax basis components of distributable earnings were as follows:
15

MFS Research Series
Notes to Financial Statements (unaudited) - continued
As of 6/30/23
Cost of investments	$462,689,082
Gross appreciation	283,017,567
Gross depreciation	(20,066,259)
Net unrealized appreciation (depreciation)	$262,951,308
As of 12/31/22
Undistributed ordinary income	1,902,699
Undistributed long-term capital gain	38,785,228
Other temporary differences	21
Net unrealized appreciation (depreciation)	198,186,236
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/23	Year ended 12/31/22
Initial Class	$—	$56,469,294
Service Class	—	42,632,143
Total	$—	$99,101,437
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2023, this management fee reduction amounted to $45,327, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund's investment activity), such that total annual operating expenses do not exceed 0.77% of average daily net assets for the Initial Class shares and 1.02% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2023, this reduction amounted to $25,366, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and
16

MFS Research Series
Notes to Financial Statements (unaudited) - continued
variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2023, the fee was $4,624, which equated to 0.0013% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2023, these costs amounted to $842.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.0160% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund.  Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2023, this reimbursement amounted to $5,245, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2023, purchases and sales of investments, other than short sales and short-term obligations, aggregated $81,488,238 and $134,975,553, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/23		Year ended 12/31/22
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	494,404	$14,323,004	4,166,754	$136,162,513
Service Class	268,243	7,660,312	546,740	17,085,861
	762,647	$21,983,316	4,713,494	$153,248,374
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,929,255	$56,469,294
Service Class	—	—	1,483,889	42,632,143
	—	$—	3,413,144	$99,101,437
Shares reacquired
Initial Class	(1,970,311)	$(57,846,794)	(1,460,747)	$(46,824,246)
Service Class	(858,894)	(24,737,727)	(1,820,168)	(56,055,691)
	(2,829,205)	$(82,584,521)	(3,280,915)	$(102,879,937)
17

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Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/23		Year ended 12/31/22
	Shares	Amount	Shares	Amount
Net change
Initial Class	(1,475,907)	$(43,523,790)	4,635,262	$145,807,561
Service Class	(590,651)	(17,077,415)	210,461	3,662,313
	(2,066,558)	$(60,601,205)	4,845,723	$149,469,874
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 11%, 4%, and 3%, respectively, of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2023, the fund’s commitment fee and interest expense were $1,883 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,722,089	$44,846,201	$47,940,107	$235	$(902)	$4,627,516
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$191,222	$—
18

MFS Research Series
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
19

MFS Research Series
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
20

Semiannual Report
June 30, 2023
MFS®  Total Return Bond Series
MFS® Variable Insurance Trust
VFB-SEM

MFS® Total Return Bond Series
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Total Return Bond Series
Portfolio Composition
Portfolio structure at value (v)
Portfolio structure reflecting equivalent exposure of derivative positions (i)

Fixed income sectors (i)
Investment Grade Corporates	34.9%
U.S. Treasury Securities	24.8%
Mortgage-Backed Securities	22.8%
Collateralized Debt Obligations	9.0%
Commercial Mortgage-Backed Securities	7.4%
High Yield Corporates	7.1%
Municipal Bonds	2.2%
Emerging Markets Bonds	1.3%
U.S. Government Agencies	0.8%
Asset-Backed Securities	0.8%
Non-U.S. Government Bonds	0.3%
Residential Mortgage-Backed Securities (o)	0.0%
Composition including fixed income credit quality (a)(i)
AAA	7.9%
AA	4.3%
A	13.5%
BBB	28.7%
BB	6.6%
B	1.7%
CCC	0.2%
C (o)	0.0%
U.S. Government	12.5%
Federal Agencies	23.6%
Not Rated	12.4%
Cash & Cash Equivalents	1.0%
Other (q)	(12.4)%
Portfolio facts
Average Duration (d)	6.2
Average Effective Maturity (m)	7.7 yrs.

1

MFS Total Return Bond Series
Portfolio Composition - continued
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(q)	For purposes of this presentation, Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
(v)	For purposes of this presentation, market value of fixed income and/or equity derivatives, if any, is included in Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2023.
The portfolio is actively managed and current holdings may be different.
2

MFS Total Return Bond Series
Expense Table
Fund expenses borne by the shareholders during the period,
January 1, 2023 through June 30, 2023
As a shareholder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/23	Ending Account Value 6/30/23	Expenses Paid During Period (p) 1/01/23-6/30/23
Initial Class	Actual	0.52%	$1,000.00	$1,030.20	$2.62
	Hypothetical (h)	0.52%	$1,000.00	$1,022.22	$2.61
Service Class	Actual	0.77%	$1,000.00	$1,029.89	$3.88
	Hypothetical (h)	0.77%	$1,000.00	$1,020.98	$3.86
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
3

MFS Total Return Bond Series
Portfolio of Investments − 6/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.2%
Aerospace & Defense – 1.1%
Boeing Co., 2.196%, 2/04/2026	$6,236,000	$ 5,723,452
Boeing Co., 5.15%, 5/01/2030	1,704,000	1,687,557
Boeing Co., 5.705%, 5/01/2040	1,595,000	1,591,023
Boeing Co., 5.805%, 5/01/2050	3,159,000	3,147,472
TransDigm, Inc., 4.625%, 1/15/2029	5,158,000	4,588,338
		$16,737,842
Asset-Backed & Securitized – 17.1%
ACREC 2021-FL1 Ltd., “C”, FLR, 7.308% (LIBOR - 1mo. + 2.15%), 10/16/2036 (n)	$2,546,000	$ 2,416,347
ACREC 2021-FL1 Ltd., “D”, FLR, 7.808% (LIBOR - 1mo. + 2.65%), 10/16/2036 (n)	3,070,500	2,884,936
ACRES 2021-FL2 Issuer Ltd., “C”, FLR, 7.866% (LIBOR - 1mo. + 2.65%), 1/15/2037 (n)	3,129,000	2,980,380
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 6.861% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	5,554,267	5,494,675
Arbor Realty Trust, Inc., CLO, 2019-FL2, “AS”, FLR, 6.711% (LIBOR - 1mo. + 1.45%), 9/15/2034 (n)	296,335	294,982
Arbor Realty Trust, Inc., CLO, 2019-FL2, “B”, FLR, 7.011% (LIBOR - 1mo. + 1.75%), 9/15/2034 (n)	784,500	779,707
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 7.219% (LIBOR - 1mo. + 2%), 12/15/2035 (n)	905,000	849,816
Arbor Realty Trust, Inc., CLO, 2021-FL1, “D”, FLR, 8.169% (LIBOR - 1mo. + 2.95%), 12/15/2035 (n)	831,500	791,003
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 6.793% (LIBOR - 1mo. + 1.6%), 5/15/2036 (n)	1,152,500	1,090,966
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 7.043% (LIBOR - 1mo. + 1.85%), 8/15/2034 (n)	1,740,000	1,619,642
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 7.393% (LIBOR - 1mo. + 2.2%), 8/15/2034 (n)	964,500	891,170
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 7.493% (LIBOR - 1mo. + 2.3%), 11/15/2036 (n)	3,443,500	3,275,326
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 8.066% (SOFR - 30 day + 3%), 1/15/2037 (n)	9,290,000	8,737,454
AREIT 2019-CRE3 Trust, “B”, FLR, 6.866% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	2,569,500	2,424,608
AREIT 2019-CRE3 Trust, “C”, FLR, 7.216% (SOFR - 1mo. + 2.014%), 9/14/2036 (n)	2,242,500	2,073,489
AREIT 2019-CRE3 Trust, “D”, FLR, 7.866% (LIBOR - 1mo. + 2.65%), 9/14/2036 (n)	1,849,000	1,670,631
AREIT 2022-CRE6 Trust, “B”, FLR, 6.916% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	1,126,000	1,068,241
AREIT 2022-CRE6 Trust, “C”, FLR, 7.216% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	2,322,000	2,168,070
AREIT 2022-CRE6 Trust, “D”, FLR, 7.916% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	987,000	894,605
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(n)	63,975	6
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.777% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	23,774	31,580
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	2,755,000	2,408,444
BDS 2021-FL7 Ltd., “B”, FLR, 6.656% (LIBOR - 1mo. + 1.5%), 6/16/2036 (n)	1,259,500	1,200,477
Brazos Securitization LLC, 5.413%, 9/01/2052 (n)	3,427,000	3,503,536
BSPDF 2021-FL1 Issuer Ltd., “B”, FLR, 6.993% (LIBOR - 1mo. + 1.8%), 10/15/2036 (n)	4,380,500	4,074,929
BSPRT 2019-FL5 Issuer Ltd., “C”, FLR, 7.193% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	3,295,000	3,208,638
BSPRT 2021-FL6 Issuer Ltd., “B”, FLR, 6.793% (LIBOR - 1mo. + 1.6%), 3/15/2036 (n)	3,669,500	3,466,294
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 7.243% (LIBOR - 1mo. + 2.05%), 3/15/2036 (n)	1,288,000	1,185,579
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.493% (LIBOR - 1mo. + 2.3%), 12/15/2038 (n)	836,500	785,765
BSPRT 2021-FL7 Issuer Ltd., “D”, FLR, 7.943% (LIBOR - 1mo. + 2.75%), 12/15/2038 (n)	952,500	862,581
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	596,584	563,645
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	391,525	346,652
BXMT 2020-FL2 Ltd., “B”, FLR, 6.616% (LIBOR - 1mo. + 1.4%), 2/15/2038 (n)	1,731,000	1,514,073
Cantor Commercial Real Estate, 2019-CF2, “A5”, 2.874%, 11/15/2052	6,645,635	5,551,642
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	2,384,462	2,222,145
CHCP 2021-FL1 Ltd., “B”, FLR, 6.831% (LIBOR - 1mo. + 1.65%), 2/15/2038 (n)	1,102,500	1,051,950
CHCP 2021-FL1 Ltd., “C”, FLR, 7.281% (LIBOR - 1mo. + 2.1%), 2/15/2038 (n)	1,249,000	1,184,289
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	1,346,515	1,335,729
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	3,128,793	3,008,320
Citigroup Commercial Mortgage Trust, 2016-P6, “A5”, 3.72%, 12/10/2049	1,754,000	1,630,894
CLNC 2019-FL1 Ltd., “B”, FLR, 7.105% (LIBOR - 1mo. + 1.9%), 8/20/2035 (n)	1,850,000	1,776,457
CLNC 2019-FL1 Ltd., “C”, FLR, 7.605% (LIBOR - 1mo. + 2.4%), 8/20/2035 (n)	3,006,500	2,871,858
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	10,000,000	9,518,489
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	2,888,848	2,760,304
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	523,000	482,495
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,695,346	2,564,659
Cutwater 2015-1A Ltd., “BR”, FLR, 7.06% (LIBOR - 3mo. + 1.8%), 1/15/2029 (n)	10,770,000	10,636,732
4

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)	$3,163,215	$ 3,152,519
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	7,904,407	7,488,754
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 6.961% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)	6,545,000	6,294,470
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	12,188,428	11,491,874
JPMorgan Chase Commercial Mortgage Securities Corp., 5.578%, 7/15/2042 (n)	9,785	7,548
JPMorgan Mortgage Trust, “A1”, 3.717%, 10/25/2033	35,492	31,839
LCCM 2021-FL2 Trust, “C”, FLR, 7.411% (LIBOR - 1mo. + 2.15%), 12/13/2038 (n)	1,985,500	1,808,092
LoanCore 2018-CRE1 Ltd., “AS”, FLR, 6.693% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	1,645,566	1,645,610
LoanCore 2018-CRE1 Ltd., “C”, FLR, 7.743% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	2,340,000	2,290,911
LoanCore 2018-CRE1 Ltd., “C”, FLR, 7.143% (LIBOR - 1mo. + 1.95%), 4/15/2034 (n)	1,836,900	1,802,998
LoanCore 2018-CRE3 Ltd., “B”, FLR, 6.793% (LIBOR - 1mo. + 1.6%), 4/15/2034 (n)	1,873,800	1,840,621
LoanCore 2019-CRE2 Ltd., “D”, FLR, 7.643% (LIBOR - 1mo. + 2.45%), 5/15/2036 (n)	1,121,500	1,034,196
LoanCore 2019-CRE3 Ltd., “AS”, FLR, 6.563% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	360,401	359,806
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.943% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	5,666,000	5,301,403
LoanCore 2021-CRE5 Ltd., “B”, FLR, 7.193% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	5,318,000	4,909,093
LoanCore 2021-CRE6 Ltd., “B”, FLR, 7.093% (LIBOR - 1mo. + 1.9%), 11/15/2038 (n)	9,970,000	9,347,553
Madison Park Funding Ltd., 2017- 23A, “CR”, FLR, 7.291% (LIBOR - 3mo. + 2%), 7/27/2031 (n)	5,894,060	5,745,105
Madison Park Funding XLI Ltd., 2012-A, “B1R”, FLR, 6.622% (LIBOR - 3mo. + 1.35%), 4/22/2027 (n)	7,430,000	7,316,262
Merrill Lynch Mortgage Investors, Inc., “A”, 4.714%, 5/25/2036	45,922	44,960
Merrill Lynch Mortgage Investors, Inc., “A5”, 3.576%, 4/25/2035	69,218	60,864
MF1 2020-FL4 Ltd., “AS”, FLR, 7.361% (LIBOR - 1mo. + 2.1%), 11/15/2035 (n)	2,602,500	2,559,559
MF1 2021-FL5 Ltd., “C”, FLR, 6.961% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)	2,589,000	2,428,943
MF1 2022-FL8 Ltd., “C”, FLR, 7.266% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	2,433,741	2,271,923
MF1 2022-FL8 Ltd., “D”, FLR, 7.716% (SOFR - 30 day + 2.65%), 2/19/2037 (n)	1,407,473	1,307,249
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 7.11% (LIBOR - 3mo. + 1.85%), 10/15/2029 (n)	7,481,614	7,140,692
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 7.023% (LIBOR - 3mo. + 1.75%), 4/22/2030 (n)	5,000,000	4,850,825
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 7.622% (LIBOR - 3mo. + 2.35%), 4/22/2030 (n)	5,744,568	5,508,076
Palmer Square Loan Funding 2020-1A Ltd., “A2”, FLR, 6.729% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	3,930,000	3,893,294
Palmer Square Loan Funding 2020-1A Ltd., “B”, FLR, 7.279% (LIBOR - 3mo. + 1.9%), 2/20/2028 (n)	3,453,628	3,421,388
Parallel 2015-1A Ltd., “C1R”, FLR, 7% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	1,233,002	1,224,744
Parallel 2015-1A Ltd., “C2R”, FLR, 7% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	1,328,413	1,317,131
PFP III 2021-7 Ltd., “B”, FLR, 6.558% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)	935,953	882,955
PFP III 2021-7 Ltd., “C”, FLR, 6.808% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)	1,640,418	1,516,945
PFP III 2021-8 Ltd., “D”, FLR, 7.308% (LIBOR - 1mo. + 2.15%), 8/09/2037 (n)	3,737,500	3,467,498
Preferred Term Securities XIX Ltd., CDO, FLR, 5.902% (LIBOR - 3mo. + 0.35%), 12/22/2035 (n)	129,037	114,843
Race Point CLO Ltd., 2013-8A, “AR-2”, FLR, 6.419% (LIBOR - 3mo. + 1.04%), 2/20/2030 (n)	3,223,475	3,190,002
ReadyCap Commercial Mortgage Trust, 2021-FL7, “C”, FLR, 7.35% (LIBOR - 1mo. + 2.2%), 11/25/2036 (n)	1,340,000	1,258,857
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 8.1% (LIBOR - 1mo. + 2.95%), 11/25/2036 (n)	1,575,000	1,414,542
Residential Funding Mortgage Securities, Inc., FGIC, 4.223%, 12/25/2035	2,975	2,954
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 7.258% (LIBOR - 1mo. + 2.1%), 4/18/2038 (n)	2,027,000	1,800,432
Starwood Commercial Mortgage, 2022-FL3, “B”, FLR, 7.016% (SOFR - 30 day + 1.95%), 11/15/2038 (n)	1,391,000	1,326,389
Starwood Commercial Mortgage, 2022-FL3, “C”, FLR, 7.266% (SOFR - 30 day + 2.2%), 11/15/2038 (n)	2,632,000	2,459,838
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	1,174,000	1,168,468
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	5,865,766	5,400,621
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 6.698% (LIBOR - 3mo. + 1.45%), 10/15/2030 (n)	1,957,793	1,887,763
Voya CLO 2012-4A Ltd., “BR3”, FLR, 7.197% (LIBOR - 3mo. + 1.95%), 10/15/2030 (n)	828,265	783,293
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 8.547% (LIBOR - 3mo. + 3.3%), 10/15/2030 (n)	1,187,823	1,079,994
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	13,071,416	12,156,602
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	3,970,000	3,586,362
		$263,550,870
Automotive – 0.1%
Volkswagen Group of America Finance LLC, 3.75%, 5/13/2030 (n)	$2,118,000	$ 1,910,134
5

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – 1.3%
Discovery Communications LLC, 4.65%, 5/15/2050	$4,028,000	$ 3,068,344
Prosus N.V., 3.68%, 1/21/2030 (n)	4,905,000	4,163,953
WarnerMedia Holdings, Inc., 5.05%, 3/15/2042	5,334,000	4,495,854
WarnerMedia Holdings, Inc., 5.141%, 3/15/2052	4,694,000	3,822,080
WarnerMedia Holdings, Inc., 5.391%, 3/15/2062	1,915,000	1,560,670
WMG Acquisition Corp., 3%, 2/15/2031 (n)	3,382,000	2,735,970
		$19,846,871
Brokerage & Asset Managers – 1.6%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$2,300,000	$ 2,334,238
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	6,058,000	5,076,422
LPL Holdings, Inc., 4%, 3/15/2029 (n)	4,555,000	3,996,185
Morgan Stanley Domestic Holdings, Inc., 3.8%, 8/24/2027	5,272,000	4,998,075
Morgan Stanley Domestic Holdings, Inc., 4.5%, 6/20/2028	3,485,000	3,356,798
Raymond James Financial, Inc., 4.95%, 7/15/2046	4,683,000	4,223,407
		$23,985,125
Building – 0.7%
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	$5,875,000	$ 5,088,320
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	2,760,000	2,221,919
Vulcan Materials Co., 3.5%, 6/01/2030	3,356,000	3,031,919
		$10,342,158
Business Services – 1.2%
Equinix, Inc., 2.15%, 7/15/2030	$4,789,000	$ 3,870,233
Fiserv, Inc., 3.5%, 7/01/2029	2,280,000	2,081,037
Fiserv, Inc., 5.6%, 3/02/2033	2,183,000	2,221,885
Global Payments, Inc., 2.9%, 5/15/2030	5,153,000	4,367,567
Global Payments, Inc., 2.9%, 11/15/2031	1,508,000	1,226,778
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	5,315,000	4,566,800
		$18,334,300
Cable TV – 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$6,587,000	$ 5,484,936
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	6,586,000	5,319,398
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	2,940,000	2,056,606
CSC Holdings LLC, 4.5%, 11/15/2031 (n)	4,065,000	2,834,184
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	2,184,000	1,970,091
Sirius XM Radio, Inc., 4.125%, 7/01/2030 (n)	3,995,000	3,262,136
Time Warner Cable, Inc., 4.5%, 9/15/2042	3,558,000	2,661,356
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	290,000	318,557
		$23,907,264
Chemicals – 0.2%
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	$3,100,000	$ 2,638,875
Computer Software – 0.6%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	$7,950,000	$ 7,892,038
Oracle Corp., 4.9%, 2/06/2033	1,320,000	1,281,330
		$9,173,368
Computer Software - Systems – 0.3%
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	$4,802,000	$ 4,597,089
6

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – 1.0%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	$1,627,000	$ 1,484,392
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)	1,521,000	1,509,908
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)	4,643,000	4,629,257
Regal Rexnord Corp., 6.4%, 4/15/2033 (n)	3,600,000	3,596,965
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	4,993,000	4,809,377
		$16,029,899
Consumer Products – 0.3%
GSK Consumer Healthcare Capital US LLC, 3.375%, 3/24/2029	$1,510,000	$ 1,372,019
GSK Consumer Healthcare Capital US LLC, 3.625%, 3/24/2032	3,229,000	2,894,605
		$4,266,624
Consumer Services – 0.9%
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	$4,782,000	$ 3,930,517
Meituan, 3.05%, 10/28/2030	1,373,000	1,087,767
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	2,145,000	1,782,656
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	6,221,000	4,206,722
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	2,145,000	1,284,705
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	5,294,766	1,671,492
		$13,963,859
Containers – 0.2%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	$3,086,000	$ 2,990,846
Electrical Equipment – 0.3%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$4,838,000	$ 3,992,568
Electronics – 0.9%
Broadcom, Inc., 4.15%, 11/15/2030	$2,376,000	$ 2,186,037
Broadcom, Inc., 3.469%, 4/15/2034 (n)	3,589,000	2,944,088
Broadcom, Inc., 3.137%, 11/15/2035 (n)	3,219,000	2,469,118
Broadcom, Inc., 3.187%, 11/15/2036 (n)	3,936,000	2,974,644
Broadcom, Inc., 4.926%, 5/15/2037 (n)	3,219,000	2,913,208
		$13,487,095
Emerging Market Quasi-Sovereign – 0.1%
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)	$1,268,000	$ 1,044,785
Energy - Independent – 1.0%
Energean Israel Finance Ltd., 4.875%, 3/30/2026	$3,943,000	$ 3,658,158
EQT Corp., 3.9%, 10/01/2027	2,315,000	2,140,263
EQT Corp., 5%, 1/15/2029	1,294,000	1,218,288
EQT Corp., 3.625%, 5/15/2031 (n)	1,506,000	1,295,299
Leviathan Bond Ltd., 6.5%, 6/30/2027 (n)	2,197,000	2,098,135
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)	2,670,000	2,484,435
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030	3,294,000	2,512,334
		$15,406,912
Energy - Integrated – 0.2%
Eni S.p.A., 4%, 9/12/2023 (n)	$2,526,000	$ 2,515,312
Financial Institutions – 1.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.5%, 9/15/2023	$960,000	$ 956,396
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.5%, 7/15/2025	3,195,000	3,210,799
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3%, 10/29/2028	2,329,000	2,013,776
7

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	$2,763,000	$ 2,260,407
Air Lease Corp., 5.85%, 12/15/2027	1,536,000	1,533,937
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024 (n)	5,681,000	5,581,430
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	4,592,000	4,454,472
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	2,890,000	2,568,542
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	1,779,000	1,657,344
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	2,615,000	2,202,951
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)	3,989,171	3,651,488
		$30,091,542
Food & Beverages – 0.7%
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/2039	$1,299,000	$ 1,344,139
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	4,965,000	4,762,924
PT Indofood CBP Sukses Makmur Tbk, 3.541%, 4/27/2032	5,223,000	4,374,263
		$10,481,326
Gaming & Lodging – 0.2%
Marriott International, Inc., 3.5%, 10/15/2032	$3,330,000	$ 2,876,114
Insurance – 0.3%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$3,293,000	$ 2,861,278
Corebridge Financial, Inc., 4.35%, 4/05/2042	442,000	356,654
Corebridge Financial, Inc., 4.4%, 4/05/2052	1,291,000	1,014,952
		$4,232,884
Insurance - Health – 0.3%
Humana, Inc., 5.875%, 3/01/2033	$4,453,000	$ 4,627,569
Insurance - Property & Casualty – 2.0%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$6,835,000	$ 6,489,826
American International Group, Inc., 3.9%, 4/01/2026	2,462,000	2,365,569
Aon Corp., 3.75%, 5/02/2029	7,982,000	7,388,587
Brown & Brown, Inc., 4.95%, 3/17/2052	3,943,000	3,374,763
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	5,692,000	5,478,034
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	1,060,000	894,685
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	2,374,000	2,293,240
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	2,900,000	2,120,881
		$30,405,585
International Market Quasi-Sovereign – 0.3%
Electricite de France S.A., 4.875%, 9/21/2038 (n)	$2,687,000	$ 2,257,230
Electricite de France S.A., 6.9%, 5/23/2053 (n)	1,704,000	1,765,726
		$4,022,956
Machinery & Tools – 0.3%
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	$3,631,000	$ 3,539,442
CNH Industrial N.V., 3.85%, 11/15/2027	1,328,000	1,247,807
		$4,787,249
Major Banks – 8.8%
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	$8,192,000	$ 7,512,257
Bank of America Corp., 2.496% to 2/13/2030, FLR (LIBOR - 3mo. + 0.99%) to 2/13/2031	9,824,000	8,224,961
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR + 1.21%) to 10/20/2032	10,928,000	8,900,861
Bank of America Corp., 6.5% to 10/23/2024, FLR (LIBOR - 3mo. + 4.174%) to 10/23/2049	3,843,000	3,832,316
Bank of America Corp., 6.1%, 12/29/2049	6,096,000	6,044,184
8

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Bank of America Corp., 5.875% to 3/15/2028, FLR (LIBOR - 3mo. + 2.931%) to 12/31/2059	$3,924,000	$ 3,595,365
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	3,191,000	3,015,575
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	3,776,000	2,971,600
Capital One Financial Corp., 5.817% to 2/01/2033, FLR (SOFR - 1 day + 2.6%) to 2/01/2034	2,325,000	2,218,224
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.860%) to 6/08/2034	2,325,000	2,308,342
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	5,055,000	4,343,950
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	5,453,000	5,460,773
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	6,000,000	5,110,065
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	6,176,000	4,619,101
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	2,447,000	2,069,456
JPMorgan Chase & Co., 3.509% to 1/23/2028, FLR (LIBOR - 3mo. + 0.945%) to 1/23/2029	2,290,000	2,116,823
JPMorgan Chase & Co., 4.005% to 4/23/2028, FLR (LIBOR - 3mo. + 1.12%) to 4/23/2029	11,383,000	10,716,562
JPMorgan Chase & Co., 4.203% to 7/23/2028, FLR (LIBOR - 3mo. + 1.26%) to 7/23/2029	2,576,000	2,448,397
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	4,435,000	3,802,792
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	6,741,000	5,523,065
Lloyds Bank PLC, 3.75%, 1/11/2027	2,765,000	2,589,883
Mitsubishi UFJ Financial Group, Inc., 2.048%, 7/17/2030	8,031,000	6,511,375
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	6,985,000	5,641,902
NatWest Group PLC, 6.016% to 3/02/2033, FLR (CMT - 1yr. + 2.1%) to 3/02/2034	769,000	773,102
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/2030	9,717,000	7,907,138
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	1,311,000	1,264,486
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2069 (n)	7,084,000	4,990,253
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	4,524,000	4,322,776
Wells Fargo & Co., 2.572% to 2/11/2030, FLR (LIBOR - 3mo. +1%) to 2/11/2031	4,514,000	3,821,957
Westpac Banking Corp., 2.894% to 2/04/2025, FLR (CMT - 5yr. + 1.35%) to 2/04/2030	2,633,000	2,460,081
		$135,117,622
Medical & Health Technology & Services – 2.2%
Adventist Health System/West, 5.43%, 3/01/2032	$4,476,000	$ 4,437,278
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	1,096,000	934,162
Alcon Finance Corp., 5.375%, 12/06/2032 (n)	1,318,000	1,335,555
Alcon, Inc., 2.75%, 9/23/2026 (n)	593,000	544,609
DaVita, Inc., 4.625%, 6/01/2030 (n)	2,840,000	2,438,077
HCA, Inc., 5.25%, 6/15/2026	1,458,000	1,442,064
HCA, Inc., 4.125%, 6/15/2029	4,581,000	4,239,206
HCA, Inc., 4.375%, 3/15/2042 (n)	3,251,000	2,685,654
HCA, Inc., 4.625%, 3/15/2052 (n)	2,141,000	1,759,360
Marin General Hospital, 7.242%, 8/01/2045	2,243,000	2,209,489
Northwell Healthcare, Inc., 3.979%, 11/01/2046	1,503,000	1,174,595
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	7,120,000	5,767,200
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	2,562,000	2,521,712
Tower Health, 4.451%, 2/01/2050	6,211,000	2,810,477
		$34,299,438
Metals & Mining – 1.4%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$2,504,000	$ 2,151,835
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	3,434,000	3,120,650
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	2,927,000	2,416,702
Anglo American Capital PLC, 4.75%, 3/16/2052 (n)	4,511,000	3,726,699
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	3,922,000	3,348,651
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	4,010,000	3,310,004
Novelis Corp., 3.25%, 11/15/2026 (n)	759,000	687,022
Novelis Corp., 3.875%, 8/15/2031 (n)	2,661,000	2,188,970
		$20,950,533
9

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – 3.3%
Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039	$3,855,000	$ 3,038,426
Cheniere Energy Partners LP, 4.5%, 10/01/2029	2,483,000	2,278,789
Enbridge, Inc., 4.25%, 12/01/2026	4,734,000	4,565,606
Enbridge, Inc., 5.7%, 3/08/2033	1,601,000	1,622,984
Energy Transfer LP, 5.55%, 2/15/2028	1,261,000	1,257,458
Energy Transfer LP, 5.75%, 2/15/2033	3,863,000	3,888,287
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	3,350,000	3,782,255
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	2,040,000	2,045,908
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	2,612,000	2,315,715
MPLX LP, 4.95%, 3/14/2052	6,323,000	5,370,088
ONEOK, Inc., 5.2%, 7/15/2048	2,708,000	2,308,482
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	2,839,000	2,501,692
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	2,675,000	2,535,270
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	1,975,000	1,877,360
Targa Resources Corp., 4.2%, 2/01/2033	930,000	823,179
Targa Resources Corp., 6.125%, 3/15/2033	4,345,000	4,439,677
Targa Resources Corp., 4.95%, 4/15/2052	1,533,000	1,266,605
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	4,349,000	4,313,935
		$50,231,716
Mortgage-Backed – 22.7%
Fannie Mae, 5%, 7/01/2023 - 3/01/2042	$2,437,041	$ 2,452,604
Fannie Mae, 5.5%, 10/01/2023 - 4/01/2040	3,490,813	3,571,004
Fannie Mae, 4.5%, 5/01/2024 - 6/01/2044	7,972,577	7,847,568
Fannie Mae, 3.5%, 3/01/2026 - 7/01/2046	6,410,119	5,990,841
Fannie Mae, 3.95%, 1/01/2027	314,066	305,801
Fannie Mae, 3%, 11/01/2028 - 8/01/2047	5,782,747	5,245,741
Fannie Mae, 2.5%, 11/01/2031 - 11/01/2046	744,611	645,633
Fannie Mae, 6.5%, 7/01/2032 - 1/01/2033	1,990	2,052
Fannie Mae, 3%, 2/25/2033 (i)	356,440	30,824
Fannie Mae, 6%, 10/01/2035 - 3/01/2039	902,175	929,732
Fannie Mae, 4%, 12/01/2039 - 1/01/2047	13,322,121	12,797,749
Fannie Mae, 3.25%, 5/25/2040	121,477	111,372
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	266,628	237,721
Fannie Mae, 4%, 7/25/2046 (i)	383,476	71,194
Fannie Mae, 3.5%, 12/01/2046 (f)	1,341,728	1,245,273
Fannie Mae, UMBS, 2.5%, 11/01/2036 - 9/01/2052	48,043,027	41,244,106
Fannie Mae, UMBS, 2%, 2/01/2037 - 4/01/2052	46,613,624	39,239,979
Fannie Mae, UMBS, 3%, 9/01/2037 - 10/01/2052	19,428,089	17,323,751
Fannie Mae, UMBS, 5%, 3/01/2038 - 3/01/2053	7,372,312	7,237,986
Fannie Mae, UMBS, 1.5%, 2/01/2042	174,537	141,227
Fannie Mae, UMBS, 3.5%, 5/01/2052 - 4/01/2053	2,577,101	2,348,900
Fannie Mae, UMBS, 4.5%, 9/01/2052	803,237	777,327
Fannie Mae, UMBS, 6%, 12/01/2052 - 2/01/2053	2,137,588	2,178,629
Fannie Mae, UMBS, 5.5%, 1/01/2053 - 3/01/2053	6,783,224	6,751,036
Federal Home Loan Bank, 5%, 7/01/2035	742,924	749,081
Freddie Mac, 3.531%, 7/25/2023	989,614	986,053
Freddie Mac, 2.67%, 12/25/2024	2,784,000	2,678,585
Freddie Mac, 2.811%, 1/25/2025	3,418,235	3,289,225
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	1,337,004	1,284,699
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	2,084,562	2,058,685
Freddie Mac, 3.3%, 10/25/2026	2,958,000	2,818,058
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	10,128,151	9,135,136
Freddie Mac, 1.219%, 7/25/2029 (i)	4,035,296	215,538
Freddie Mac, 1.267%, 8/25/2029 (i)	6,961,791	391,748
Freddie Mac, 1.985%, 4/25/2030 (i)	1,901,414	194,948
Freddie Mac, 5.5%, 5/01/2034 - 1/01/2038	160,910	164,578
10

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 6%, 8/01/2034 - 7/01/2038	$44,723	$ 45,734
Freddie Mac, 5%, 11/01/2035 - 7/01/2041	748,324	754,813
Freddie Mac, 5.5%, 2/15/2036 (i)	71,554	11,236
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	11,265,378	10,491,578
Freddie Mac, 4.5%, 12/15/2040 (i)	50,204	4,190
Freddie Mac, 4%, 8/15/2044 (i)	75,708	8,199
Freddie Mac, 3.25%, 11/25/2061	781,584	681,038
Freddie Mac, UMBS, 2%, 4/01/2037 - 5/01/2052	44,392,800	36,703,372
Freddie Mac, UMBS, 5%, 2/01/2038 - 10/01/2052	1,166,693	1,149,447
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 4/01/2053	3,152,513	2,882,041
Freddie Mac, UMBS, 3%, 3/01/2047 - 6/01/2052	2,687,877	2,395,679
Freddie Mac, UMBS, 2.5%, 2/01/2051 - 9/01/2052	16,601,199	14,116,047
Freddie Mac, UMBS, 4%, 10/01/2052	1,376,243	1,291,695
Freddie Mac, UMBS, 4.5%, 10/01/2052	1,624,120	1,561,684
Freddie Mac, UMBS, 6%, 1/01/2053	3,025,002	3,051,499
Freddie Mac, UMBS, 5.5%, 4/01/2053	797,740	802,845
Ginnie Mae, 5.5%, 5/15/2033 - 4/20/2053	5,299,978	5,298,921
Ginnie Mae, 4.5%, 10/20/2033 - 12/20/2052	13,764,374	13,378,116
Ginnie Mae, 6%, 1/20/2036 - 1/15/2039	83,695	86,392
Ginnie Mae, 4%, 10/20/2040 - 10/20/2052	9,304,124	8,829,956
Ginnie Mae, 3.5%, 11/15/2040 - 1/20/2053	10,333,396	9,621,221
Ginnie Mae, 3%, 11/20/2044 - 10/20/2052	15,404,142	13,875,624
Ginnie Mae, 2.5%, 8/20/2051 - 4/20/2052	12,560,615	10,880,877
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052	9,762,176	8,204,557
Ginnie Mae, 5%, 1/20/2053 - 5/20/2053	12,090,514	11,883,997
Ginnie Mae, TBA, 5.5%, 7/20/2053	3,050,000	3,035,703
UMBS, TBA, 5%, 7/18/2038 - 7/13/2053	3,300,000	3,256,188
UMBS, TBA, 2%, 7/13/2053	3,225,000	2,629,761
		$349,626,794
Municipals – 2.2%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.06%, 12/01/2025	$610,000	$ 597,104
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	8,850,000	8,014,836
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	1,295,000	1,014,552
New Jersey Economic Development Authority State Pension Funding Rev., Taxable, “A”, NPFG, 7.425%, 2/15/2029	8,019,000	8,613,037
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	3,770,000	3,228,511
Philadelphia, PA, School District, Taxable, “B”, AGM, 6.615%, 6/01/2030	3,250,000	3,471,633
Philadelphia, PA, School District, Taxable, “B”, AGM, 6.765%, 6/01/2040	2,195,000	2,532,187
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	7,272,000	6,061,260
		$33,533,120
Natural Gas - Distribution – 0.7%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$9,122,000	$ 8,299,645
NiSource, Inc., 3.6%, 5/01/2030	2,622,000	2,361,320
		$10,660,965
Oils – 0.1%
Marathon Petroleum Corp., 5.85%, 12/15/2045	$2,507,000	$ 2,291,016
Other Banks & Diversified Financials – 1.9%
Bangkok Bank (Hong Kong), 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034 (n)	$3,225,000	$ 2,733,804
Discover Financial Services, 6.7%, 11/29/2032	7,435,000	7,659,782
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	5,458,000	5,237,515
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	4,694,000	4,228,208
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	11,447,000	10,207,668
		$30,066,977
11

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Office – 0.3%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$7,238,000	$ 5,454,446
Specialty Chemicals – 0.2%
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	$4,745,000	$ 3,760,095
Specialty Stores – 0.5%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$3,801,000	$ 3,114,464
Penske Automotive Group Co., 3.75%, 6/15/2029	5,509,000	4,757,527
		$7,871,991
Telecommunications - Wireless – 1.3%
Crown Castle, Inc., REIT, 3.8%, 2/15/2028	$3,824,000	$ 3,564,156
Rogers Communications, Inc., 4.5%, 3/15/2042 (n)	6,129,000	5,087,695
Rogers Communications, Inc., 4.55%, 3/15/2052 (n)	6,129,000	4,929,083
SBA Communications Corp., 3.125%, 2/01/2029	4,025,000	3,411,812
T-Mobile USA, Inc., 2.55%, 2/15/2031	1,939,000	1,611,717
T-Mobile USA, Inc., 4.375%, 4/15/2040	635,000	560,764
Vodafone Group PLC, 5.625%, 2/10/2053	1,337,000	1,310,698
		$20,475,925
Tobacco – 1.1%
B.A.T. Capital Corp., 4.742%, 3/16/2032	$5,611,000	$ 5,115,832
B.A.T. International Finance PLC, 4.448%, 3/16/2028	4,936,000	4,659,136
Philip Morris International, Inc., 5.125%, 11/17/2027	2,140,000	2,146,549
Philip Morris International, Inc., 5.625%, 11/17/2029	922,000	939,456
Philip Morris International, Inc., 5.125%, 2/15/2030	3,757,000	3,714,707
		$16,575,680
Transportation - Services – 0.3%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$3,603,000	$ 4,117,349
U.S. Government Agencies and Equivalents – 0.8%
Small Business Administration, 4.93%, 1/01/2024	$546	$ 543
Small Business Administration, 4.34%, 3/01/2024	1,104	1,094
Small Business Administration, 4.99%, 9/01/2024	1,292	1,269
Small Business Administration, 4.86%, 1/01/2025	3,847	3,793
Small Business Administration, 4.625%, 2/01/2025	5,124	5,006
Small Business Administration, 5.11%, 4/01/2025	2,231	2,178
Small Business Administration, 4.43%, 5/01/2029	75,667	72,826
Small Business Administration, 3.21%, 9/01/2030	1,311,986	1,239,859
Small Business Administration, 3.25%, 11/01/2030	126,034	118,726
Small Business Administration, 2.85%, 9/01/2031	280,106	258,123
Small Business Administration, 2.37%, 8/01/2032	207,491	187,209
Small Business Administration, 2.13%, 1/01/2033	1,019,542	918,120
Small Business Administration, 2.21%, 2/01/2033	259,272	233,542
Small Business Administration, 2.22%, 3/01/2033	829,535	746,239
Small Business Administration, 2.08%, 4/01/2033	1,520,688	1,363,263
Small Business Administration, 2.45%, 6/01/2033	1,579,019	1,427,454
Small Business Administration, 3.15%, 7/01/2033	2,286,037	2,139,450
Small Business Administration, 3.16%, 8/01/2033	2,419,049	2,274,397
Small Business Administration, 3.62%, 9/01/2033	1,985,287	1,886,604
		$12,879,695
12

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 12.3%
U.S. Treasury Bonds, 1.375%, 11/15/2040 (f)	$30,300,000	$ 20,272,594
U.S. Treasury Bonds, 1.75%, 8/15/2041	9,700,000	6,814,629
U.S. Treasury Bonds, 2.375%, 2/15/2042	9,900,000	7,707,691
U.S. Treasury Bonds, 4%, 11/15/2042	9,080,000	9,021,831
U.S. Treasury Bonds, 2.375%, 11/15/2049	14,700,000	10,976,191
U.S. Treasury Bonds, 1.625%, 11/15/2050	3,500,000	2,173,555
U.S. Treasury Bonds, 2.25%, 2/15/2052	8,500,000	6,142,578
U.S. Treasury Notes, 2.25%, 3/31/2024	34,400,000	33,595,094
U.S. Treasury Notes, 4.25%, 9/30/2024	70,000,000	69,081,250
U.S. Treasury Notes, 4.625%, 2/28/2025	9,100,000	9,029,262
U.S. Treasury Notes, 3.875%, 3/31/2025	15,600,000	15,293,484
		$190,108,159
Utilities - Electric Power – 1.5%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$2,985,000	$ 3,112,214
Calpine Corp., 3.75%, 3/01/2031 (n)	3,680,000	2,981,173
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	746,000	827,105
FirstEnergy Corp., 5.1%, 7/15/2047	2,074,000	1,860,430
FirstEnergy Corp., 3.4%, 3/01/2050	2,429,000	1,673,970
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	5,303,000	4,374,005
Pacific Gas & Electric Co., 3%, 6/15/2028	2,630,000	2,266,847
Pacific Gas & Electric Co., 3.3%, 8/01/2040	8,840,000	5,955,621
		$23,051,365
Total Bonds (Identified Cost, $1,660,402,469)		$1,511,319,907
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 5.04% (v) (Identified Cost, $19,033,134)	19,033,600	$ 19,037,407
Other Assets, Less Liabilities – 0.6%		9,519,950
Net Assets – 100.0%		$1,539,877,264
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $19,037,407 and $1,511,319,907, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $425,091,299, representing 27.6% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
13

MFS Total Return Bond Series
Portfolio of Investments (unaudited) – continued
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 6/30/23
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond 30 yr	Long	USD	742	$101,074,313	September – 2023	$1,174,015
U.S. Treasury Ultra Note 10 yr	Short	USD	181	21,437,188	September – 2023	259,013
						$1,433,028
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	270	$54,902,813	September – 2023	$(582,027)
U.S. Treasury Note 5 yr	Long	USD	522	55,902,937	September – 2023	(1,049,072)
						$(1,631,099)
At June 30, 2023, the fund had liquid securities with an aggregate value of $6,071,660 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
14

MFS Total Return Bond Series
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/23 Assets
Investments in unaffiliated issuers, at value (identified cost, $1,660,402,469)	$1,511,319,907
Investments in affiliated issuers, at value (identified cost, $19,033,134)	19,037,407
Cash	14,168
Receivables for
Net daily variation margin on open futures contracts	865,343
Investments sold	7,084,817
TBA sale commitments	1,598,167
Fund shares sold	203,039
Interest	13,370,923
Other assets	2,554
Total assets	$1,553,496,325
Liabilities
Payables for
Investments purchased	$806,183
TBA purchase commitments	10,573,733
Fund shares reacquired	2,020,217
Payable to affiliates
Investment adviser	41,174
Administrative services fee	1,265
Shareholder servicing costs	279
Distribution and/or service fees	10,973
Accrued expenses and other liabilities	165,237
Total liabilities	$13,619,061
Net assets	$1,539,877,264
Net assets consist of
Paid-in capital	$1,717,756,735
Total distributable earnings (loss)	(177,879,471)
Net assets	$1,539,877,264
Shares of beneficial interest outstanding	134,147,339
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$739,333,368	63,725,440	$11.60
Service Class	800,543,896	70,421,899	11.37
See Notes to Financial Statements
15

MFS Total Return Bond Series
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/23
Net investment income (loss)
Income
Interest	$34,197,179
Dividends from affiliated issuers	647,683
Other	376,720
Total investment income	$35,221,582
Expenses
Management fee	$3,829,821
Distribution and/or service fees	1,000,866
Shareholder servicing costs	6,947
Administrative services fee	117,100
Independent Trustees' compensation	13,465
Custodian fee	43,009
Shareholder communications	11,715
Audit and tax fees	45,422
Legal fees	3,765
Miscellaneous	47,942
Total expenses	$5,120,052
Reduction of expenses by investment adviser	(98,346)
Net expenses	$5,021,706
Net investment income (loss)	$30,199,876
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(4,673,456)
Affiliated issuers	(303)
Futures contracts	(1,375,469)
Net realized gain (loss)	$(6,049,228)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$20,876,587
Affiliated issuers	(8,679)
Futures contracts	949,777
Net unrealized gain (loss)	$21,817,685
Net realized and unrealized gain (loss)	$15,768,457
Change in net assets from operations	$45,968,333
See Notes to Financial Statements
16

MFS Total Return Bond Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22
Change in net assets
From operations
Net investment income (loss)	$30,199,876	$47,125,406
Net realized gain (loss)	(6,049,228)	(91,828,320)
Net unrealized gain (loss)	21,817,685	(225,379,690)
Change in net assets from operations	$45,968,333	$(270,082,604)
Total distributions to shareholders	$—	$(62,907,525)
Change in net assets from fund share transactions	$(38,203,916)	$(106,813,226)
Total change in net assets	$7,764,417	$(439,803,355)
Net assets
At beginning of period	1,532,112,847	1,971,916,202
At end of period	$1,539,877,264	$1,532,112,847
See Notes to Financial Statements
17

MFS Total Return Bond Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$11.26	$13.63	$14.12	$13.48	$12.65	$13.22
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.36	$0.29	$0.37	$0.42	$0.39
Net realized and unrealized gain (loss)	0.11	(2.25)	(0.40)	0.76	0.87	(0.53)
Total from investment operations	$0.34	$(1.89)	$(0.11)	$1.13	$1.29	$(0.14)
Less distributions declared to shareholders
From net investment income	$—	$(0.34)	$(0.38)	$(0.49)	$(0.46)	$(0.43)
From net realized gain	—	(0.14)	(0.00)(w)	—	—	—
Total distributions declared to shareholders	$—	$(0.48)	$(0.38)	$(0.49)	$(0.46)	$(0.43)
Net asset value, end of period (x)	$11.60	$11.26	$13.63	$14.12	$13.48	$12.65
Total return (%) (k)(r)(s)(x)	3.02(n)	(13.93)	(0.81)	8.47	10.21	(1.09)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.54(a)	0.54	0.54	0.54	0.54	0.54
Expenses after expense reductions	0.52(a)	0.53	0.53	0.53	0.53	0.53
Net investment income (loss)	4.07(a)	2.94	2.10	2.71	3.14	3.04
Portfolio turnover	22(n)	120	161	112	79	48
Portfolio turnover (excluding TBA transactions) (e)	14(n)	—	—	—	—	—
Net assets at end of period (000 omitted)	$739,333	$730,323	$928,578	$921,342	$939,179	$862,752

See Notes to Financial Statements
18

MFS Total Return Bond Series
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$11.04	$13.37	$13.86	$13.24	$12.43	$12.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.32	$0.25	$0.33	$0.38	$0.35
Net realized and unrealized gain (loss)	0.11	(2.21)	(0.40)	0.74	0.85	(0.52)
Total from investment operations	$0.33	$(1.89)	$(0.15)	$1.07	$1.23	$(0.17)
Less distributions declared to shareholders
From net investment income	$—	$(0.30)	$(0.34)	$(0.45)	$(0.42)	$(0.39)
From net realized gain	—	(0.14)	(0.00)(w)	—	—	—
Total distributions declared to shareholders	$—	$(0.44)	$(0.34)	$(0.45)	$(0.42)	$(0.39)
Net asset value, end of period (x)	$11.37	$11.04	$13.37	$13.86	$13.24	$12.43
Total return (%) (k)(r)(s)(x)	2.99(n)	(14.18)	(1.07)	8.17	9.92	(1.33)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.79(a)	0.79	0.79	0.79	0.79	0.79
Expenses after expense reductions	0.77(a)	0.78	0.78	0.78	0.78	0.78
Net investment income (loss)	3.82(a)	2.68	1.85	2.46	2.89	2.79
Portfolio turnover	22(n)	120	161	112	79	48
Portfolio turnover (excluding TBA transactions) (e)	14(n)	—	—	—	—	—
Net assets at end of period (000 omitted)	$800,544	$801,789	$1,043,338	$1,090,009	$1,105,005	$1,137,033
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(e)	Portfolio turnover rates excluding TBA transactions for periods prior to the six months ended June 30, 2023 are not available. Refer to Note 2 for more information on TBA transactions and mortgage dollar rolls.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
19

MFS Total Return Bond Series
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Total Return Bond Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and
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trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of June 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$202,987,854	$—	$202,987,854
Non - U.S. Sovereign Debt	—	5,067,741	—	5,067,741
Municipal Bonds	—	33,533,120	—	33,533,120
U.S. Corporate Bonds	—	463,680,335	—	463,680,335
Residential Mortgage-Backed Securities	—	349,767,411	—	349,767,411
Commercial Mortgage-Backed Securities	—	114,118,391	—	114,118,391
Asset-Backed Securities (including CDOs)	—	149,291,862	—	149,291,862
Foreign Bonds	—	192,873,193	—	192,873,193
Mutual Funds	19,037,407	—	—	19,037,407
Total	$19,037,407	$1,511,319,907	$—	$1,530,357,314
Other Financial Instruments
Futures Contracts – Assets	$1,433,028	$—	$—	$1,433,028
Futures Contracts – Liabilities	(1,631,099)	—	—	(1,631,099)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2023 as reported in the Statement of Assets and Liabilities:
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		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$1,433,028	$(1,631,099)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(1,375,469)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$949,777
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
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Notes to Financial Statements (unaudited) - continued
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. As such, these transactions may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates including and excluding TBA transactions are presented in the Financial Highlights. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue
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Notes to Financial Statements (unaudited) - continued
Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities and derivative transactions.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/22
Ordinary income (including any short-term capital gains)	$43,461,158
Long-term capital gains	19,446,367
Total distributions	$62,907,525
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/23
Cost of investments	$1,683,310,361
Gross appreciation	2,153,042
Gross depreciation	(155,106,089)
Net unrealized appreciation (depreciation)	$(152,953,047)
As of 12/31/22
Undistributed ordinary income	47,031,722
Capital loss carryforwards	(97,348,762)
Net unrealized appreciation (depreciation)	(173,530,764)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of December 31, 2022, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(41,517,725)
Long-Term	(55,831,037)
Total	$(97,348,762)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/23	Year ended 12/31/22
Initial Class	$—	$30,812,385
Service Class	—	32,095,140
Total	$—	$62,907,525
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Notes to Financial Statements (unaudited) - continued
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $2.5 billion	0.50%
In excess of $2.5 billion and up to $5 billion	0.45%
In excess of $5 billion	0.40%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2023, this management fee reduction amounted to $98,346, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2023, the fee was $6,254, which equated to 0.0008% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2023, these costs amounted to $693.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.0153% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund.  Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended June 30, 2023, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$270,906,181	$278,582,880
Non-U.S. Government securities	66,616,272	61,114,488
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Notes to Financial Statements (unaudited) - continued
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/23		Year ended 12/31/22
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	3,510,256	$40,691,683	5,320,660	$64,038,372
Service Class	3,895,838	44,221,611	5,776,933	68,112,867
	7,406,094	$84,913,294	11,097,593	$132,151,239
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	2,598,960	$30,225,899
Service Class	—	—	2,810,433	32,095,140
	—	$—	5,409,393	$62,321,039
Shares reacquired
Initial Class	(4,667,822)	$(54,028,267)	(11,162,526)	$(135,116,602)
Service Class	(6,082,285)	(69,088,943)	(13,997,512)	(166,168,902)
	(10,750,107)	$(123,117,210)	(25,160,038)	$(301,285,504)
Net change
Initial Class	(1,157,566)	$(13,336,584)	(3,242,906)	$(40,852,331)
Service Class	(2,186,447)	(24,867,332)	(5,410,146)	(65,960,895)
	(3,344,013)	$(38,203,916)	(8,653,052)	$(106,813,226)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio and the MFS Conservative Allocation Portfolio were the owners of record of approximately 8% and 3%, respectively, of the value ofoutstanding voting shares of the fund. In addition, the MFS Growth Allocation Portfolio was the owner of record of less than 1% of the value of the outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2023, the fund’s commitment fee and interest expense were $3,863 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$43,144,046	$191,455,725	$215,553,382	$(303)	$(8,679)	$19,037,407
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Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$647,683	$—
(8)  LIBOR Transition
The London Interbank Offered Rate (LIBOR) was intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. Certain of the fund's investments, payment obligations, and financing terms were historically based on LIBOR. In 2017, the United Kingdom Financial Conduct Authority (FCA) announced plans to transition away from LIBOR by the end of 2021. LIBOR's administrator, ICE Benchmark Administration (IBA), ceased publication (on a representative basis) of many of its LIBOR settings as of December 31, 2021 and ceased publication (on a representative basis) of the remaining U.S. dollar LIBOR settings as of June 30, 2023. In addition, global regulators announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Although the FCA has announced that it will require the IBA to continue to publish certain select LIBOR rates on a synthetic basis after the relevant cessation dates, such synthetic rates are not considered to be representative of the underlying market and economic reality they are intended to measure, are expected to be published for a limited time period, and are intended solely for use on a limited basis for legacy transactions.
Regulators and industry groups have implemented measures to facilitate the transition away from LIBOR and other interbank offered rates to alternative reference rates, such as the Secured Overnight Financing Rate (SOFR). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. SOFR is published in various forms including as a daily, compounded, and forward-looking term rate. The transition to alternative reference rates may affect the liquidity and valuation of investments that were tied to LIBOR or other interbank offered rates and may lead to other consequences affecting securities and credit markets more broadly. For example, while some investments that were tied to LIBOR provided for an alternative or “fallback” rate-setting methodology in the event LIBOR is not available, there is uncertainty regarding the effectiveness of any such alternative methodologies to replace LIBOR and certain investments tied to LIBOR may not have fallback provisions. While legislation passed in the United States facilitates by operation of law the replacement of U.S. dollar LIBOR settings in certain legacy instruments with a specified replacement rate, such as SOFR, there is uncertainty regarding the effectiveness of such legislation. There also remains uncertainty regarding the willingness and ability of parties to add or amend fallback provisions in certain other legacy instruments maturing after the cessation of the applicable LIBOR rates, which could create market and litigation risk.
It is difficult to quantify or predict the impact on the fund resulting from the transition from LIBOR to alternative reference rates and the potential effects of the transition from LIBOR on the fund, or on certain instruments in which the fund invests, are not known. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that relied on LIBOR to determine interest rates. The transition may also result in a reduction in value of certain LIBOR-related investments held by the fund or reduce the effectiveness of related transactions such as hedges. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates, as well as other unforeseen effects, could have an adverse impact on the fund's performance.
With respect to the fund’s accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management has and will continue to rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for such contract modifications made on or before December 31, 2024 as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
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Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
28

MFS Total Return Bond Series
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
29

Semiannual Report
June 30, 2023
MFS®  Total Return Series
MFS® Variable Insurance Trust
VTR-SEM

MFS® Total Return Series
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Total Return Series
Portfolio Composition
Portfolio structure (i)
Top ten holdings (i)
U.S. Treasury Note 5 yr Future - SEP 2023	3.0%
Microsoft Corp.	2.5%
Goldman Sachs Group, Inc.	2.0%
JPMorgan Chase & Co.	1.9%
Eaton Corp. PLC	1.9%
Comcast Corp., “A”	1.8%
UMBS, TBA, 2.5%, 30 year (h)	1.7%
UMBS, TBA, 2.0%, 30 year (h)	1.7%
Charles Schwab Corp.	1.6%
Johnson & Johnson	1.5%
Composition including fixed income credit quality (a)(i)
AAA	4.0%
AA	2.0%
A	5.1%
BBB	9.2%
BB	0.1%
CCC (o)	0.0%
U.S. Government	4.9%
Federal Agencies	13.0%
Not Rated	2.9%
Non-Fixed Income	60.6%
Cash & Cash Equivalents	1.0%
Other	(2.8)%
GICS equity sectors (g)
Financials	14.4%
Industrials	9.3%
Health Care	9.1%
Information Technology	7.9%
Communication Services	4.8%
Consumer Staples	4.1%
Energy	3.2%
Utilities	2.6%
Consumer Discretionary	2.6%
Materials	2.6%
Fixed income sectors (i)
Investment Grade Corporates	14.0%
Mortgage-Backed Securities	13.0%
U.S. Treasury Securities	7.8%
Collateralized Debt Obligations	3.2%
Commercial Mortgage-Backed Securities	2.0%
Municipal Bonds	0.5%
Asset-Backed Securities	0.5%
Emerging Markets Bonds	0.1%
High Yield Corporates	0.1%
Non-U.S. Government Bonds (o)	0.0%
U.S. Government Agencies (o)	0.0%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives

MFS Total Return Series
Portfolio Composition - continued
that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives), ETFs and Options on ETFs, and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(h)	UMBS may include both Fannie Mae and Freddie Mac securities.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(o)	Less than 0.1%.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of June 30, 2023.
The portfolio is actively managed and current holdings may be different.

MFS Total Return Series
Expense Table
Fund expenses borne by the shareholders during the period,
January 1, 2023 through June 30, 2023
As a shareholder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/23	Ending Account Value 6/30/23	Expenses Paid During Period (p) 1/01/23-6/30/23
Initial Class	Actual	0.61%	$1,000.00	$1,043.58	$3.09
	Hypothetical (h)	0.61%	$1,000.00	$1,021.77	$3.06
Service Class	Actual	0.86%	$1,000.00	$1,042.37	$4.36
	Hypothetical (h)	0.86%	$1,000.00	$1,020.53	$4.31
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MFS Total Return Series
Portfolio of Investments − 6/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 59.9%
Aerospace & Defense – 1.9%
General Dynamics Corp.	36,283	$ 7,806,287
Honeywell International, Inc.	68,487	14,211,053
Howmet Aerospace, Inc.	130,533	6,469,215
L3Harris Technologies, Inc.	64,236	12,575,482
		$41,062,037
Alcoholic Beverages – 0.8%
Constellation Brands, Inc., “A”	43,715	$ 10,759,573
Diageo PLC	153,100	6,570,023
		$17,329,596
Automotive – 2.0%
Aptiv PLC (a)	166,406	$ 16,988,388
Lear Corp.	80,618	11,572,714
LKQ Corp.	247,074	14,397,002
		$42,958,104
Broadcasting – 0.8%
Omnicom Group, Inc.	159,534	$ 15,179,660
Warner Bros. Discovery, Inc. (a)	180,137	2,258,918
		$17,438,578
Brokerage & Asset Managers – 2.6%
Cboe Global Markets, Inc.	65,322	$ 9,015,089
Charles Schwab Corp.	611,189	34,642,193
CME Group, Inc.	39,159	7,255,771
Invesco Ltd.	279,228	4,693,823
		$55,606,876
Business Services – 2.5%
Accenture PLC, “A”	38,609	$ 11,913,965
Amdocs Ltd.	132,658	13,113,243
Cognizant Technology Solutions Corp., “A”	115,891	7,565,365
Fidelity National Information Services, Inc.	153,353	8,388,409
Fiserv, Inc. (a)	98,404	12,413,665
		$53,394,647
Cable TV – 1.8%
Comcast Corp., “A”	951,597	$ 39,538,855
Chemicals – 0.7%
PPG Industries, Inc.	105,874	$ 15,701,114
Computer Software – 3.3%
Dun & Bradstreet Holdings, Inc.	552,113	$ 6,387,947
Microsoft Corp.	163,133	55,553,312
Oracle Corp.	75,651	9,009,278
		$70,950,537
Computer Software - Systems – 0.2%
Seagate Technology Holdings PLC	80,209	$ 4,962,531

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 2.0%
Masco Corp.	404,653	$ 23,218,989
Stanley Black & Decker, Inc.	120,348	11,277,811
Vulcan Materials Co.	38,435	8,664,787
		$43,161,587
Consumer Products – 0.2%
Kenvue, Inc. (a)	162,510	$ 4,293,514
Consumer Services – 0.2%
Booking Holdings, Inc. (a)	1,788	$ 4,828,190
Electrical Equipment – 1.2%
Johnson Controls International PLC	390,683	$ 26,621,140
Electronics – 3.0%
Analog Devices, Inc.	20,340	$ 3,962,435
Applied Materials, Inc.	98,478	14,234,010
Intel Corp.	520,385	17,401,675
NXP Semiconductors N.V.	99,560	20,377,941
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	87,499	8,830,399
		$64,806,460
Energy - Independent – 2.7%
ConocoPhillips	242,397	$ 25,114,753
Hess Corp.	149,340	20,302,773
Pioneer Natural Resources Co.	69,460	14,390,723
		$59,808,249
Energy - Integrated – 0.5%
Suncor Energy, Inc.	362,890	$ 10,644,956
Food & Beverages – 0.8%
Archer Daniels Midland Co.	87,458	$ 6,608,327
Danone S.A.	99,106	6,071,232
J.M. Smucker Co.	30,691	4,532,140
		$17,211,699
General Merchandise – 0.1%
Dollar Tree, Inc. (a)	20,203	$ 2,899,131
Health Maintenance Organizations – 1.5%
Cigna Group	115,537	$ 32,419,682
Insurance – 3.3%
Aon PLC	76,581	$ 26,435,761
Chubb Ltd.	101,945	19,630,529
Travelers Cos., Inc.	51,319	8,912,058
Willis Towers Watson PLC	75,054	17,675,217
		$72,653,565
Internet – 1.1%
Alphabet, Inc., “A” (a)	200,567	$ 24,007,869

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 0.3%
Electronic Arts, Inc.	51,002	$ 6,614,959
Machinery & Tools – 3.4%
Eaton Corp. PLC	202,351	$ 40,692,786
Ingersoll Rand, Inc.	222,134	14,518,678
Regal Rexnord Corp.	115,534	17,780,683
		$72,992,147
Major Banks – 6.3%
Bank of America Corp.	918,463	$ 26,350,704
Goldman Sachs Group, Inc.	137,774	44,437,626
JPMorgan Chase & Co.	283,251	41,196,025
Morgan Stanley	195,203	16,670,336
PNC Financial Services Group, Inc.	68,420	8,617,499
		$137,272,190
Medical & Health Technology & Services – 1.5%
ICON PLC (a)	51,400	$ 12,860,280
McKesson Corp.	46,097	19,697,709
		$32,557,989
Medical Equipment – 2.0%
Becton, Dickinson and Co.	26,741	$ 7,059,891
Boston Scientific Corp. (a)	158,155	8,554,604
Danaher Corp.	24,172	5,801,280
Medtronic PLC	248,738	21,913,818
		$43,329,593
Metals & Mining – 0.2%
Glencore PLC	903,283	$ 5,099,165
Other Banks & Diversified Financials – 1.2%
Northern Trust Corp.	174,127	$ 12,909,776
Truist Financial Corp.	458,587	13,918,115
		$26,827,891
Pharmaceuticals – 4.2%
Bayer AG	248,910	$ 13,762,513
Johnson & Johnson	199,381	33,001,543
Merck & Co., Inc.	41,808	4,824,225
Organon & Co.	158,391	3,296,117
Pfizer, Inc.	459,825	16,866,381
Roche Holding AG	41,789	12,769,445
Vertex Pharmaceuticals, Inc. (a)	18,058	6,354,791
		$90,875,015
Railroad & Shipping – 0.9%
Union Pacific Corp.	99,053	$ 20,268,225
Restaurants – 0.2%
Wendy's Co.	235,617	$ 5,124,670

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 1.2%
Axalta Coating Systems Ltd. (a)	434,619	$ 14,259,849
DuPont de Nemours, Inc.	171,943	12,283,608
		$26,543,457
Specialty Stores – 0.9%
Ross Stores, Inc.	29,452	$ 3,302,453
Walmart Stores, Inc.	100,125	15,737,647
		$19,040,100
Telecommunications - Wireless – 0.8%
T-Mobile US, Inc. (a)	119,862	$ 16,648,832
Tobacco – 1.0%
Philip Morris International, Inc.	215,250	$ 21,012,705
Utilities - Electric Power – 2.6%
Duke Energy Corp.	132,975	$ 11,933,177
Exelon Corp.	230,692	9,398,392
National Grid PLC	426,081	5,630,380
PG&E Corp. (a)	847,438	14,643,729
Southern Co.	227,986	16,016,016
		$57,621,694
Total Common Stocks (Identified Cost, $803,243,831)		$1,304,127,549
Bonds – 38.1%
Aerospace & Defense – 0.1%
BAE Systems PLC, 3.4%, 4/15/2030 (n)	$1,108,000	$ 1,001,934
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	504,000	484,611
Raytheon Technologies Corp., 4.125%, 11/16/2028	1,570,000	1,512,122
		$2,998,667
Asset-Backed & Securitized – 5.7%
ACRES 2021-FL2 Issuer Ltd., “AS”, FLR, 6.908% (LIBOR - 1mo. + 1.75%), 1/15/2037 (n)	$1,851,500	$ 1,797,563
Allegro CLO Ltd., 2016-1A, “BR2”, FLR, 6.81% (LIBOR - 3mo. + 1.55%), 1/15/2030 (n)	2,407,803	2,361,443
Arbor Realty Trust, Inc., CLO, 2021-FL1, “AS”, FLR, 6.419% (LIBOR - 1mo. + 1.2%), 12/15/2035 (n)	2,115,000	2,043,890
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.793% (LIBOR - 1mo. + 1.6%), 8/15/2034 (n)	1,807,500	1,699,910
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 7.166% (SOFR - 30 day + 2.1%), 1/15/2037 (n)	5,076,500	4,900,941
AREIT 2019-CRE3 Trust, “AS”, FLR, 6.516% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	2,931,780	2,878,228
AREIT 2022-CRE6 Trust, “B”, FLR, 6.916% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	3,088,500	2,930,072
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.777% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	485,846	645,363
Brazos Securitization LLC, 5.243%, 9/01/2040 (n)	1,552,000	1,549,420
BSPRT 2021-FL6 Issuer Ltd., “AS”, FLR, 6.493% (LIBOR - 1mo. + 1.3%), 3/15/2036 (n)	4,964,000	4,752,807
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 7.243% (LIBOR - 1mo. + 2.05%), 12/15/2038 (n)	849,500	828,317
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 7.117% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	1,817,000	1,753,510
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	865,328	793,510
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.561% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	5,214,000	4,912,016
CHCP 2021-FL1 Ltd., “AS”, FLR, 6.516% (LIBOR - 1mo. + 1.3%) 2/15/2038 (n)	2,203,500	2,119,409
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	2,334,935	2,316,231
Columbia Cent CLO 28 Ltd., “A-2-R”, 7.023%, 11/07/2030 (n)	3,492,733	3,386,484
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	3,980,975	3,789,287
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	1,118,000	1,051,301
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,316,427	2,204,112
Cutwater 2015-1A Ltd., “AR”, FLR, 6.48% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	997,583	993,372
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 6.16% (LIBOR - 3mo. + 0.9%), 4/15/2029 (n)	1,749,939	1,734,702

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 6.28% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	$4,414,000	$ 4,368,801
GLS Auto Select Receivables Trust, 2023-1A, “A2”, 6.27%, 8/16/2027 (n)	1,888,095	1,883,468
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	93,589	92,574
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	4,243,101	4,019,978
JPMBB Commercial Mortgage Securities Trust, 2014-C26, “A4”, 3.494%, 1/15/2048	4,880,000	4,657,580
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	3,256,792	3,070,670
LCCM 2021-FL2 Trust, “B”, FLR, 7.161% (LIBOR - 1mo. + 1.9%), 12/13/2038 (n)	2,562,000	2,500,650
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.943% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	5,288,000	4,947,727
MF1 2020-FL4 Ltd., “A”, FLR, 6.961% (LIBOR - 1mo. + 1.7%), 11/15/2035 (n)	884,058	876,244
MF1 2021-FL5 Ltd., “AS”, FLR, 6.461% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)	5,459,500	5,297,751
MF1 2022-FL8 Ltd., “B”, FLR, 7.017% (SOFR - 30 day + 1.95%), 2/19/2037 (n)	2,251,053	2,152,259
MidOcean Credit CLO, 2013-2A, “BR”, FLR, 6.949% (LIBOR - 3mo. + 1.65%), 1/29/2030 (n)	3,932,725	3,892,702
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	1,600,004	1,463,325
Neuberger Berman CLO Ltd., 2013-15A, “BR2”, FLR, 6.61% (LIBOR - 3mo. + 1.35%), 10/15/2029 (n)	1,750,540	1,708,888
Neuberger Berman CLO Ltd., 2015-20A, “ARR”, FLR, 6.42% (LIBOR - 3mo. + 1.16%), 7/15/2034 (n)	1,900,000	1,870,328
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 7.023% (LIBOR - 3mo. + 1.75%), 4/22/2030 (n)	5,195,227	5,040,227
OneMain Financial Issuance Trust 2022-3A, “A”, 5.94%, 5/15/2034 (n)	2,137,000	2,125,941
PFP III 2021-7 Ltd., “AS”, FLR, 6.343% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)	3,912,305	3,796,594
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 6.15% (LIBOR - 1mo. + 1%), 4/25/2038 (n)	1,654,340	1,617,769
ReadyCap Commercial Mortgage Trust, 2021-FL7, “B”, FLR, 6.95% (LIBOR - 1mo. + 1.8%), 11/25/2036 (n)	1,130,000	1,087,154
Residential Funding Mortgage Securities, Inc., FGIC, 4.223%, 12/25/2035	63,221	62,785
Santander Drive Auto Receivables Trust, 2022-6, “A2”, 4.37%, 5/15/2025	180,490	180,210
Starwood Commercial Mortgage, 2022-FL3, “AS”, FLR, 6.867% (SOFR - 30 day + 1.8%), 11/15/2038 (n)	5,210,500	4,982,348
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	505,000	502,621
TPG Real Estate Finance, 2021-FL4, “A”, FLR, 6.358% (LIBOR - 1mo. + 1.2%), 3/15/2038 (n)	4,496,301	4,346,291
Verizon Owner Trust, 2020-A, “B”, 1.98%, 7/22/2024	199,607	199,254
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 6.698% (LIBOR - 3mo. + 1.45%), 10/15/2030 (n)	2,010,166	1,938,262
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	4,315,766	4,100,259
		$124,224,548
Automotive – 0.4%
Hyundai Capital America, 2.65%, 2/10/2025 (n)	$804,000	$ 761,943
Lear Corp., 4.25%, 5/15/2029	656,000	612,641
Magna International, Inc., 2.45%, 6/15/2030	1,902,000	1,610,378
Stellantis N.V., 2.691%, 9/15/2031 (n)	2,944,000	2,352,508
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	3,607,000	3,454,566
		$8,792,036
Broadcasting – 0.3%
Walt Disney Co., 3.5%, 5/13/2040	$4,664,000	$ 3,856,254
WarnerMedia Holdings, Inc., 5.05%, 3/15/2042	1,937,000	1,632,634
WarnerMedia Holdings, Inc., 5.141%, 3/15/2052	1,692,000	1,377,707
		$6,866,595
Brokerage & Asset Managers – 0.4%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$2,941,000	$ 2,984,779
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	2,155,000	1,796,753
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	2,431,000	2,100,304
Morgan Stanley Domestic Holdings, Inc., 4.5%, 6/20/2028	975,000	939,133
Raymond James Financial, Inc., 4.95%, 7/15/2046	2,057,000	1,855,124
		$9,676,093

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – 0.2%
Martin Marietta Materials, Inc., 2.5%, 3/15/2030	$190,000	$ 160,534
Masco Corp., 2%, 2/15/2031	3,622,000	2,857,132
Vulcan Materials Co., 3.5%, 6/01/2030	380,000	343,304
		$3,360,970
Business Services – 0.7%
Equinix, Inc., 2.625%, 11/18/2024	$2,863,000	$ 2,734,101
Equinix, Inc., 1.8%, 7/15/2027	1,829,000	1,584,513
Equinix, Inc., 2.5%, 5/15/2031	2,363,000	1,923,943
Experian Finance PLC, 4.25%, 2/01/2029 (n)	1,450,000	1,373,725
Fiserv, Inc., 2.65%, 6/01/2030	730,000	622,110
Global Payments, Inc., 1.2%, 3/01/2026	2,011,000	1,787,126
Global Payments, Inc., 2.9%, 11/15/2031	1,699,000	1,382,159
RELX Capital, Inc., 3%, 5/22/2030	620,000	552,736
Verisk Analytics, Inc., 4.125%, 3/15/2029	1,857,000	1,772,636
Verisk Analytics, Inc., 5.75%, 4/01/2033	1,422,000	1,488,683
		$15,221,732
Cable TV – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$1,053,000	$ 1,026,343
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.5%, 6/01/2041	2,122,000	1,435,330
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	430,000	355,419
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	1,734,000	1,400,522
Cox Communications, Inc., 1.8%, 10/01/2030 (n)	1,333,000	1,048,527
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	2,526,000	2,774,739
		$8,040,880
Chemicals – 0.1%
RPM International, Inc., 2.95%, 1/15/2032	$1,427,000	$ 1,128,856
Sherwin-Williams Co., 2.3%, 5/15/2030	1,542,000	1,294,796
		$2,423,652
Computer Software – 0.1%
Oracle Corp., 4.9%, 2/06/2033	$740,000	$ 718,321
Roper Technologies, Inc., 4.2%, 9/15/2028	675,000	647,649
Roper Technologies, Inc., 2.95%, 9/15/2029	411,000	363,340
Roper Technologies, Inc., 2%, 6/30/2030	1,302,000	1,064,118
		$2,793,428
Conglomerates – 0.2%
Carrier Global Corp., 3.377%, 4/05/2040	$3,222,000	$ 2,473,451
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	808,000	766,906
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	2,112,000	2,034,329
		$5,274,686
Consumer Products – 0.2%
GSK Consumer Healthcare Capital US LLC, 3.375%, 3/24/2029	$1,861,000	$ 1,690,945
Kenvue, Inc., 4.9%, 3/22/2033 (n)	1,983,000	2,006,429
		$3,697,374
Consumer Services – 0.1%
Booking Holdings, Inc., 4.625%, 4/13/2030	$1,430,000	$ 1,393,337
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$2,690,000	$ 2,219,927

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – 0.2%
Broadcom, Inc., 4.15%, 11/15/2030	$505,000	$ 464,625
Broadcom, Inc., 4.3%, 11/15/2032	1,329,000	1,219,065
Broadcom, Inc., 3.469%, 4/15/2034 (n)	1,184,000	971,246
Broadcom, Inc., 3.187%, 11/15/2036 (n)	2,359,000	1,782,821
Broadcom, Inc., 4.926%, 5/15/2037 (n)	683,000	618,118
		$5,055,875
Energy - Integrated – 0.3%
BP Capital Markets America, Inc., 2.721%, 1/12/2032	$4,182,000	$ 3,550,747
Eni S.p.A., 4.75%, 9/12/2028 (n)	3,564,000	3,479,597
		$7,030,344
Financial Institutions – 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.875%, 1/16/2024	$362,000	$ 359,456
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	4,225,000	3,773,562
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	2,329,000	2,133,001
Air Lease Corp., 2.2%, 1/15/2027	1,394,000	1,236,120
Air Lease Corp., 2.875%, 1/15/2032	1,830,000	1,469,396
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	682,000	637,242
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	2,183,000	1,944,842
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	1,821,000	1,535,281
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	639,000	631,721
		$13,720,621
Food & Beverages – 0.4%
Anheuser-Busch InBev S.A., 8%, 11/15/2039	$2,950,000	$ 3,721,574
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	737,000	682,371
Constellation Brands, Inc., 3.5%, 5/09/2027	1,544,000	1,460,897
Diageo Capital PLC, 2.375%, 10/24/2029	2,618,000	2,269,099
Keurig Dr Pepper, Inc., 3.2%, 5/01/2030	304,000	272,588
		$8,406,529
Gaming & Lodging – 0.3%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$1,593,000	$ 1,516,780
Las Vegas Sands Corp., 3.9%, 8/08/2029	783,000	698,640
Marriott International, Inc., 4%, 4/15/2028	1,731,000	1,632,449
Marriott International, Inc., 4.625%, 6/15/2030	1,979,000	1,894,855
Marriott International, Inc., 2.85%, 4/15/2031	7,000	5,886
Marriott International, Inc., 2.75%, 10/15/2033	1,600,000	1,271,592
		$7,020,202
Insurance – 0.4%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$2,338,000	$ 2,137,297
Corebridge Financial, Inc., 3.9%, 4/05/2032	3,078,000	2,674,465
Metropolitan Life Global Funding I, 3.3%, 3/21/2029 (n)	4,200,000	3,787,815
		$8,599,577
Insurance - Health – 0.2%
Humana, Inc., 3.7%, 3/23/2029	$1,850,000	$ 1,694,369
Humana, Inc., 5.875%, 3/01/2033	1,686,000	1,752,095
		$3,446,464

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 0.4%
Aon Corp., 4.5%, 12/15/2028	$1,979,000	$ 1,904,109
Aon Corp., 3.75%, 5/02/2029	1,893,000	1,752,267
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031	172,000	141,646
Brown & Brown, Inc., 4.2%, 3/17/2032	2,124,000	1,907,409
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	3,006,000	2,903,739
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	1,087,000	794,965
		$9,404,135
International Market Quasi-Sovereign – 0.0%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$629,000	$ 651,785
Machinery & Tools – 0.2%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$2,832,000	$ 2,738,158
CNH Industrial Capital LLC, 4.2%, 1/15/2024	1,679,000	1,662,298
CNH Industrial Capital LLC, 1.875%, 1/15/2026	448,000	409,093
		$4,809,549
Major Banks – 2.6%
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026	$1,626,000	$ 1,557,891
Bank of America Corp., 3.5%, 4/19/2026	1,361,000	1,305,542
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR + 1.21%) to 10/20/2032	3,452,000	2,811,655
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	877,000	690,173
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	1,993,000	2,156,207
Capital One Financial Corp., 3.75%, 3/09/2027	1,728,000	1,609,515
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	3,742,000	3,177,253
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	880,000	756,217
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	2,180,000	2,183,108
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	2,258,000	1,923,088
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032	2,831,000	2,267,628
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	922,000	689,574
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	442,000	373,804
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	3,163,000	3,008,769
JPMorgan Chase & Co., 2.739% to 10/15/2029, FLR (SOFR - 1 day + 1.51%) to 10/15/2030	897,000	772,696
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	476,000	408,146
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	4,631,000	3,794,291
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	1,781,000	1,500,338
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	938,000	758,211
Mitsubishi UFJ Financial Group, Inc., 2.852% to 1/19/2032, FLR (CMT - 1yr. + 1.1%) to 1/19/2033	2,674,000	2,203,784
Morgan Stanley, 3.875%, 4/29/2024	522,000	514,352
Morgan Stanley, 4%, 7/23/2025	1,063,000	1,032,048
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	2,483,000	2,111,775
Morgan Stanley, 2.943% to 1/21/2032, FLR (SOFR - 1 day + 1.29%) to 1/21/2033	3,130,000	2,601,742
Royal Bank of Canada, 1.15%, 6/10/2025	2,774,000	2,560,688
State Street Corp., 2.901% to 3/30/2025, FLR (SOFR + 2.6%) to 3/30/2026	344,000	328,052
Sumitomo Mitsui Financial Group, Inc., 2.472%, 1/14/2029	5,230,000	4,459,715
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	6,416,000	4,859,333
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	5,150,000	4,407,646
		$56,823,241
Medical & Health Technology & Services – 0.4%
Adventist Health System/West, 5.43%, 3/01/2032	$2,533,000	$ 2,511,087
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	302,000	257,406
Cigna Corp., 3.2%, 3/15/2040	474,000	364,377
HCA, Inc., 4.125%, 6/15/2029	1,809,000	1,674,028
HCA, Inc., 5.125%, 6/15/2039	1,932,000	1,792,281
HCA, Inc., 4.375%, 3/15/2042 (n)	1,202,000	992,973

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	$980,000	$ 848,771
Northwell Healthcare, Inc., 3.979%, 11/01/2046	153,000	119,570
Northwell Healthcare, Inc., 4.26%, 11/01/2047	1,205,000	988,915
		$9,549,408
Medical Equipment – 0.1%
Boston Scientific Corp., 2.65%, 6/01/2030	$1,590,000	$ 1,385,320
Metals & Mining – 0.4%
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	$496,000	$ 450,740
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	1,394,000	1,387,625
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	4,564,000	3,764,761
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	1,695,000	1,387,912
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	709,000	585,235
		$7,576,273
Midstream – 0.6%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$1,833,000	$ 1,659,624
Enbridge, Inc., 2.5%, 1/15/2025	969,000	921,520
Energy Transfer LP, 5.75%, 2/15/2033	2,187,000	2,201,316
Kinder Morgan Energy Partners LP, 4.15%, 2/01/2024	1,030,000	1,019,905
ONEOK, Inc., 4.95%, 7/13/2047	2,331,000	1,920,865
Plains All American Pipeline LP, 3.8%, 9/15/2030	1,881,000	1,668,987
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	512,000	486,688
Spectra Energy Partners LP, 3.375%, 10/15/2026	828,000	777,372
Targa Resources Corp., 4.2%, 2/01/2033	746,000	660,313
Targa Resources Corp., 6.125%, 3/15/2033	2,281,000	2,330,703
		$13,647,293
Mortgage-Backed – 13.0%
Fannie Mae, 5%, 12/01/2023 - 3/01/2041	$1,637,126	$ 1,644,162
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	3,271,456	3,044,831
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	612,013	630,179
Fannie Mae, 2.5%, 11/01/2031	58,123	53,765
Fannie Mae, 5.5%, 2/01/2033 - 4/01/2040	3,820,770	3,860,802
Fannie Mae, 3%, 2/25/2033 (i)	277,411	23,997
Fannie Mae, 4.5%, 8/01/2033 - 6/01/2044	3,676,398	3,625,755
Fannie Mae, 6%, 1/01/2034 - 7/01/2037	2,230,063	2,272,485
Fannie Mae, 3.5%, 4/01/2038 - 7/01/2046	9,777,686	9,117,762
Fannie Mae, 3.25%, 5/25/2040	85,685	78,557
Fannie Mae, 4%, 9/01/2040 - 6/01/2047	6,817,128	6,547,296
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	224,879	203,053
Fannie Mae, 4%, 7/25/2046 (i)	290,915	54,010
Fannie Mae, UMBS, 5.5%, 10/01/2025 - 3/01/2053	6,067,782	6,045,203
Fannie Mae, UMBS, 2%, 9/01/2036 - 3/01/2052	29,936,712	25,143,839
Fannie Mae, UMBS, 2.5%, 11/01/2036 - 5/01/2052	43,866,438	37,601,130
Fannie Mae, UMBS, 5%, 10/01/2037 - 6/01/2053	4,555,984	4,475,673
Fannie Mae, UMBS, 4.5%, 4/01/2038 - 10/01/2052	3,917,390	3,787,942
Fannie Mae, UMBS, 1.5%, 2/01/2042 - 9/01/2051	1,687,760	1,311,926
Fannie Mae, UMBS, 3%, 6/01/2051 - 8/01/2052	15,243,175	13,448,145
Fannie Mae, UMBS, 3.5%, 5/01/2052 - 4/01/2053	3,441,712	3,136,944
Fannie Mae, UMBS, 6%, 12/01/2052 - 2/01/2053	933,804	959,603
Freddie Mac, 3.06%, 7/25/2023	9,301	9,267
Freddie Mac, 3.458%, 8/25/2023	804,848	801,600
Freddie Mac, 1.041%, 4/25/2024 (i)	4,002,013	19,406
Freddie Mac, 0.636%, 7/25/2024 (i)	14,179,000	79,642

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.726%, 7/25/2024 (i)	$4,201,178	$ 17,525
Freddie Mac, 4.5%, 8/01/2024 - 5/01/2042	623,917	616,770
Freddie Mac, 0.436%, 8/25/2024 (i)	15,246,000	79,523
Freddie Mac, 0.504%, 8/25/2024 (i)	24,622,285	99,090
Freddie Mac, 3.064%, 8/25/2024	767,062	746,707
Freddie Mac, 0.465%, 10/25/2024 (i)	17,839,786	56,784
Freddie Mac, 0.399%, 11/25/2024 (i)	15,385,000	58,109
Freddie Mac, 2.67%, 12/25/2024	1,261,000	1,213,253
Freddie Mac, 0.777%, 6/25/2027 (i)	13,682,000	326,766
Freddie Mac, 0.884%, 6/25/2027 (i)	4,575,524	110,515
Freddie Mac, 0.706%, 7/25/2027 (i)	11,743,381	227,245
Freddie Mac, 0.458%, 8/25/2027 (i)	9,650,000	131,015
Freddie Mac, 0.553%, 8/25/2027 (i)	6,451,040	96,700
Freddie Mac, 0.406%, 9/25/2027 (i)	10,419,000	121,920
Freddie Mac, 0.324%, 11/25/2027 (i)	16,290,000	145,813
Freddie Mac, 0.414%, 11/25/2027 (i)	11,432,446	121,753
Freddie Mac, 0.456%, 11/25/2027 (i)	10,188,874	126,210
Freddie Mac, 0.375%, 12/25/2027 (i)	10,109,000	109,450
Freddie Mac, 0.415%, 12/25/2027 (i)	11,210,000	141,585
Freddie Mac, 0.492%, 12/25/2027 (i)	17,395,869	248,942
Freddie Mac, 1.219%, 7/25/2029 (i)	825,995	44,119
Freddie Mac, 1.267%, 8/25/2029 (i)	5,181,787	291,585
Freddie Mac, 1.916%, 4/25/2030 (i)	900,000	91,259
Freddie Mac, 1.985%, 4/25/2030 (i)	2,701,417	276,971
Freddie Mac, 1.768%, 5/25/2030 (i)	1,301,002	122,726
Freddie Mac, 1.906%, 5/25/2030 (i)	3,334,078	338,315
Freddie Mac, 1.436%, 6/25/2030 (i)	1,327,631	102,869
Freddie Mac, 1.703%, 8/25/2030 (i)	1,191,673	110,853
Freddie Mac, 1.262%, 9/25/2030 (i)	775,587	53,802
Freddie Mac, 1.171%, 11/25/2030 (i)	1,356,411	88,400
Freddie Mac, 0.42%, 1/25/2031 (i)	5,320,183	100,988
Freddie Mac, 0.872%, 1/25/2031 (i)	2,233,850	108,745
Freddie Mac, 1.026%, 1/25/2031 (i)	1,493,151	86,301
Freddie Mac, 0.611%, 3/25/2031 (i)	4,286,962	133,469
Freddie Mac, 0.828%, 3/25/2031 (i)	1,837,683	86,479
Freddie Mac, 1.325%, 5/25/2031 (i)	822,353	63,589
Freddie Mac, 1.039%, 7/25/2031 (i)	1,237,840	76,177
Freddie Mac, 0.608%, 8/25/2031 (i)	1,664,942	55,492
Freddie Mac, 0.632%, 9/25/2031 (i)	5,442,448	183,684
Freddie Mac, 0.955%, 9/25/2031 (i)	1,567,181	87,722
Freddie Mac, 0.441%, 11/25/2031 (i)	8,030,040	196,068
Freddie Mac, 0.597%, 12/25/2031 (i)	7,179,988	241,737
Freddie Mac, 0.665%, 12/25/2031 (i)	12,162,189	465,071
Freddie Mac, 0.433%, 11/25/2032 (i)	8,340,202	164,715
Freddie Mac, 5%, 9/01/2033 - 1/15/2040	885,159	888,902
Freddie Mac, 5.5%, 12/01/2033 - 2/01/2037	625,495	633,167
Freddie Mac, 6%, 4/01/2034 - 6/01/2037	780,988	800,414
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	386,046	396,805
Freddie Mac, 5.5%, 2/15/2036 (i)	54,342	8,534
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	2,245,911	2,160,456
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	6,628,912	6,182,315
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	8,520,788	7,687,118
Freddie Mac, 4.5%, 12/15/2040 (i)	38,118	3,181
Freddie Mac, 4%, 8/15/2044 (i)	57,496	6,227
Freddie Mac, 3.25%, 11/25/2061	607,279	529,156
Freddie Mac, UMBS, 2%, 12/01/2031 - 5/01/2052	33,122,601	27,514,793
Freddie Mac, UMBS, 6.5%, 10/01/2034	22,887	23,613

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, UMBS, 5%, 10/01/2035 - 3/01/2053	$1,743,155	$ 1,713,729
Freddie Mac, UMBS, 6%, 1/01/2036 - 1/01/2053	1,065,528	1,075,024
Freddie Mac, UMBS, 3%, 4/01/2037 - 6/01/2052	3,837,048	3,391,560
Freddie Mac, UMBS, 2.5%, 5/01/2037 - 5/01/2052	6,872,491	5,918,236
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 5/01/2052	2,284,591	2,099,003
Freddie Mac, UMBS, 4%, 8/01/2047 - 10/01/2052	5,985,856	5,628,016
Freddie Mac, UMBS, 1.5%, 3/01/2051 - 2/01/2052	2,238,161	1,732,894
Freddie Mac, UMBS, 5.5%, 7/01/2052 - 4/01/2053	1,127,778	1,130,423
Freddie Mac, UMBS, 4.5%, 10/01/2052	3,104,935	2,985,571
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	946,579	979,222
Ginnie Mae, 5.5%, 5/15/2033 - 4/20/2053	4,355,901	4,347,652
Ginnie Mae, 4.5%, 7/20/2033 - 12/20/2052	8,511,799	8,234,857
Ginnie Mae, 5%, 7/20/2033 - 5/20/2053	8,743,663	8,600,659
Ginnie Mae, 4%, 1/20/2041 - 10/20/2052	5,245,273	4,994,906
Ginnie Mae, 3.5%, 12/15/2041 - 11/20/2052	6,704,705	6,247,479
Ginnie Mae, 3%, 4/20/2045 - 10/20/2052	10,778,714	9,700,074
Ginnie Mae, 2.5%, 8/20/2051 - 4/20/2052	15,839,402	13,720,994
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052	7,059,190	5,932,810
Ginnie Mae, 0.588%, 2/16/2059 (i)	2,384,717	78,516
Ginnie Mae, TBA, 5%, 7/20/2053	125,000	122,832
Ginnie Mae, TBA, 5.5%, 7/20/2053	800,000	796,250
Ginnie Mae, TBA, 6%, 8/21/2053	1,550,000	1,559,566
UMBS, TBA, 2%, 7/18/2038 - 7/13/2053	5,000,000	4,158,412
UMBS, TBA, 4.5%, 7/18/2038	875,000	857,910
UMBS, TBA, 5%, 7/18/2038 - 7/13/2053	2,375,000	2,339,667
UMBS, TBA, 3%, 7/13/2053	1,475,000	1,298,058
		$282,822,786
Municipals – 0.5%
New Jersey Economic Development Authority State Pension Funding Rev., Taxable, “A”, NPFG, 7.425%, 2/15/2029	$2,750,000	$ 2,953,716
New Jersey Turnpike Authority Rev., Taxable (Build America Bonds), “F”, 7.414%, 1/01/2040	3,685,000	4,615,644
Rhode Island Student Loan Authority Education Loan Rev., Taxable, 6.081%, 12/01/2042	2,820,000	2,821,600
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	1,437,000	1,197,749
		$11,588,709
Natural Gas - Distribution – 0.0%
NiSource, Inc., 5.65%, 2/01/2045	$414,000	$ 413,625
Natural Gas - Pipeline – 0.2%
APA Infrastructure Ltd., 4.2%, 3/23/2025 (n)	$3,344,000	$ 3,241,399
APA Infrastructure Ltd., 4.25%, 7/15/2027 (n)	253,000	241,013
		$3,482,412
Network & Telecom – 0.2%
Verizon Communications, Inc., 3.15%, 3/22/2030	$1,053,000	$ 935,684
Verizon Communications, Inc., 4.272%, 1/15/2036	1,477,000	1,331,718
Verizon Communications, Inc., 4.812%, 3/15/2039	1,877,000	1,756,112
		$4,023,514
Oils – 0.2%
Phillips 66 Co., 2.15%, 12/15/2030	$2,934,000	$ 2,394,110
Valero Energy Corp., 6.625%, 6/15/2037	2,124,000	2,279,017
		$4,673,127

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 0.4%
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	$5,881,000	$ 5,244,282
Northern Trust Corp., 6.125%, 11/02/2032	2,959,000	3,067,723
		$8,312,005
Pollution Control – 0.0%
Republic Services, Inc., 1.45%, 2/15/2031	$851,000	$ 667,865
Real Estate - Office – 0.1%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$1,316,000	$ 991,717
Real Estate - Retail – 0.1%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$172,000	$ 153,423
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	1,681,000	1,515,197
Realty Income Corp., REIT, 3.25%, 1/15/2031	485,000	423,909
		$2,092,529
Retailers – 0.2%
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	$2,106,000	$ 1,517,452
Best Buy Co., Inc., 4.45%, 10/01/2028	1,738,000	1,682,661
		$3,200,113
Specialty Stores – 0.1%
Genuine Parts Co., 2.75%, 2/01/2032	$2,771,000	$ 2,273,775
Telecommunications - Wireless – 0.6%
Crown Castle, Inc., REIT, 1.35%, 7/15/2025	$701,000	$ 640,884
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	2,565,000	2,397,412
Rogers Communications, Inc., 3.8%, 3/15/2032 (n)	5,197,000	4,542,811
T-Mobile USA, Inc., 2.05%, 2/15/2028	1,892,000	1,640,526
T-Mobile USA, Inc., 4.5%, 4/15/2050	2,244,000	1,925,455
Vodafone Group PLC, 5.625%, 2/10/2053	750,000	735,246
		$11,882,334
Tobacco – 0.4%
B.A.T. International Finance PLC, 4.448%, 3/16/2028	$4,200,000	$ 3,964,419
Philip Morris International, Inc., 5.125%, 11/17/2027	869,000	871,659
Philip Morris International, Inc., 5.625%, 11/17/2029	374,000	381,081
Philip Morris International, Inc., 5.125%, 2/15/2030	1,404,000	1,388,195
Philip Morris International, Inc., 5.75%, 11/17/2032	1,653,000	1,692,796
		$8,298,150
Transportation - Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$1,826,000	$ 2,086,672
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 4.35%, 7/01/2023	$127	$ 127
Small Business Administration, 4.77%, 4/01/2024	14,362	14,160
Small Business Administration, 5.18%, 5/01/2024	18,803	18,575
Small Business Administration, 5.52%, 6/01/2024	866	862
Small Business Administration, 4.99%, 9/01/2024	27,399	26,910
Small Business Administration, 4.95%, 3/01/2025	1,412	1,402
Small Business Administration, 5.11%, 8/01/2025	141,573	139,303
		$201,339

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 4.9%
U.S. Treasury Bonds, 1.75%, 8/15/2041	$4,700,000	$ 3,301,934
U.S. Treasury Bonds, 2.375%, 2/15/2042	6,600,000	5,138,461
U.S. Treasury Bonds, 2.875%, 5/15/2043	9,096,000	7,608,307
U.S. Treasury Bonds, 2.5%, 2/15/2045	9,797,000	7,585,021
U.S. Treasury Bonds, 3%, 11/15/2045	3,638,000	3,067,999
U.S. Treasury Bonds, 2.875%, 5/15/2049	900,000	743,871
U.S. Treasury Bonds, 2.375%, 11/15/2049 (f)	43,390,000	32,398,432
U.S. Treasury Bonds, 2.25%, 2/15/2052	6,300,000	4,552,734
U.S. Treasury Notes, 0.375%, 11/30/2025	33,750,000	30,464,649
U.S. Treasury Notes, 2.5%, 3/31/2027	12,600,000	11,808,070
		$106,669,478
Utilities - Electric Power – 1.0%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$1,273,000	$ 1,327,252
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	250,000	206,733
Duke Energy Carolinas LLC, 4.95%, 1/15/2033	3,995,000	3,965,408
Duke Energy Corp., 2.65%, 9/01/2026	294,000	271,723
Duke Energy Corp., 4.5%, 8/15/2032	3,023,000	2,850,045
Enel Finance International N.V., 6.8%, 10/14/2025 (n)	926,000	943,247
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	392,000	333,445
Evergy, Inc., 2.9%, 9/15/2029	1,644,000	1,434,536
Exelon Corp., 4.05%, 4/15/2030	1,632,000	1,525,066
FirstEnergy Corp., 3.4%, 3/01/2050	1,078,000	742,915
Georgia Power Co., 3.7%, 1/30/2050	147,000	112,388
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (n)	1,333,000	1,289,325
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	924,000	762,131
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/2029	2,121,000	2,201,458
Pacific Gas & Electric Co., 2.1%, 8/01/2027	480,000	410,008
Pacific Gas & Electric Co., 3%, 6/15/2028	1,410,000	1,215,306
Pacific Gas & Electric Co., 2.5%, 2/01/2031	1,738,000	1,360,652
Pacific Gas & Electric Co., 3.3%, 8/01/2040	926,000	623,858
Xcel Energy, Inc., 3.4%, 6/01/2030	968,000	861,977
		$22,437,473
Utilities - Gas – 0.0%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$1,135,000	$ 914,386
Total Bonds (Identified Cost, $914,957,978)		$831,142,550
Preferred Stocks – 0.8%
Computer Software - Systems – 0.3%
Samsung Electronics Co. Ltd.	122,507	$ 5,559,969
Consumer Products – 0.5%
Henkel AG & Co. KGaA	149,739	$ 11,970,336
Total Preferred Stocks (Identified Cost, $17,159,640)		$17,530,305
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 5.04% (v) (Identified Cost, $24,055,514)	24,056,737	$ 24,061,548
Other Assets, Less Liabilities – 0.1%		2,718,631
Net Assets – 100.0%		$2,179,580,583

MFS Total Return Series
Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $24,061,548 and $2,152,800,404, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $171,204,219, representing 7.9% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 6/30/23
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond 30 yr	Long	USD	140	$19,070,625	September – 2023	$221,512
U.S. Treasury Ultra Note 10 yr	Short	USD	272	32,215,000	September – 2023	389,236
						$610,748
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	44	$8,947,125	September – 2023	$(94,849)
U.S. Treasury Note 5 yr	Long	USD	617	66,076,844	September – 2023	(1,239,995)
						$(1,334,844)
At June 30, 2023, the fund had liquid securities with an aggregate value of $1,396,292 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

MFS Total Return Series
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/23 Assets
Investments in unaffiliated issuers, at value (identified cost, $1,735,361,449)	$2,152,800,404
Investments in affiliated issuers, at value (identified cost, $24,055,514)	24,061,548
Cash	34,702
Foreign currency, at value (identified cost, $28,779)	28,893
Receivables for
Net daily variation margin on open futures contracts	92,901
Investments sold	7,404,848
TBA sale commitments	4,673,272
Fund shares sold	154,275
Interest and dividends	8,210,158
Receivable from investment adviser	74,285
Other assets	3,434
Total assets	$2,197,538,720
Liabilities
Payables for
Investments purchased	$705,410
TBA purchase commitments	15,868,563
Fund shares reacquired	1,136,703
Payable to affiliates
Administrative services fee	1,753
Shareholder servicing costs	466
Distribution and/or service fees	16,078
Accrued expenses and other liabilities	229,164
Total liabilities	$17,958,137
Net assets	$2,179,580,583
Net assets consist of
Paid-in capital	$1,563,352,454
Total distributable earnings (loss)	616,228,129
Net assets	$2,179,580,583
Shares of beneficial interest outstanding	94,174,737
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$996,658,648	42,472,724	$23.47
Service Class	1,182,921,935	51,702,013	22.88
See Notes to Financial Statements

MFS Total Return Series
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/23
Net investment income (loss)
Income
Interest	$16,512,588
Dividends	16,152,837
Dividends from affiliated issuers	647,074
Other	112,915
Income on securities loaned	1,844
Foreign taxes withheld	(329,471)
Total investment income	$33,097,787
Expenses
Management fee	$7,267,299
Distribution and/or service fees	1,464,711
Shareholder servicing costs	10,706
Administrative services fee	163,037
Independent Trustees' compensation	18,750
Custodian fee	60,792
Shareholder communications	24,524
Audit and tax fees	42,026
Legal fees	5,173
Miscellaneous	39,827
Total expenses	$9,096,845
Reduction of expenses by investment adviser	(1,031,500)
Net expenses	$8,065,345
Net investment income (loss)	$25,032,442
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$55,906,159
Affiliated issuers	2,908
Futures contracts	(781,910)
Foreign currency	(6,389)
Net realized gain (loss)	$55,120,768
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$11,113,791
Affiliated issuers	(1,981)
Futures contracts	(248,383)
Translation of assets and liabilities in foreign currencies	11,340
Net unrealized gain (loss)	$10,874,767
Net realized and unrealized gain (loss)	$65,995,535
Change in net assets from operations	$91,027,977
See Notes to Financial Statements

MFS Total Return Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22
Change in net assets
From operations
Net investment income (loss)	$25,032,442	$39,724,474
Net realized gain (loss)	55,120,768	92,004,343
Net unrealized gain (loss)	10,874,767	(389,683,653)
Change in net assets from operations	$91,027,977	$(257,954,836)
Total distributions to shareholders	$—	$(236,287,143)
Change in net assets from fund share transactions	$(93,142,592)	$(5,860,762)
Total change in net assets	$(2,114,615)	$(500,102,741)
Net assets
At beginning of period	2,181,695,198	2,681,797,939
At end of period	$2,179,580,583	$2,181,695,198
See Notes to Financial Statements

MFS Total Return Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$22.49	$27.78	$26.02	$24.90	$21.78	$24.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.45	$0.39	$0.47	$0.52	$0.53
Net realized and unrealized gain (loss)	0.70	(3.10)	3.24	1.88	3.83	(1.80)
Total from investment operations	$0.98	$(2.65)	$3.63	$2.35	$4.35	$(1.27)
Less distributions declared to shareholders
From net investment income	$—	$(0.44)	$(0.51)	$(0.57)	$(0.58)	$(0.54)
From net realized gain	—	(2.20)	(1.36)	(0.66)	(0.65)	(1.11)
Total distributions declared to shareholders	$—	$(2.64)	$(1.87)	$(1.23)	$(1.23)	$(1.65)
Net asset value, end of period (x)	$23.47	$22.49	$27.78	$26.02	$24.90	$21.78
Total return (%) (k)(r)(s)(x)	4.36(n)	(9.58)	14.12	9.81	20.38	(5.61)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.71(a)	0.71	0.70	0.71	0.70	0.70
Expenses after expense reductions	0.61(a)	0.61	0.61	0.61	0.62	0.62
Net investment income (loss)	2.45(a)	1.84	1.43	1.95	2.18	2.20
Portfolio turnover	17(n)	67	98	84	42	26
Net assets at end of period (000 omitted)	$996,659	$1,001,860	$1,274,331	$1,219,438	$1,223,166	$1,134,301

See Notes to Financial Statements

MFS Total Return Series
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$21.95	$27.18	$25.50	$24.43	$21.38	$24.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.38	$0.32	$0.40	$0.45	$0.46
Net realized and unrealized gain (loss)	0.69	(3.04)	3.17	1.83	3.76	(1.77)
Total from investment operations	$0.93	$(2.66)	$3.49	$2.23	$4.21	$(1.31)
Less distributions declared to shareholders
From net investment income	$—	$(0.37)	$(0.45)	$(0.50)	$(0.51)	$(0.48)
From net realized gain	—	(2.20)	(1.36)	(0.66)	(0.65)	(1.11)
Total distributions declared to shareholders	$—	$(2.57)	$(1.81)	$(1.16)	$(1.16)	$(1.59)
Net asset value, end of period (x)	$22.88	$21.95	$27.18	$25.50	$24.43	$21.38
Total return (%) (k)(r)(s)(x)	4.24(n)	(9.84)	13.84	9.52	20.12	(5.87)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.96(a)	0.96	0.95	0.96	0.95	0.95
Expenses after expense reductions	0.86(a)	0.86	0.86	0.86	0.87	0.87
Net investment income (loss)	2.20(a)	1.60	1.17	1.71	1.93	1.95
Portfolio turnover	17(n)	67	98	84	42	26
Net assets at end of period (000 omitted)	$1,182,922	$1,179,835	$1,407,467	$1,319,320	$1,323,813	$1,191,222
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

MFS Total Return Series
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Total Return Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the

MFS Total Return Series
Notes to Financial Statements (unaudited) - continued
determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of June 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,234,749,436	$—	$—	$1,234,749,436
Germany	25,732,849	—	—	25,732,849
United Kingdom	17,299,568	—	—	17,299,568
Switzerland	12,769,445	—	—	12,769,445
Canada	10,644,956	—	—	10,644,956
Taiwan	8,830,399	—	—	8,830,399
France	6,071,232	—	—	6,071,232
South Korea	—	5,559,969	—	5,559,969
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	106,870,817	—	106,870,817
Non - U.S. Sovereign Debt	—	651,785	—	651,785
Municipal Bonds	—	11,588,709	—	11,588,709
U.S. Corporate Bonds	—	218,966,235	—	218,966,235
Residential Mortgage-Backed Securities	—	282,978,145	—	282,978,145
Commercial Mortgage-Backed Securities	—	42,769,848	—	42,769,848
Asset-Backed Securities (including CDOs)	—	81,299,341	—	81,299,341
Foreign Bonds	—	86,017,670	—	86,017,670
Mutual Funds	24,061,548	—	—	24,061,548
Total	$1,340,159,433	$836,702,519	$—	$2,176,861,952
Other Financial Instruments
Futures Contracts – Assets	$610,748	$—	$—	$610,748
Futures Contracts – Liabilities	(1,334,844)	—	—	(1,334,844)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

MFS Total Return Series
Notes to Financial Statements (unaudited) - continued
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2023 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$610,748	$(1,334,844)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(781,910)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(248,383)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

MFS Total Return Series
Notes to Financial Statements (unaudited) - continued
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2023, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated.

MFS Total Return Series
Notes to Financial Statements (unaudited) - continued
The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/22
Ordinary income (including any short-term capital gains)	$50,184,261
Long-term capital gains	186,102,882
Total distributions	$236,287,143
The federal tax cost and the tax basis components of distributable earnings were as follows:

MFS Total Return Series
Notes to Financial Statements (unaudited) - continued
As of 6/30/23
Cost of investments	$1,775,269,911
Gross appreciation	514,516,716
Gross depreciation	(112,924,675)
Net unrealized appreciation (depreciation)	$401,592,041
As of 12/31/22
Undistributed ordinary income	41,339,241
Undistributed long-term capital gain	92,309,620
Other temporary differences	(679)
Net unrealized appreciation (depreciation)	391,551,970
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/23	Year ended 12/31/22
Initial Class	$—	$109,061,121
Service Class	—	127,226,022
Total	$—	$236,287,143
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.70%
In excess of $1 billion and up to $2.5 billion	0.65%
In excess of $2.5 billion and up to $5 billion	0.55%
In excess of $5 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2023, this management fee reduction amounted to $138,666, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.66% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.61% of average daily net assets for the Initial Class shares and 0.86% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2023, this reduction amounted to $892,834, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

MFS Total Return Series
Notes to Financial Statements (unaudited) - continued
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2023, the fee was $9,500, which equated to 0.0009% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2023, these costs amounted to $1,206.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.0151% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund.  Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended June 30, 2023, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $4,369,802.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2023, this reimbursement amounted to $7,971, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2023, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$222,146,277	$262,050,811
Non-U.S. Government securities	143,587,516	180,158,788
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/23		Year ended 12/31/22
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	643,026	$14,661,852	1,216,820	$28,906,952
Service Class	1,835,273	41,167,590	3,979,494	96,027,646
	2,478,299	$55,829,442	5,196,314	$124,934,598

MFS Total Return Series
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/23		Year ended 12/31/22
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	4,817,187	$109,061,121
Service Class	—	—	5,751,628	127,226,022
	—	$—	10,568,815	$236,287,143
Shares reacquired
Initial Class	(2,724,583)	$(62,316,486)	(7,347,668)	$(180,956,671)
Service Class	(3,880,105)	(86,655,548)	(7,768,222)	(186,125,832)
	(6,604,688)	$(148,972,034)	(15,115,890)	$(367,082,503)
Net change
Initial Class	(2,081,557)	$(47,654,634)	(1,313,661)	$(42,988,598)
Service Class	(2,044,832)	(45,487,958)	1,962,900	37,127,836
	(4,126,389)	$(93,142,592)	649,239	$(5,860,762)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2023, the fund’s commitment fee and interest expense were $5,596 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$23,640,356	$171,509,251	$171,088,986	$2,908	$(1,981)	$24,061,548
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$647,074	$—
(8)  LIBOR Transition
The London Interbank Offered Rate (LIBOR) was intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. Certain of the fund's investments, payment obligations, and financing terms were historically based on LIBOR. In 2017, the United Kingdom Financial Conduct Authority (FCA) announced plans to transition away from LIBOR by the end of 2021. LIBOR's administrator, ICE Benchmark Administration (IBA), ceased publication (on a representative basis) of many of its LIBOR settings as of December 31, 2021 and ceased publication (on a representative basis) of the remaining U.S. dollar LIBOR settings as of June 30, 2023. In addition, global regulators announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Although the FCA has announced that it will require the IBA to

MFS Total Return Series
Notes to Financial Statements (unaudited) - continued
continue to publish certain select LIBOR rates on a synthetic basis after the relevant cessation dates, such synthetic rates are not considered to be representative of the underlying market and economic reality they are intended to measure, are expected to be published for a limited time period, and are intended solely for use on a limited basis for legacy transactions.
Regulators and industry groups have implemented measures to facilitate the transition away from LIBOR and other interbank offered rates to alternative reference rates, such as the Secured Overnight Financing Rate (SOFR). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. SOFR is published in various forms including as a daily, compounded, and forward-looking term rate. The transition to alternative reference rates may affect the liquidity and valuation of investments that were tied to LIBOR or other interbank offered rates and may lead to other consequences affecting securities and credit markets more broadly. For example, while some investments that were tied to LIBOR provided for an alternative or “fallback” rate-setting methodology in the event LIBOR is not available, there is uncertainty regarding the effectiveness of any such alternative methodologies to replace LIBOR and certain investments tied to LIBOR may not have fallback provisions. While legislation passed in the United States facilitates by operation of law the replacement of U.S. dollar LIBOR settings in certain legacy instruments with a specified replacement rate, such as SOFR, there is uncertainty regarding the effectiveness of such legislation. There also remains uncertainty regarding the willingness and ability of parties to add or amend fallback provisions in certain other legacy instruments maturing after the cessation of the applicable LIBOR rates, which could create market and litigation risk.
It is difficult to quantify or predict the impact on the fund resulting from the transition from LIBOR to alternative reference rates and the potential effects of the transition from LIBOR on the fund, or on certain instruments in which the fund invests, are not known. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that relied on LIBOR to determine interest rates. The transition may also result in a reduction in value of certain LIBOR-related investments held by the fund or reduce the effectiveness of related transactions such as hedges. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates, as well as other unforeseen effects, could have an adverse impact on the fund's performance.
With respect to the fund’s accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management has and will continue to rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for such contract modifications made on or before December 31, 2024 as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.

MFS Total Return Series
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

MFS Total Return Series
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Semiannual Report
June 30, 2023
MFS®  Utilities Series
MFS® Variable Insurance Trust
VUF-SEM

MFS® Utilities Series
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Utilities Series
Portfolio Composition
Portfolio structure
Top ten holdings
NextEra Energy, Inc.	12.0%
PG&E Corp.	6.5%
Dominion Energy, Inc.	5.5%
Southern Co.	4.9%
Sempra Energy	4.7%
DTE Energy Co.	4.1%
Edison International	3.6%
RWE AG	3.4%
PPL Corp.	3.2%
Cellnex Telecom S.A.	3.1%
Top five industries
Utilities-Electric Power	81.6%
Telecommunications - Wireless	6.9%
Energy - Renewables	5.6%
Natural Gas - Distribution	2.6%
Utilities - Water	1.3%
Issuer country weightings (x)
United States	73.0%
Germany	5.3%
Portugal	4.5%
United Kingdom	4.4%
Spain	4.3%
Italy	2.4%
France	1.3%
Brazil	1.2%
Canada	1.0%
Other Countries	2.6%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States (included in Other Countries) includes Cash & Cash Equivalents.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of June 30, 2023.
The portfolio is actively managed and current holdings may be different.
1

MFS Utilities Series
Expense Table
Fund expenses borne by the shareholders during the period,
January 1, 2023 through June 30, 2023
As a shareholder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/23	Ending Account Value 6/30/23	Expenses Paid During Period (p) 1/01/23-6/30/23
Initial Class	Actual	0.80%	$1,000.00	$990.91	$3.95
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
Service Class	Actual	1.05%	$1,000.00	$989.60	$5.18
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Notes to Expense Table
Expense ratios include 0.03% of tax reclaim recovery expenses.
2

MFS Utilities Series
Portfolio of Investments − 6/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Energy - Renewables – 5.6%
AES Corp.	977,627	$ 20,266,208
EDP Renovaveis S.A.	1,836,862	36,670,213
Orsted A/S	96,057	9,077,094
		$66,013,515
Natural Gas - Distribution – 2.6%
Atmos Energy Corp.	156,176	$ 18,169,516
China Resources Gas Group Ltd.	1,763,500	6,046,513
Southwest Gas Holdings, Inc.	96,096	6,116,510
		$30,332,539
Telecommunications - Wireless – 6.9%
Cellnex Telecom S.A.	908,627	$ 36,675,367
Rogers Communications, Inc., “B”	252,183	11,505,522
SBA Communications Corp., REIT	129,437	29,998,319
Vodafone Group PLC	3,264,523	3,066,753
		$81,245,961
Telephone Services – 0.7%
Hellenic Telecommunications Organization S.A.	444,444	$ 7,618,996
Utilities - Electric Power – 81.6%
Alliant Energy Corp.	545,356	$ 28,620,283
Ameren Corp.	445,652	36,396,399
American Electric Power Co., Inc.	363,598	30,614,952
CenterPoint Energy, Inc.	405,418	11,817,935
CLP Holdings Ltd.	1,030,500	8,020,932
Constellation Energy	328,908	30,111,527
Dominion Energy, Inc.	1,240,480	64,244,459
DTE Energy Co.	437,084	48,087,982
E.ON SE	1,693,932	21,589,536
Edison International	614,055	42,646,120
Enel S.p.A.	4,210,753	28,340,573
Energias de Portugal S.A.	3,239,450	15,822,163
Energisa S.A., IEU	648,800	6,802,088
Equatorial Energia S.A.	986,700	6,625,121
Evergy, Inc.	415,092	24,249,675
Exelon Corp.	448,486	18,271,322
Iberdrola S.A.	1,026,245	13,382,075
National Grid PLC	1,573,005	20,786,227
NextEra Energy, Inc.	1,900,734	141,034,464
PG&E Corp. (a)	4,401,020	76,049,626
Pinnacle West Capital Corp.	222,396	18,116,378
Portland General Electric Co.	307,046	14,378,964
PPL Corp.	1,418,817	37,541,898
Public Service Enterprise Group, Inc.	294,077	18,412,161
RWE AG	927,781	40,364,186
Sempra Energy	378,760	55,143,669
Southern Co.	813,617	57,156,594
SSE PLC	1,189,890	27,820,446
Xcel Energy, Inc.	230,835	14,351,012
		$956,798,767
3

MFS Utilities Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Water – 1.4%
Veolia Environnement S.A.	498,265	$ 15,740,316
Total Common Stocks (Identified Cost, $891,838,050)		$1,157,750,094
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 5.04% (v) (Identified Cost, $12,398,286)	12,397,660	$ 12,400,139
Other Assets, Less Liabilities – 0.2%		1,954,535
Net Assets – 100.0%		$1,172,104,768
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $12,400,139 and $1,157,750,094, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
IEU	International Equity Unit
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Derivative Contracts at 6/30/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	1,101,673	USD	824,021	BNP Paribas S.A.	7/21/2023	$7,780
EUR	68,824	USD	74,906	Brown Brothers Harriman	7/21/2023	253
EUR	2,029,424	USD	2,211,962	HSBC Bank	7/21/2023	4,263
EUR	2,765,501	USD	2,979,908	Merrill Lynch International	7/21/2023	40,149
EUR	3,585,236	USD	3,893,147	State Street Bank Corp.	7/21/2023	22,099
GBP	680,263	USD	851,599	Brown Brothers Harriman	7/21/2023	12,429
USD	162,055,135	EUR	147,150,644	Merrill Lynch International	7/21/2023	1,359,726
						$1,446,699
Liability Derivatives
EUR	1,058,788	USD	1,159,602	Brown Brothers Harriman	7/21/2023	$(3,355)
EUR	1,597,210	USD	1,758,187	HSBC Bank	7/21/2023	(13,959)
EUR	3,885,308	USD	4,243,644	State Street Bank Corp.	7/21/2023	(705)
USD	14,507	CAD	19,343	Brown Brothers Harriman	7/21/2023	(98)
USD	7,908,108	CAD	10,601,029	HSBC Bank	7/21/2023	(96,036)
USD	17,559	EUR	16,135	Brown Brothers Harriman	7/21/2023	(61)
USD	1,899	EUR	1,741	State Street Bank Corp.	7/21/2023	(3)
USD	150,779	GBP	119,245	Brown Brothers Harriman	7/21/2023	(678)
USD	407,107	GBP	326,615	HSBC Bank	7/21/2023	(7,740)
4

MFS Utilities Series
Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
USD	35,313,477	GBP	28,220,482	State Street Bank Corp.	7/21/2023	$(530,416)
						$(653,051)
See Notes to Financial Statements
5

MFS Utilities Series
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/23 Assets
Investments in unaffiliated issuers, at value (identified cost, $891,838,050)	$1,157,750,094
Investments in affiliated issuers, at value (identified cost, $12,398,286)	12,400,139
Foreign currency, at value (identified cost, $6,533)	6,738
Receivables for
Forward foreign currency exchange contracts	1,446,699
Fund shares sold	151,499
Interest and dividends	3,360,449
Other assets	2,042
Total assets	$1,175,117,660
Liabilities
Payables for
Forward foreign currency exchange contracts	$653,051
Investments purchased	113,055
Fund shares reacquired	1,818,018
Payable to affiliates
Investment adviser	46,520
Administrative services fee	968
Shareholder servicing costs	559
Distribution and/or service fees	8,778
Payable for independent Trustees' compensation	245
Accrued expenses and other liabilities	371,698
Total liabilities	$3,012,892
Net assets	$1,172,104,768
Net assets consist of
Paid-in capital	$784,221,919
Total distributable earnings (loss)	387,882,849
Net assets	$1,172,104,768
Shares of beneficial interest outstanding	32,970,994
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$526,651,375	14,635,008	$35.99
Service Class	645,453,393	18,335,986	35.20
See Notes to Financial Statements
6

MFS Utilities Series
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/23
Net investment income (loss)
Income
Dividends	$20,206,989
Interest	306,119
Dividends from affiliated issuers	207,983
Other	50,797
Income on securities loaned	1,495
Foreign taxes withheld	(179,536)
Total investment income	$20,593,847
Expenses
Management fee	$4,441,864
Distribution and/or service fees	833,572
Shareholder servicing costs	9,111
Administrative services fee	92,694
Independent Trustees' compensation	11,084
Custodian fee	61,817
Shareholder communications	19,847
Audit and tax fees	35,719
Legal fees	2,827
Miscellaneous	199,125
Total expenses	$5,707,660
Reduction of expenses by investment adviser	(76,924)
Net expenses	$5,630,736
Net investment income (loss)	$14,963,111
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$13,480,125
Affiliated issuers	2,425
Forward foreign currency exchange contracts	(17,479,740)
Foreign currency	(227,726)
Net realized gain (loss)	$(4,224,916)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(38,842,839)
Affiliated issuers	(959)
Forward foreign currency exchange contracts	14,857,026
Translation of assets and liabilities in foreign currencies	53,177
Net unrealized gain (loss)	$(23,933,595)
Net realized and unrealized gain (loss)	$(28,158,511)
Change in net assets from operations	$(13,195,400)
See Notes to Financial Statements
7

MFS Utilities Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22
Change in net assets
From operations
Net investment income (loss)	$14,963,111	$22,268,570
Net realized gain (loss)	(4,224,916)	96,439,674
Net unrealized gain (loss)	(23,933,595)	(114,645,691)
Change in net assets from operations	$(13,195,400)	$4,062,553
Total distributions to shareholders	$—	$(77,825,621)
Change in net assets from fund share transactions	$(65,374,366)	$28,354,613
Total change in net assets	$(78,569,766)	$(45,408,455)
Net assets
At beginning of period	1,250,674,534	1,296,082,989
At end of period	$1,172,104,768	$1,250,674,534
See Notes to Financial Statements
8

MFS Utilities Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$36.32	$38.31	$35.33	$35.18	$29.38	$29.50
Income (loss) from investment operations
Net investment income (loss) (d)	$0.47	$0.71	$0.78	$0.87	$0.90	$0.89
Net realized and unrealized gain (loss)	(0.80)	(0.32)	4.11	0.99	6.37	(0.56)
Total from investment operations	$(0.33)	$0.39	$4.89	$1.86	$7.27	$0.33
Less distributions declared to shareholders
From net investment income	$—	$(0.92)	$(0.65)	$(0.84)	$(1.37)	$(0.33)
From net realized gain	—	(1.46)	(1.26)	(0.87)	(0.10)	(0.12)
Total distributions declared to shareholders	$—	$(2.38)	$(1.91)	$(1.71)	$(1.47)	$(0.45)
Net asset value, end of period (x)	$35.99	$36.32	$38.31	$35.33	$35.18	$29.38
Total return (%) (k)(r)(s)(x)	(0.91)(n)	0.76	14.09	5.90	25.07	1.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.81(a)	0.78	0.79	0.80	0.79	0.78
Expenses after expense reductions	0.80(a)	0.77	0.77	0.79	0.78	0.78
Net investment income (loss)	2.64(a)	1.92	2.16	2.63	2.69	2.98
Portfolio turnover	10(n)	29	16	32	28	27
Net assets at end of period (000 omitted)	$526,651	$549,238	$584,216	$537,240	$556,301	$492,930

See Notes to Financial Statements
9

MFS Utilities Series
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$35.57	$37.58	$34.69	$34.56	$28.86	$28.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.42	$0.60	$0.68	$0.77	$0.80	$0.81
Net realized and unrealized gain (loss)	(0.79)	(0.32)	4.03	0.97	6.27	(0.56)
Total from investment operations	$(0.37)	$0.28	$4.71	$1.74	$7.07	$0.25
Less distributions declared to shareholders
From net investment income	$—	$(0.83)	$(0.56)	$(0.74)	$(1.27)	$(0.25)
From net realized gain	—	(1.46)	(1.26)	(0.87)	(0.10)	(0.12)
Total distributions declared to shareholders	$—	$(2.29)	$(1.82)	$(1.61)	$(1.37)	$(0.37)
Net asset value, end of period (x)	$35.20	$35.57	$37.58	$34.69	$34.56	$28.86
Total return (%) (k)(r)(s)(x)	(1.04)(n)	0.48	13.82	5.62	24.80	0.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.06(a)	1.03	1.04	1.05	1.04	1.04
Expenses after expense reductions	1.05(a)	1.02	1.02	1.04	1.03	1.03
Net investment income (loss)	2.38(a)	1.66	1.91	2.38	2.44	2.76
Portfolio turnover	10(n)	29	16	32	28	27
Net assets at end of period (000 omitted)	$645,453	$701,436	$711,867	$679,629	$733,992	$727,201
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
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MFS Utilities Series
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Utilities Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the utility industry. Issuers in a single industry can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions. The value of stocks in the utilities sector can be very volatile due to supply and/or demand for services or fuel, financing costs, conservation efforts, the negative impact of regulation, and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or
11

MFS Utilities Series
Notes to Financial Statements (unaudited) - continued
market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$841,795,973	$—	$—	$841,795,973
Germany	61,953,722	—	—	61,953,722
Portugal	52,492,376	—	—	52,492,376
United Kingdom	51,673,426	—	—	51,673,426
Spain	50,057,442	—	—	50,057,442
Italy	28,340,573	—	—	28,340,573
France	15,740,316	—	—	15,740,316
Brazil	13,427,209	—	—	13,427,209
Canada	11,505,522	—	—	11,505,522
Other Countries	16,696,090	14,067,445	—	30,763,535
Mutual Funds	12,400,139	—	—	12,400,139
Total	$1,156,082,788	$14,067,445	$—	$1,170,150,233
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$1,446,699	$—	$1,446,699
Forward Foreign Currency Exchange Contracts – Liabilities	—	(653,051)	—	(653,051)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
12

MFS Utilities Series
Notes to Financial Statements (unaudited) - continued
The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2023 as reported in the Statement of Assets and Liabilities:
		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$1,446,699	$(653,051)
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2023 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(17,479,740)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2023 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$14,857,026
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against
13

MFS Utilities Series
Notes to Financial Statements (unaudited) - continued
declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2023, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any,
14

MFS Utilities Series
Notes to Financial Statements (unaudited) - continued
have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals, derivative transactions, and certain preferred stock treated as debt for tax purposes.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/22
Ordinary income (including any short-term capital gains)	$42,430,357
Long-term capital gains	35,395,264
Total distributions	$77,825,621
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/23
Cost of investments	$909,928,851
Gross appreciation	292,050,773
Gross depreciation	(31,829,391)
Net unrealized appreciation (depreciation)	$260,221,382
As of 12/31/22
Undistributed ordinary income	38,927,153
Undistributed long-term capital gain	62,554,400
Other temporary differences	(68,031)
Net unrealized appreciation (depreciation)	299,664,727
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/23	Year ended 12/31/22
Initial Class	$—	$34,761,572
Service Class	—	43,064,049
Total	$—	$77,825,621
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $3 billion	0.70%
In excess of $3 billion	0.65%
15

MFS Utilities Series
Notes to Financial Statements (unaudited) - continued
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2023, this management fee reduction amounted to $76,924, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.73% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2023, the fee was $7,586, which equated to 0.0013% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2023, these costs amounted to $1,525.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.0155% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund.  Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended June 30, 2023, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $2,343,767. The sales transactions resulted in net realized gains (losses) of $664,389.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2023, this reimbursement amounted to $49,734, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2023, purchases and sales of investments, other than short-term obligations, aggregated $115,380,972 and $167,237,369, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
16

MFS Utilities Series
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/23		Year ended 12/31/22
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,228,274	$44,077,701	1,003,536	$37,516,319
Service Class	672,491	23,705,580	2,874,003	106,408,790
	1,900,765	$67,783,281	3,877,539	$143,925,109
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	917,434	$34,761,572
Service Class	—	—	1,159,194	43,064,049
	—	$—	2,076,628	$77,825,621
Shares reacquired
Initial Class	(1,715,405)	$(60,963,793)	(2,047,407)	$(75,308,977)
Service Class	(2,054,819)	(72,193,854)	(3,259,548)	(118,087,140)
	(3,770,224)	$(133,157,647)	(5,306,955)	$(193,396,117)
Net change
Initial Class	(487,131)	$(16,886,092)	(126,437)	$(3,031,086)
Service Class	(1,382,328)	(48,488,274)	773,649	31,385,699
	(1,869,459)	$(65,374,366)	647,212	$28,354,613
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2023, the fund’s commitment fee and interest expense were $3,171 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$15,431,494	$108,921,092	$111,953,913	$2,425	$(959)	$12,400,139
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$207,983	$—
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MFS Utilities Series
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
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MFS Utilities Series
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
19

Semiannual Report
June 30, 2023
MFS®  Value Series
MFS® Variable Insurance Trust
VLU-SEM

MFS® Value Series
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Value Series
Portfolio Composition
Portfolio structure
Top ten holdings
JPMorgan Chase & Co.	4.1%
Johnson & Johnson	2.9%
Aon PLC	2.7%
Cigna Group	2.7%
Marsh & McLennan Cos., Inc.	2.6%
Comcast Corp., “A”	2.5%
ConocoPhillips	2.5%
Texas Instruments, Inc.	2.4%
Progressive Corp.	2.3%
Northrop Grumman Corp.	2.3%
GICS equity sectors (g)
Financials	24.7%
Health Care	17.1%
Industrials	16.0%
Information Technology	8.5%
Consumer Staples	7.5%
Utilities	7.4%
Energy	4.8%
Materials	3.7%
Consumer Discretionary	3.6%
Communication Services	3.6%
Real Estate	2.1%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2023.
The portfolio is actively managed and current holdings may be different.
1

MFS Value Series
Expense Table
Fund expenses borne by the shareholders during the period,
January 1, 2023 through June 30, 2023
As a shareholder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/23	Ending Account Value 6/30/23	Expenses Paid During Period (p) 1/01/23-6/30/23
Initial Class	Actual	0.69%	$1,000.00	$1,019.49	$3.45
	Hypothetical (h)	0.69%	$1,000.00	$1,021.37	$3.46
Service Class	Actual	0.94%	$1,000.00	$1,018.07	$4.70
	Hypothetical (h)	0.94%	$1,000.00	$1,020.13	$4.71
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
2

MFS Value Series
Portfolio of Investments − 6/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Aerospace & Defense – 6.5%
General Dynamics Corp.	189,930	$ 40,863,440
Honeywell International, Inc.	227,883	47,285,722
Northrop Grumman Corp.	123,016	56,070,693
Raytheon Technologies Corp.	164,696	16,133,620
		$160,353,475
Alcoholic Beverages – 1.6%
Diageo PLC	933,889	$ 40,076,237
Brokerage & Asset Managers – 4.2%
BlackRock, Inc.	37,157	$ 25,680,689
Citigroup, Inc.	658,913	30,336,355
KKR & Co., Inc.	271,245	15,189,720
NASDAQ, Inc.	668,677	33,333,548
		$104,540,312
Business Services – 3.2%
Accenture PLC, “A”	161,624	$ 49,873,934
Equifax, Inc.	122,319	28,781,661
		$78,655,595
Cable TV – 3.6%
Charter Communications, Inc., “A” (a)	69,176	$ 25,413,187
Comcast Corp., “A”	1,503,160	62,456,298
		$87,869,485
Chemicals – 1.0%
PPG Industries, Inc.	159,011	$ 23,581,331
Construction – 1.4%
Masco Corp.	43,473	$ 2,494,481
Otis Worldwide Corp.	98,078	8,729,923
Sherwin-Williams Co.	86,207	22,889,682
		$34,114,086
Consumer Products – 1.7%
International Flavors & Fragrances, Inc.	15,691	$ 1,248,847
Kenvue, Inc. (a)	275,559	7,280,269
Kimberly-Clark Corp.	153,228	21,154,657
Reckitt Benckiser Group PLC	167,555	12,580,425
		$42,264,198
Electrical Equipment – 0.8%
Johnson Controls International PLC	297,207	$ 20,251,685
Electronics – 6.5%
Analog Devices, Inc.	158,207	$ 30,820,306
KLA Corp.	77,827	37,747,652
NXP Semiconductors N.V.	150,412	30,786,328
Texas Instruments, Inc.	331,961	59,759,619
		$159,113,905
3

MFS Value Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 4.8%
ConocoPhillips	583,621	$ 60,468,972
EOG Resources, Inc.	193,442	22,137,503
Pioneer Natural Resources Co.	172,224	35,681,368
		$118,287,843
Food & Beverages – 2.9%
Archer Daniels Midland Co.	95,997	$ 7,253,533
Nestle S.A.	346,100	41,607,017
PepsiCo, Inc.	124,597	23,077,856
		$71,938,406
Gaming & Lodging – 1.4%
Marriott International, Inc., “A”	185,965	$ 34,159,911
Health Maintenance Organizations – 2.7%
Cigna Group	235,405	$ 66,054,643
Insurance – 11.1%
Aon PLC	193,370	$ 66,751,324
Chubb Ltd.	245,598	47,292,351
Marsh & McLennan Cos., Inc.	334,760	62,961,661
Progressive Corp.	436,409	57,767,459
Travelers Cos., Inc.	222,632	38,662,273
		$273,435,068
Machinery & Tools – 4.5%
Eaton Corp. PLC	173,138	$ 34,818,052
Illinois Tool Works, Inc.	171,489	42,899,688
PACCAR, Inc.	178,341	14,918,225
Trane Technologies PLC	99,634	19,055,999
		$111,691,964
Major Banks – 7.2%
Goldman Sachs Group, Inc.	29,438	$ 9,494,932
JPMorgan Chase & Co.	686,137	99,791,765
Morgan Stanley	516,540	44,112,516
PNC Financial Services Group, Inc.	189,366	23,850,648
		$177,249,861
Medical & Health Technology & Services – 1.7%
McKesson Corp.	100,553	$ 42,967,302
Medical Equipment – 5.6%
Abbott Laboratories	331,853	$ 36,178,614
Boston Scientific Corp. (a)	471,305	25,492,887
Danaher Corp.	62,405	14,977,200
Medtronic PLC	314,932	27,745,509
Thermo Fisher Scientific, Inc.	62,702	32,714,769
		$137,108,979
Other Banks & Diversified Financials – 2.2%
American Express Co.	259,093	$ 45,134,000
Truist Financial Corp.	296,865	9,009,853
		$54,143,853
4

MFS Value Series
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 7.1%
Johnson & Johnson	426,258	$ 70,554,224
Merck & Co., Inc.	427,396	49,317,224
Pfizer, Inc.	1,283,301	47,071,481
Roche Holding AG	27,893	8,523,251
		$175,466,180
Railroad & Shipping – 2.5%
Canadian National Railway Co.	123,768	$ 14,984,592
Union Pacific Corp.	228,604	46,776,950
		$61,761,542
Real Estate – 2.1%
Prologis, Inc., REIT	341,374	$ 41,862,694
Public Storage, Inc., REIT	31,915	9,315,350
		$51,178,044
Specialty Chemicals – 1.8%
Corteva, Inc.	162,246	$ 9,296,696
DuPont de Nemours, Inc.	491,358	35,102,615
		$44,399,311
Specialty Stores – 3.5%
Lowe's Cos., Inc.	243,619	$ 54,984,809
Target Corp.	229,487	30,269,335
		$85,254,144
Utilities - Electric Power – 7.4%
American Electric Power Co., Inc.	151,479	$ 12,754,532
Dominion Energy, Inc.	661,122	34,239,508
Duke Energy Corp.	483,815	43,417,558
Exelon Corp.	518,960	21,142,430
PG&E Corp. (a)	357,504	6,177,669
Southern Co.	662,394	46,533,179
Xcel Energy, Inc.	290,085	18,034,585
		$182,299,461
Total Common Stocks (Identified Cost, $1,346,509,520)		$2,438,216,821
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 5.04% (v) (Identified Cost, $27,570,569)	27,570,136	$ 27,575,650
Other Assets, Less Liabilities – (0.1)%		(2,360,844)
Net Assets – 100.0%		$2,463,431,627
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $27,575,650 and $2,438,216,821, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
5

MFS Value Series
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/23 Assets
Investments in unaffiliated issuers, at value (identified cost, $1,346,509,520)	$2,438,216,821
Investments in affiliated issuers, at value (identified cost, $27,570,569)	27,575,650
Cash	47,542
Receivables for
Fund shares sold	117,202
Interest and dividends	2,874,392
Other assets	3,842
Total assets	$2,468,835,449
Liabilities
Payables for
Investments purchased	$3,128,920
Fund shares reacquired	1,980,516
Payable to affiliates
Investment adviser	57,932
Administrative services fee	1,962
Shareholder servicing costs	404
Distribution and/or service fees	16,361
Payable for independent Trustees' compensation	315
Accrued expenses and other liabilities	217,412
Total liabilities	$5,403,822
Net assets	$2,463,431,627
Net assets consist of
Paid-in capital	$1,076,097,486
Total distributable earnings (loss)	1,387,334,141
Net assets	$2,463,431,627
Shares of beneficial interest outstanding	113,559,799
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,252,479,945	57,007,176	$21.97
Service Class	1,210,951,682	56,552,623	21.41
See Notes to Financial Statements
6

MFS Value Series
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/23
Net investment income (loss)
Income
Dividends	$29,304,328
Dividends from affiliated issuers	520,984
Other	9,774
Income on securities loaned	237
Foreign taxes withheld	(267,343)
Total investment income	$29,567,980
Expenses
Management fee	$8,290,936
Distribution and/or service fees	1,495,251
Shareholder servicing costs	10,602
Administrative services fee	180,477
Independent Trustees' compensation	21,014
Custodian fee	58,250
Shareholder communications	26,079
Audit and tax fees	34,265
Legal fees	5,621
Miscellaneous	30,438
Total expenses	$10,152,933
Reduction of expenses by investment adviser	(365,799)
Net expenses	$9,787,134
Net investment income (loss)	$19,780,846
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$75,758,297
Affiliated issuers	(8,593)
Foreign currency	35,942
Net realized gain (loss)	$75,785,646
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(49,238,264)
Affiliated issuers	2,016
Translation of assets and liabilities in foreign currencies	2,506
Net unrealized gain (loss)	$(49,233,742)
Net realized and unrealized gain (loss)	$26,551,904
Change in net assets from operations	$46,332,750
See Notes to Financial Statements
7

MFS Value Series
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22
Change in net assets
From operations
Net investment income (loss)	$19,780,846	$37,120,192
Net realized gain (loss)	75,785,646	168,424,957
Net unrealized gain (loss)	(49,233,742)	(384,367,410)
Change in net assets from operations	$46,332,750	$(178,822,261)
Total distributions to shareholders	$—	$(183,745,122)
Change in net assets from fund share transactions	$(29,466,318)	$(23,553,592)
Total change in net assets	$16,866,432	$(386,120,975)
Net assets
At beginning of period	2,446,565,195	2,832,686,170
At end of period	$2,463,431,627	$2,446,565,195
See Notes to Financial Statements
8

MFS Value Series
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$21.55	$24.72	$20.40	$20.95	$17.30	$20.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.35	$0.31	$0.31	$0.33	$0.41
Net realized and unrealized gain (loss)	0.23	(1.83)	4.84	0.29	4.68	(2.32)
Total from investment operations	$0.42	$(1.48)	$5.15	$0.60	$5.01	$(1.91)
Less distributions declared to shareholders
From net investment income	$—	$(0.32)	$(0.31)	$(0.30)	$(0.44)	$(0.32)
From net realized gain	—	(1.37)	(0.52)	(0.85)	(0.92)	(1.39)
Total distributions declared to shareholders	$—	$(1.69)	$(0.83)	$(1.15)	$(1.36)	$(1.71)
Net asset value, end of period (x)	$21.97	$21.55	$24.72	$20.40	$20.95	$17.30
Total return (%) (k)(r)(s)(x)	1.95(n)	(5.91)	25.45	3.48	29.80	(10.09)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.72(a)	0.72	0.72	0.73	0.73	0.73
Expenses after expense reductions	0.69(a)	0.70	0.70	0.71	0.72	0.72
Net investment income (loss)	1.77(a)	1.60	1.33	1.64	1.67	2.02
Portfolio turnover	8(n)	13	9	17	13	8
Net assets at end of period (000 omitted)	$1,252,480	$1,207,158	$1,363,583	$1,183,318	$945,183	$823,744

See Notes to Financial Statements
9

MFS Value Series
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$21.03	$24.16	$19.96	$20.52	$16.96	$20.55
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.29	$0.24	$0.25	$0.27	$0.35
Net realized and unrealized gain (loss)	0.22	(1.79)	4.75	0.29	4.59	(2.28)
Total from investment operations	$0.38	$(1.50)	$4.99	$0.54	$4.86	$(1.93)
Less distributions declared to shareholders
From net investment income	$—	$(0.26)	$(0.27)	$(0.25)	$(0.38)	$(0.27)
From net realized gain	—	(1.37)	(0.52)	(0.85)	(0.92)	(1.39)
Total distributions declared to shareholders	$—	$(1.63)	$(0.79)	$(1.10)	$(1.30)	$(1.66)
Net asset value, end of period (x)	$21.41	$21.03	$24.16	$19.96	$20.52	$16.96
Total return (%) (k)(r)(s)(x)	1.81(n)	(6.14)	25.16	3.22	29.51	(10.36)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.97(a)	0.97	0.97	0.98	0.98	0.98
Expenses after expense reductions	0.94(a)	0.95	0.95	0.96	0.97	0.97
Net investment income (loss)	1.52(a)	1.35	1.08	1.38	1.42	1.77
Portfolio turnover	8(n)	13	9	17	13	8
Net assets at end of period (000 omitted)	$1,210,952	$1,239,407	$1,469,104	$1,267,251	$1,279,123	$1,127,848
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
10

MFS Value Series
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Value Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment
11

MFS Value Series
Notes to Financial Statements (unaudited) - continued
for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,438,216,821	$—	$—	$2,438,216,821
Mutual Funds	27,575,650	—	—	27,575,650
Total	$2,465,792,471	$—	$—	$2,465,792,471
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2023, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
12

MFS Value Series
Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/22
Ordinary income (including any short-term capital gains)	$43,571,664
Long-term capital gains	140,173,458
Total distributions	$183,745,122
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/23
Cost of investments	$1,379,478,985
Gross appreciation	1,131,396,193
Gross depreciation	(45,082,707)
Net unrealized appreciation (depreciation)	$1,086,313,486
As of 12/31/22
Undistributed ordinary income	37,784,723
Undistributed long-term capital gain	168,675,190
Other temporary differences	16,193
Net unrealized appreciation (depreciation)	1,134,525,285
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
13

MFS Value Series
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/23	Year ended 12/31/22
Initial Class	$—	$91,353,058
Service Class	—	92,392,064
Total	$—	$183,745,122
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.65%
In excess of $2.5 billion	0.60%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2023, this management fee reduction amounted to $153,971, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.68% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.69% of average daily net assets for the Initial Class shares and 0.94% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2023, this reduction amounted to $211,828, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2023, the fee was $9,555, which equated to 0.0008% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2023, these costs amounted to $1,047.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.0150% of the fund's average daily net assets.
14

MFS Value Series
Notes to Financial Statements (unaudited) - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund.  Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended June 30, 2023, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $1,721,101.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2023, this reimbursement amounted to $9,087, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2023, purchases and sales of investments, other than short-term obligations, aggregated $197,349,308 and $214,630,777, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/23		Year ended 12/31/22
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	5,379,287	$115,715,160	6,563,655	$146,371,031
Service Class	3,503,241	72,902,708	24,366,893	539,149,730
	8,882,528	$188,617,868	30,930,548	$685,520,761
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	4,288,876	$91,353,058
Service Class	—	—	4,439,792	92,392,064
	—	$—	8,728,668	$183,745,122
Shares reacquired
Initial Class	(4,389,200)	$(94,594,212)	(9,999,661)	$(220,090,375)
Service Class	(5,888,397)	(123,489,974)	(30,676,378)	(672,729,100)
	(10,277,597)	$(218,084,186)	(40,676,039)	$(892,819,475)
Net change
Initial Class	990,087	$21,120,948	852,870	$17,633,714
Service Class	(2,385,156)	(50,587,266)	(1,869,693)	(41,187,306)
	(1,395,069)	$(29,466,318)	(1,016,823)	$(23,553,592)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio and the MFS Growth Allocation Portfolio were the owners of record of approximately 4% and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Portfolio was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
15

MFS Value Series
Notes to Financial Statements (unaudited) - continued
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2023, the fund’s commitment fee and interest expense were $6,379 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$29,657,201	$192,052,282	$194,127,256	$(8,593)	$2,016	$27,575,650
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$520,984	$—
16

MFS Value Series
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
17

MFS Value Series
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit1 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
18

Item 1(b):

Not applicable.

ITEM 2. CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS VARIABLE INSURANCE TRUST

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: August 15, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: August 15, 2023

By (Signature and Title)*

/S/ JAMES O. YOST

James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer) Date: August 15, 2023

* Print name and title of each signing officer under his or her signature.